UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

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ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports may be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2021

The year of 2021 was supposed to be getting back to normal with the world reopening from the global pandemic. While the stock market overall was strong, we never truly reopened, and the impact of new virus variants continued to have a damaging impact on the U.S. and global economies. While the stock market overall was positive, a global supply chain slow down had a corresponding effect on inflation, pushing the price of goods and services to increasingly higher costs. This, coupled with a labor shortage, also had the impact of driving wages higher.

In December, the Federal Reserve began communicating potential upcoming interest rate increases and the possibility of discontinuing their bond buying, bringing volatility into the market. Unfortunately, we believe this makes sense, as the market should not be trading at all-time highs during a global pandemic. As the Fed reverses course, investors should expect a corresponding negative effect on the stock market, though hopefully we will see dramatically improved metrics for the economy.

With the convergence of economic activity, Fed action, and upcoming mid-term elections in the United States, we expect 2022 to be a volatile year, with investors focusing on risk management.

In 2021, we saw significant growth driven by investors interest in cannabis investing. Despite the negative returns for cannabis stocks, investors continue to make new allocations to the cannabis sector as the fundamentals of the industry continue to dramatically improve. Additionally, fruition of the industry’s expectation of federal legalization would greatly improve the ability for cannabis companies to operate.

At AdvisorShares, we understand that our success is driven by the trust of our investors, and we appreciate your support. We will continue to seek to improve our existing ETF offerings, bring more innovative strategies and managers to our ETF line-up. As we begin the second half of our fiscal year, our commitment to our shareholders remains paramount. We wish you nothing but health, happiness, and prosperity as we move forward.

Sincerest regards,

Noah Hamman

CEO, AdvisorShares Investments

For more information on AdvisorShares ETFs, including performance and holdings, please visit www.advisorshares.com.

Investing involves risk including possible loss of principal. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. The prices of equity securities rise and fall daily. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in emerging or offshore markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments.

There is no guarantee the Advisor’s investment strategy will be successful. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole. For a list of the asset class specific risks please see the prospectus.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2021

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

The views in this report were those of the Fund’s CEO as of December 31, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur transaction costs and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2021 and held for the period ended December 31, 2021, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Alpha DNA Equity Sentiment ETF
Actual	$1,000.00	$1,001.20	0.95%	$4.79	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$973.30	0.94%	$4.68	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.47	0.94%	$4.79
AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Actual	$1,000.00	$1,023.20	0.91%	$4.64	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.62	0.91%	$4.63
AdvisorShares Dorsey Wright FSM All Cap World ETF(7)
Actual	$1,000.00	$1,048.10	0.88%	$4.54	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.77	0.88%	$4.48

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Dorsey Wright FSM US Core ETF(7)
Actual	$1,000.00	$1,101.50	0.89%	$4.71	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
AdvisorShares Dorsey Wright Micro Cap ETF
Actual	$1,000.00	$1,040.50	1.25%	$6.43	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$994.00	1.25%	$6.28	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares DoubleLine Value ETF
Actual	$1,000.00	$1,040.40	0.90%	$4.63	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,129.40	0.65%	$3.51	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.91	0.65%	$3.33
AdvisorShares Gerber Kawasaki ETF
Actual	$1,000.00	$1,058.70	0.75%	$3.87	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80
AdvisorShares Hotel ETF
Actual	$1,000.00	$1,081.30	0.99%	$5.19	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$997.50	0.75%	$3.78	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares North Square McKee Core Reserves ETF(3)
Actual	$1,000.00	$999.60	0.35%	$1.76	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares North Square McKee ESG Core Bond ETF(4)
Actual	$1,000.00	$1,003.60	0.47%	$2.37	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.84	0.47%	$2.40

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Poseidon Dynamic Cannabis ETF
Actual	$1,000.00	$782.50	0.99%	$1.09	(5)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,004.94	0.99%	$1.22
AdvisorShares Psychedelics ETF
Actual	$1,000.00	$558.20	0.99%	$2.26	(6)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.76	0.99%	$2.92
AdvisorShares Pure Cannabis ETF
Actual	$1,000.00	$642.10	0.71%	$2.94	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.63	0.71%	$3.62
AdvisorShares Pure US Cannabis ETF
Actual	$1,000.00	$636.40	0.71%	$2.93	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.63	0.71%	$3.62
AdvisorShares Q Dynamic Growth ETF(7)
Actual	$1,000.00	$1,086.60	1.15%	$6.05	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.41	1.15%	$5.85
AdvisorShares Q Portfolio Blended Allocation ETF(7)
Actual	$1,000.00	$1,049.50	0.99%	$5.11	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$1,073.40	1.72%	$8.99	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.53	1.72%	$8.74
AdvisorShares Restaurant ETF
Actual	$1,000.00	$963.60	0.99%	$4.90	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares STAR Global Buy-Write ETF(7)
Actual	$1,000.00	$1,037.30	1.85%	$9.50	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Vice ETF
Actual	$1,000.00	$922.70	0.99%	$4.80	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

____________

(1)     Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(2)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect commencement of operations of July 2, 2021).

(3)     Formerly know as AdvisorShares Sage Core Reserves ETF.

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited) (continued)

(4)     Formerly known as AdvisorShares FolioBeyond Smart Core Bond ETF.

(5)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect commencement of operations of September 16, 2021).

(6)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 45/365 (to reflect commencement of operations of November 17, 2021).

(7)     The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the funds in which the Fund is invested in. These ratios do not include these indirect fees and expenses.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 98.0%
Apparel — 4.5%
Oxford Industries, Inc.	8,315	$844,139
Steven Madden Ltd.	18,273	849,146
Under Armour, Inc., Class C*	46,088	831,427
Urban Outfitters, Inc.*	27,907	819,350
Total Apparel		3,344,062
Banks — 1.1%
SVB Financial Group*	1,196	811,175
Biotechnology — 4.3%
Blueprint Medicines Corp.*	7,468	799,897
Dynavax Technologies Corp.*	56,545	795,588
ImmunoGen, Inc.*	110,054	816,601
Ionis Pharmaceuticals, Inc.*	26,304	800,431
Total Biotechnology		3,212,517
Commercial Services — 1.0%
Cross Country Healthcare, Inc.*	27,551	764,816
Computers — 9.8%
Crowdstrike Holdings, Inc., Class A*	3,958	810,401
ExlService Holdings, Inc.*	5,710	826,637
Fortinet, Inc.*	2,251	809,009
Globant SA*	2,641	829,512
Pure Storage, Inc., Class A*	23,995	781,037
Seagate Technology Holdings PLC	7,235	817,410
Varonis Systems, Inc.*	16,695	814,382
Vocera Communications, Inc.*	12,423	805,507
Zscaler, Inc.*	2,487	799,148
Total Computers		7,293,043
Distribution/Wholesale — 4.4%
Fastenal Co.	12,979	831,435
G-III Apparel Group Ltd.*	29,674	820,189
IAA, Inc.*	16,220	821,056
WW Grainger, Inc.	1,594	826,075
Total Distribution/Wholesale		3,298,755
Diversified Financial Services — 1.1%
Charles Schwab Corp. (The)	9,570	804,837
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	5,615	825,630
Electronics — 1.1%
nVent Electric PLC	21,696	824,448
Investments	Shares	Value
COMMON STOCKS (continued)
Entertainment — 2.2%
Everi Holdings, Inc.*	37,856	$808,226
Red Rock Resorts, Inc., Class A	15,334	843,523
Total Entertainment		1,651,749
Food — 1.1%
Albertsons Cos., Inc., Class A	27,765	838,225
Hand/Machine Tools — 1.1%
Snap-on, Inc.	3,860	831,367
Home Builders — 1.1%
Skyline Champion Corp.*	10,426	823,445
Internet — 7.6%
Alphabet, Inc., Class C*	278	804,418
Criteo SA (France)*(a)	21,789	846,938
Mimecast Ltd.*	10,256	816,070
Okta, Inc.*	3,611	809,478
Perficient, Inc.*	6,052	782,463
Perion Network Ltd. (Israel)*	32,791	788,624
Uber Technologies, Inc.*	18,970	795,412
Total Internet		5,643,403
Leisure Time — 2.3%
Camping World Holdings, Inc., Class A	20,747	838,179
Vista Outdoor, Inc.*	19,635	904,584
Total Leisure Time		1,742,763
Pharmaceuticals — 2.1%
Alector, Inc.*(b)	35,632	735,801
Sarepta Therapeutics, Inc.*	9,054	815,313
Total Pharmaceuticals		1,551,114
Retail — 13.3%
BJ’s Wholesale Club Holdings, Inc.*	12,686	849,581
Boot Barn Holdings, Inc.*	6,655	818,898
Children’s Place, Inc. (The)*	10,289	815,815
Costco Wholesale Corp.	1,453	824,868
Dick’s Sporting Goods, Inc.(b)	7,630	877,374
Home Depot, Inc. (The)	2,031	842,885
Kohl’s Corp.	16,146	797,451
Lithia Motors, Inc.	2,776	824,333
McDonald’s Corp.	3,061	820,562
Tractor Supply Co.	3,551	847,269
Ulta Beauty, Inc.*	2,035	839,112
Williams-Sonoma, Inc.	4,862	822,310
Total Retail		9,980,458

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors — 19.4%
Advanced Micro Devices, Inc.*	5,271	$758,497
Alpha & Omega Semiconductor Ltd.*	13,479	816,288
Ambarella, Inc.*	3,917	794,720
Axcelis Technologies, Inc.*	11,292	841,932
Broadcom, Inc.	1,218	810,469
Diodes, Inc.*	7,332	805,127
Lattice Semiconductor Corp.*	10,212	786,937
MaxLinear, Inc.*	10,719	808,106
Microchip Technology, Inc.	9,266	806,698
NVIDIA Corp.	2,643	777,333
NXP Semiconductors NV (China)	3,519	801,558
Onto Innovation, Inc.*	7,997	809,536
QUALCOMM, Inc.	4,405	805,542
Semtech Corp.*	9,154	814,065
Silicon Motion Technology Corp. (Taiwan)(a)	8,679	824,765
Synaptics, Inc.*	2,827	818,445
Ultra Clean Holdings, Inc.*	13,866	795,354
Wolfspeed, Inc.*	7,255	810,891
Total Semiconductors		14,486,263
Software — 17.1%
BigCommerce Holdings, Inc., Series 1*	21,633	765,159
Black Knight, Inc.*	10,069	834,619
Box, Inc., Class A*	29,739	778,864
Confluent, Inc., Class A*	10,690	815,006
Coupa Software, Inc.*	5,089	804,317
Datto Holding Corp.*	30,571	805,546
Evolent Health, Inc., Class A*	30,311	838,705
HubSpot, Inc.*	1,203	792,957
Microsoft Corp.	2,403	808,177
Monday.com Ltd.*	2,662	821,813
PubMatic, Inc., Class A*	23,786	809,913
RingCentral, Inc., Class A*	4,259	797,924
Snowflake, Inc., Class A*	2,330	789,288
Sprout Social, Inc., Class A*	8,504	771,228
Veritone, Inc.*(b)	35,005	786,912
Workiva, Inc.*	6,026	786,333
Total Software		12,806,761
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Telecommunications — 2.3%
Arista Networks, Inc.*	5,535	$795,656
Calix, Inc.*	11,893	951,083
Total Telecommunications		1,746,739
Total Common Stocks (Cost $71,462,067)		73,281,570
MONEY MARKET FUND — 2.8%
Fidelity Investments Money Market Government Portfolio — Class I, 0.01%(c) (Cost $2,074,909)	2,074,909	2,074,909
	Notional Amount	Contracts
PURCHASED PUT OPTIONS — 1.5%
iShares Russell 2000 ETF, expiring 03/18/22, Strike Price $205.00	$22,714,000	1,108	422,702
iShares Russell 2000 ETF, expiring 03/18/22, Strike Price $206.00	21,279,800	1,033	412,683
SPDR S&P 500 ETF Trust, expiring 04/14/22, Strike Price $425.00	17,807,500	419	261,875
SPDR S&P 500 ETF Trust, expiring 04/14/22, Strike Price $430.00	3,569,000	83	56,938
Total Purchased Put Options (Cost $1,910,943)			1,154,198
REPURCHASE AGREEMENTS — 0.5%(d)
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.05%, total to be received $157,671, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $160,823)		$157,670	157,670

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $253,980)	$249,000	$249,000
Total Repurchase Agreements (Cost $406,670)		406,670
Total Investments — 102.8% (Cost $75,854,589)		76,917,347
Liabilities in Excess of Other Assets — (2.8%)		(2,104,242)
Net Assets — 100.0%		$74,813,105

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

*         Non-income producing security.

(a)      American Depositary Receipt.

(b)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,504,059; the aggregate market value of the collateral held by the fund is $1,531,260. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,124,590.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$73,281,570	$—	$—	$73,281,570
Money Market Fund	2,074,909	—	—	2,074,909
Purchased Put Options	835,385	318,813	—	1,154,198
Repurchase Agreements	—	406,670	—	406,670
Total	$76,191,864	$725,483	$—	$76,917,347

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	4.5%
Banks	1.1
Biotechnology	4.3
Commercial Services	1.0
Computers	9.8
Distribution/Wholesale	4.4
Diversified Financial Services	1.1
Electrical Components & Equipment	1.1
Electronics	1.1
Entertainment	2.2
Food	1.1
Hand/Machine Tools	1.1
Home Builders	1.1
Internet	7.6
Leisure Time	2.3
Pharmaceuticals	2.1
Purchased Put Option	1.5
Retail	13.3
Semiconductors	19.4
Software	17.1
Telecommunications	2.3
Money Market Fund	2.8
Repurchase Agreements	0.5
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 3.7%
Embraer SA (Brazil)*(a)	161,575	$2,867,956
Airlines — 1.7%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico)*(a)	73,634	1,323,203
Apparel — 4.5%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	21,093	3,490,891
Auto Manufacturers — 5.8%
Tata Motors Ltd. (India)*(a)(b)	91,260	2,928,533
Volkswagen AG (Germany)(a)	53,705	1,568,186
Total Auto Manufacturers		4,496,719
Banks — 15.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	313,377	1,839,523
Barclays PLC (United Kingdom)(a)(b)	140,545	1,454,641
BNP Paribas SA (France)(a)	44,728	1,556,087
Grupo Financiero Galicia SA (Argentina)(a)(b)	164,728	1,563,269
ICICI Bank Ltd. (India)(a)	115,404	2,283,845
ING Groep NV (Netherlands)(a)	136,502	1,900,108
UBS Group AG (Switzerland)(b)	92,446	1,652,010
Total Banks		12,249,483
Beverages — 2.9%
Diageo PLC (United Kingdom)(a)(b)	10,154	2,235,302
Biotechnology — 9.1%
Bicycle Therapeutics PLC (United Kingdom)*(a)	45,630	2,777,498
BioNTech SE (Germany)*(a)	9,589	2,472,044
Genmab A/S (Denmark)*(a)	45,069	1,782,930
Total Biotechnology		7,032,472
Building Materials — 2.7%
CRH PLC (Ireland)(a)(b)	38,882	2,052,970
Chemicals — 2.5%
Sasol Ltd. (South Africa)*(a)(b)	117,750	1,931,100
Commercial Services — 2.3%
RELX PLC (United Kingdom)(a)	53,631	1,748,907
Diversified Financial Services — 2.0%
AerCap Holdings NV (Ireland)*	23,704	1,550,716
Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 2.9%
ABB Ltd. (Switzerland)(a)	58,230	$2,222,639
Healthcare – Products — 2.2%
Alcon, Inc. (Switzerland)(b)	19,698	1,716,090
Healthcare – Services — 2.3%
ICON PLC (Ireland)*	5,836	1,807,409
Iron/Steel — 5.9%
ArcelorMittal SA (Luxembourg)(b)	66,280	2,109,692
Ternium SA (Mexico)(a)	55,403	2,411,139
Total Iron/Steel		4,520,831
Metal Fabricate/Hardware — 2.2%
Tenaris SA(a)	81,525	1,700,612
Oil & Gas — 6.5%
Eni SpA (Italy)(a)	62,857	1,737,996
Equinor ASA (Norway)(a)(b)	59,108	1,556,314
Gazprom PJSC (Russia)(a)	187,676	1,724,742
Total Oil & Gas		5,019,052
Pharmaceuticals — 2.9%
Novo Nordisk A/S (Denmark)(a)	20,308	2,274,496
Semiconductors — 9.5%
ASML Holding NV (Netherlands)	6,219	4,951,194
NXP Semiconductors NV (China)	10,442	2,378,479
Total Semiconductors		7,329,673
Telecommunications — 5.6%
America Movil SAB de CV, Class L (Mexico)(a)	86,116	1,817,909
SK Telecom Co., Ltd. (South Korea)(a)(b)	34,609	923,022
Telkom Indonesia Persero Tbk PT (Indonesia)(a)	53,158	1,541,050
Total Telecommunications		4,281,981
Transportation — 5.9%
Danaos Corp. (Greece)	46,650	3,482,422
Diana Shipping, Inc. (Greece)	274,712	1,068,630
Total Transportation		4,551,052
Total Common Stocks (Cost $62,428,996)		76,403,554
See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
MONEY MARKET FUNDS — 5.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(c)(d)	567,000	$567,000
Federated Government Obligations Fund, Institutional Class, 0.03%(c)(d)	567,000	567,000
Fidelity Investments Money Market Funds — Government Portfolio, Institutional Class, 0.01%(c)(d)	335,000	335,000
Goldman Sachs Financial Square Government Fund — Institutional Shares, Institutional Class, 0.03%(c)(d)	567,000	567,000
Invesco Government & Agency Portfolio — Private Investment Class, 0.03%(c)	648,138	648,138
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	567,000	567,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(c)(d)	567,000	567,000
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class, 0.03%(c)(d)	335,000	335,000
Total Money Market Funds (Cost $4,153,138)		4,153,138
REPURCHASE AGREEMENTS — 8.2%(d)
BNP Paribas Securities Corp., dated 12/31/21, due 01/03/22, 0.05%, total to be received $1,900,008, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/27/22-04/20/51, totaling $1,938,000)	$1,900,000	1,900,000
Citibank NA, dated 12/31/21, due 01/03/22, 0.06%, total to be received $1,900,010, (collateralized by various U.S. Government Agency Obligations, 1.83%-6.00%, 07/01/24-08/15/51, totaling $1,939,750)	1,900,000	1,900,000
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.05%, total to be received $1,900,007, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $1,938,000)	$1,900,000	$1,900,000
Deutsche Bank Securities, Inc., dated 12/31/21, due 01/03/22, 0.04%, total to be received $644,113, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.38%, 01/31/22-12/01/51, totaling $656,993)	644,111	644,111
Total Repurchase Agreements (Cost $6,344,111)		6,344,111
Total Investments — 112.6% (Cost $72,926,245)		86,900,803
Liabilities in Excess of Other Assets — (12.6%)		(9,711,053)
Net Assets — 100.0%		$77,189,750

____________

PLC — Public Limited Company

*         Non-income producing security.

(a)      American Depositary Receipt.

(b)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $14,869,466; the aggregate market value of the collateral held by the fund is $15,291,986. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,442,875.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$76,403,554	$—	$—	$76,403,554
Money Market Funds	4,153,138	—	—	4,153,138
Repurchase Agreements	—	6,344,111	—	6,344,111
Total	$80,556,692	$6,344,111	$—	$86,900,803

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.7%
Airlines	1.7
Apparel	4.5
Auto Manufacturers	5.8
Banks	15.9
Beverages	2.9
Biotechnology	9.1
Building Materials	2.7
Chemicals	2.5
Commercial Services	2.3
Diversified Financial Services	2.0
Electrical Components & Equipment	2.9
Healthcare – Products	2.2
Healthcare – Services	2.3
Iron/Steel	5.9
Metal Fabricate/Hardware	2.2
Oil & Gas	6.5
Pharmaceuticals	2.9
Semiconductors	9.5
Telecommunications	5.6
Transportation	5.9
Money Market Funds	5.4
Repurchase Agreements	8.2
Total Investments	112.6
Liabilities in Excess of Other Assets	(12.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.9%
Apparel — 4.1%
Crocs, Inc.*	11,875	$1,522,613
NIKE, Inc., Class B	11,384	1,897,371
Total Apparel		3,419,984
Auto Manufacturers — 2.3%
Tesla, Inc.*	1,812	1,914,885
Banks — 7.0%
Signature Bank	6,300	2,037,861
SVB Financial Group*	2,828	1,918,063
Western Alliance Bancorp	18,050	1,943,082
Total Banks		5,899,006
Commercial Services — 2.4%
S&P Global, Inc.(a)	4,333	2,044,873
Computers — 5.9%
EPAM Systems, Inc.*	3,480	2,326,206
Zscaler, Inc.*	8,065	2,591,526
Total Computers		4,917,732
Distribution/Wholesale — 2.5%
Pool Corp.	3,704	2,096,464
Diversified Financial Services — 4.8%
Apollo Asset Management, Inc.(a)	27,341	1,980,309
Nasdaq, Inc.	9,841	2,066,708
Total Diversified Financial Services		4,047,017
Electronics — 2.8%
Amphenol Corp., Class A	26,612	2,327,486
Engineering & Construction — 2.5%
TopBuild Corp.*	7,527	2,076,775
Insurance — 4.8%
Aon PLC, Class A	6,690	2,010,746
Arthur J Gallagher & Co.	12,000	2,036,040
Total Insurance		4,046,786
Internet — 2.1%
Etsy, Inc.*	7,959	1,742,543
Office/Business Equip — 2.5%
Zebra Technologies Corp., Class A*	3,540	2,107,008
Investments	Shares	Value
COMMON STOCKS (continued)
Retail — 14.2%
Bath & Body Works, Inc.	28,131	$1,963,263
Dick’s Sporting Goods, Inc.	17,198	1,977,598
Domino’s Pizza, Inc.	4,030	2,274,250
GameStop Corp., Class A*(a)	10,921	1,620,567
Home Depot, Inc. (The)	4,880	2,025,249
Yum! Brands, Inc.	14,840	2,060,682
Total Retail		11,921,609
Semiconductors — 14.9%
Advanced Micro Devices, Inc.*	18,482	2,659,560
Broadcom, Inc.	4,174	2,777,421
Lattice Semiconductor Corp.*	27,158	2,092,796
Monolithic Power Systems, Inc.	4,266	2,104,546
NVIDIA Corp.	9,722	2,859,337
Total Semiconductors		12,493,660
Software — 20.3%
Adobe, Inc.*	3,210	1,820,263
Cadence Design Systems, Inc.*	11,178	2,083,020
Cloudflare, Inc., Class A*	16,380	2,153,970
HubSpot, Inc.*	3,268	2,154,102
Intuit, Inc.	3,592	2,310,446
MongoDB, Inc.*(a)	5,060	2,678,511
MSCI, Inc.	3,138	1,922,621
ServiceNow, Inc.*	2,977	1,932,401
Total Software		17,055,334
Venture Capital — 6.8%
Ares Management Corp., Class A	23,756	1,930,650
Blackstone, Inc.	14,200	1,837,338
KKR & Co., Inc.	26,641	1,984,755
Total Venture Capital		5,752,743
Total Common Stocks (Cost $78,098,277)		83,863,905
MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $95,368)	95,368	95,368

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS — 1.3%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $261,746, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $266,980)	$261,745	$261,745
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.05%, total to be received $261,746, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $266,980)	261,745	261,745
HSBC Securities USA, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $261,746, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.50%, 01/20/27-05/20/51, totaling $266,980)	261,745	261,745
Nomura Securities International, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $77,594, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 09/06/24-09/20/69, totaling $79,146)	77,594	77,594
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $261,745, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $266,980)	$261,745	$261,745
Total Repurchase Agreements (Cost $1,124,574)		1,124,574
Total Investments — 101.3% (Cost $79,318,219)		85,083,847
Liabilities in Excess of Other Assets — (1.3%)		(1,165,128)
Net Assets — 100.0%		$83,918,719

____________

PLC — Public Limited Company

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,676,139; the aggregate market value of the collateral held by the fund is $7,915,524. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,790,950.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$83,863,905	$—	$—	$83,863,905
Money Market Fund	95,368	—	—	95,368
Repurchase Agreements	—	1,124,574	—	1,124,574
Total	$83,959,273	$1,124,574	$—	$85,083,847

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	4.1%
Auto Manufacturers	2.3
Banks	7.0
Commercial Services	2.4
Computers	5.9
Distribution/Wholesale	2.5
Diversified Financial Services	4.8
Electronics	2.8
Engineering & Construction	2.5
Insurance	4.8
Internet	2.1
Office/Business Equip	2.5
Retail	14.2
Semiconductors	14.9
Software	20.3
Venture Capital	6.8
Money Market Fund	0.1
Repurchase Agreements	1.3
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Equity Fund — 100.0%
Invesco Nasdaq 100 ETF	459,300	$75,118,515
Invesco S&P 500 Pure Growth ETF	358,530	75,585,295
Total Exchange Traded Funds (Cost $146,002,212)		150,703,810
MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(a) (Cost $176,930)	176,930	176,930
Total Investments — 100.1% (Cost $146,179,142)		150,880,740
Liabilities in Excess of Other Assets — (0.1%)		(94,087)
Net Assets — 100.0%		$150,786,653

____________

ETF — Exchange Traded Fund

(a)      Rate shown reflects the 7-day yield as of December 31, 2021.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$150,703,810	$—	$—	$150,703,810
Money Market Fund	176,930	—	—	176,930
Total	$150,880,740	$—	$—	$150,880,740

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.0%
Money Market Fund	0.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 99.8%
Equity Fund — 99.8%
Invesco QQQ Trust Series 1	128,769	$51,230,747
Invesco S&P 500 Equal Weight ETF(a)	316,575	51,522,581
Total Exchange Traded Funds (Cost $79,582,195)		102,753,328
MONEY MARKET FUNDS — 21.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	3,702,000	3,702,000
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	281,481	281,481
Federated Government Obligations Fund, Institutional Class, 0.03%(b)(c)	3,630,000	3,630,000
Fidelity Investments Money Market Funds — Government Portfolio, Institutional Class, 0.01%(b)(c)	2,061,000	2,061,000
Goldman Sachs Financial Square Government Fund — Institutional Shares, Institutional Class, 0.03%(b)(c)	3,702,000	3,702,000
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	3,112,000	3,112,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(b)(c)	3,459,000	3,459,000
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class, 0.03%(b)(c)	2,061,000	2,061,000
Total Money Market Funds (Cost $22,008,481)		22,008,481
REPURCHASE AGREEMENTS — 28.7%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $11,931,122, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $12,169,693)	$11,931,072	11,931,072
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.06%, total to be received $5,672,160, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.50%, 02/15/22-12/20/51, totaling $5,785,575)	$5,672,132	$5,672,132
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $11,931,122, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $12,169,693)	11,931,072	11,931,072
Total Repurchase Agreements (Cost $29,534,276)		29,534,276
Total Investments — 149.8% (Cost $131,124,952)		154,296,085
Liabilities in Excess of Other Assets — (49.8%)		(51,312,345)
Net Assets — 100.0%		$102,983,740

____________

ETF — Exchange Traded Fund

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $50,485,050; the aggregate market value of the collateral held by the fund is $51,659,850. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $398,574.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$102,753,328	$—	$—	$102,753,328
Money Market Funds	22,008,481	—	—	22,008,481
Repurchase Agreements	—	29,534,276	—	29,534,276
Total	$124,761,809	$29,534,276	$—	$154,296,085

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.8%
Money Market Funds	21.3
Repurchase Agreements	28.7
Total Investments	149.8
Liabilities in Excess of Other Assets	(49.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 100.0%
Advertising — 0.8%
Stagwell, Inc.*	10,478	$90,844
Auto Parts & Equipment — 0.7%
Shyft Group, Inc. (The)	1,644	80,770
Banks — 8.7%
Business First Bancshares, Inc.	1,934	54,752
Byline Bancorp, Inc.	2,264	61,920
Capstar Financial Holdings, Inc.	2,764	58,127
Coastal Financial Corp.*	1,832	92,736
Esquire Financial Holdings, Inc.*	1,710	54,070
First Bank	3,969	57,590
First Foundation, Inc.	2,075	51,585
First Internet Bancorp	1,208	56,824
Hanmi Financial Corp.	2,606	61,710
Merchants Bancorp	1,469	69,528
Metrocity Bankshares, Inc.	1,838	50,600
Metropolitan Bank Holding Corp.*	873	93,001
MVB Financial Corp.	1,537	63,816
Northeast Bank	1,646	58,812
PCB Bancorp	2,769	60,807
Provident Bancorp, Inc.	3,349	62,291
Total Banks		1,008,169
Biotechnology — 1.4%
AnaptysBio, Inc.*	1,548	53,793
Bioceres Crop Solutions Corp. (Argentina)*	3,815	53,944
Harvard Bioscience, Inc.*	7,740	54,567
Total Biotechnology		162,304
Building Materials — 1.4%
Smith-Midland Corp.*	1,208	56,776
Tecnoglass, Inc.(a)	4,130	108,165
Total Building Materials		164,941
Chemicals — 2.1%
AdvanSix, Inc.	1,814	85,712
CVR Partners LP	1,131	93,522
Intrepid Potash, Inc.*	1,596	68,197
Total Chemicals		247,431
Coal — 1.7%
Alpha Metallurgical Resources, Inc.*	2,226	135,897
Natural Resource Partners LP	1,740	58,151
Total Coal		194,048
Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services — 6.5%
Atento SA (Brazil)*	2,408	$61,476
Carriage Services, Inc.	1,170	75,395
Civeo Corp.*	2,380	45,625
CRA International, Inc.	637	59,470
Cross Country Healthcare, Inc.*	3,404	94,495
Franklin Covey Co.*	1,340	62,123
HireQuest, Inc.	2,658	53,585
Information Services Group, Inc.	9,736	74,188
RCM Technologies, Inc.*	6,674	47,519
Textainer Group Holdings Ltd. (China)	2,308	82,419
Transcat, Inc.*	1,079	99,732
Total Commercial Services		756,027
Computers — 0.9%
Everspin Technologies, Inc.*(a)	5,126	57,924
Senstar Technologies Ltd. (Israel)	15,273	44,750
Total Computers		102,674
Distribution/Wholesale — 3.3%
A-Mark Precious Metals, Inc.	720	43,992
Hudson Technologies, Inc.*	13,618	60,464
Titan Machinery, Inc.*	1,947	65,594
Veritiv Corp.*	1,198	146,839
VSE Corp.	968	58,990
Total Distribution/Wholesale		375,879
Diversified Financial Services — 8.2%
Atlanticus Holdings Corp.*	2,006	143,068
B. Riley Financial, Inc.	1,108	98,457
Cowen, Inc., Class A	1,585	57,218
Curo Group Holdings Corp.	3,364	53,858
EZCORP, Inc., Class A*	7,350	54,170
Freedom Holding Corp. NV (Kazakhstan)*(a)	1,587	110,027
GAMCO Investors, Inc., Class A	2,132	53,257
Medallion Financial Corp.*	6,031	34,980
Ocwen Financial Corp.*	1,354	54,119
Oportun Financial Corp.*	2,113	42,788
Oppenheimer Holdings, Inc., Class A	1,128	52,305
Pzena Investment Management, Inc., Class A	4,844	45,873
Regional Management Corp.	1,540	88,488
Velocity Financial, Inc.*	4,347	59,554
Total Diversified Financial Services		948,162

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.5%
Insteel Industries, Inc.	1,372	$54,619
Electronics — 4.3%
Camtek Ltd. (Israel)*	3,408	156,904
Identiv, Inc.*	4,534	127,587
Ipsidy, Inc.*(a)	3,430	48,123
Kimball Electronics, Inc.*	2,320	50,483
Napco Security Technologies, Inc.*(a)	1,200	59,976
Neonode, Inc.*(a)	5,706	50,498
Total Electronics		493,571
Engineering & Construction — 2.2%
Concrete Pumping Holdings, Inc.*	6,904	56,613
IES Holdings, Inc.*	1,233	62,439
MYR Group, Inc.*	782	86,450
Sterling Construction Co., Inc.*	2,030	53,389
Total Engineering & Construction		258,891
Entertainment — 1.9%
Golden Entertainment, Inc.*	2,065	104,344
RCI Hospitality Holdings, Inc.	1,429	111,291
Total Entertainment		215,635
Environmental Control — 0.5%
Heritage-Crystal Clean, Inc.*	1,692	54,178
Gas — 0.4%
Global Partners LP	2,028	47,638
Healthcare – Products — 1.5%
Apollo Endosurgery, Inc.*	9,629	81,173
Apyx Medical Corp.*	3,989	51,139
Cutera, Inc.*	1,066	44,047
Total Healthcare – Products		176,359
Home Builders — 0.6%
Hovnanian Enterprises, Inc., Class A*	535	68,100
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	1,822	47,900
Housewares — 0.9%
Dogness International Corp., Class A (Virgin Islands)*(a)	12,880	108,321
Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — 1.7%
Investors Title Co.	257	$50,668
MBIA, Inc.*	4,365	68,923
Tiptree, Inc.	5,299	73,285
Total Insurance		192,876
Internet — 0.6%
DHI Group, Inc.*	11,914	74,343
Iron/Steel — 0.5%
Huadi International Group Co., Ltd. (China)*	1,740	55,697
Leisure Time — 1.9%
OneWater Marine, Inc., Class A	1,424	86,821
Vista Outdoor, Inc.*	2,773	127,752
Total Leisure Time		214,573
Lodging — 2.1%
Bluegreen Vacations Holding Corp.*	2,198	77,150
Century Casinos, Inc.*	4,648	56,613
Full House Resorts, Inc.*	9,440	114,318
Total Lodging		248,081
Machinery – Diversified — 2.4%
Kornit Digital Ltd. (Israel)*	1,122	170,825
Ranpak Holdings Corp.*	2,904	109,132
Total Machinery – Diversified		279,957
Media — 3.9%
Cumulus Media, Inc., Class A*	4,325	48,656
Entravision Communications Corp., Class A	12,872	87,272
Gannett Co., Inc.*	9,522	50,753
Houghton Mifflin Harcourt Co.*	6,788	109,287
Thryv Holdings, Inc.*	2,170	89,252
Townsquare Media, Inc., Class A*	4,676	62,331
Total Media		447,551
Metal Fabricate/Hardware — 3.1%
Mayville Engineering Co., Inc.*	2,790	41,599
Ryerson Holding Corp.	2,989	77,863
Steel Partners Holdings LP*(a)	3,900	163,800
TimkenSteel Corp.*	4,648	76,692
Total Metal Fabricate/Hardware		359,954

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.9%
Haynes International, Inc.	1,338	$53,961
Loop Industries, Inc. (Canada)*	4,158	51,019
Total Miscellaneous Manufacturing		104,980
Oil & Gas — 4.8%
Berry Corp.	6,171	51,960
Calumet Specialty Products Partners LP*	9,014	118,985
Kimbell Royalty Partners LP	3,850	52,475
Permian Basin Royalty Trust	7,491	75,659
Ranger Oil Corp., Class A*	1,810	48,725
San Juan Basin Royalty Trust	10,141	61,759
SandRidge Energy, Inc.*	9,623	100,657
SilverBow Resources, Inc.*	2,246	48,895
Total Oil & Gas		559,115
Pharmaceuticals — 1.6%
Ideaya Biosciences, Inc.*	2,484	58,722
Opiant Pharmaceuticals, Inc.*	2,138	71,901
ProQR Therapeutics NV (Netherlands)*	6,860	54,948
Total Pharmaceuticals		185,571
REITS — 3.8%
Cedar Realty Trust, Inc.	2,264	56,849
City Office REIT, Inc.	3,064	60,422
Farmland Partners, Inc.	4,187	50,035
Gladstone Land Corp.	2,339	78,965
Granite Point Mortgage Trust, Inc.	3,762	44,053
Plymouth Industrial REIT, Inc.	2,159	69,088
Preferred Apartment Communities, Inc.	4,507	81,396
Total REITS		440,808
Retail — 10.5%
Aspen Aerogels, Inc.*	2,655	132,192
Biglari Holdings, Inc., Class B*	330	47,048
Build-A-Bear Workshop, Inc.	3,382	66,017
Caleres, Inc.	2,322	52,663
Cato Corp. (The), Class A	3,411	58,533
Conn’s, Inc.*	2,132	50,145
Genesco, Inc.*	1,124	72,127
Good Times Restaurants, Inc.*	11,336	49,198
Huttig Building Products, Inc.*	9,223	102,099
J Jill, Inc.*	2,529	48,506
Kura Sushi USA, Inc., Class A*	1,581	127,808
Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
Lazydays Holdings, Inc.*	2,171	$46,763
Movado Group, Inc.	1,654	69,187
Noodles & Co.*	4,539	41,169
ONE Group Hospitality, Inc. (The)*	6,275	79,128
Tile Shop Holdings, Inc.	6,886	49,097
Tilly’s, Inc., Class A	3,563	57,400
TravelCenters of America, Inc.*	1,247	64,370
Total Retail		1,213,450
Semiconductors — 1.1%
Pixelworks, Inc.*	12,186	53,619
Richardson Electronics Ltd.	5,285	71,453
Total Semiconductors		125,072
Software — 2.0%
Donnelley Financial Solutions, Inc.*	2,528	119,170
Inspired Entertainment, Inc.*	4,582	59,383
Red Violet, Inc.*	1,402	55,645
Total Software		234,198
Telecommunications — 4.6%
Calix, Inc.*	3,363	268,939
Clearfield, Inc.*(a)	1,476	124,604
IDT Corp., Class B*	3,184	140,606
Total Telecommunications		534,149
Transportation — 5.6%
Capital Product Partners LP (Greece)	4,199	67,646
Covenant Logistics Group, Inc.*	1,890	49,953
Danaos Corp. (Greece)	2,065	154,152
Daseke, Inc.*	5,830	58,533
Grindrod Shipping Holdings Ltd. (Singapore)(a)	3,676	66,278
OceanPal, Inc. (Greece)*	1,142	2,318
PAM Transportation Services, Inc.*	1,253	88,976
USA Truck, Inc.*	2,995	59,541
USD Partners LP	7,898	41,780
Yellow Corp.*(a)	4,448	56,000
Total Transportation		645,177
Total Common Stocks (Cost $9,383,206)		11,572,013
See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.2%
STIT — Government & Agency Portfolio, Institutional Class, 0.03%(b) (Cost $17,710)	17,710	$17,710
REPURCHASE AGREEMENTS — 3.2%(c)
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.06%, total to be received $127,170, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.50%, 02/15/22-12/20/51, totaling $129,712)	$127,169	127,169
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $253,980)	249,000	249,000
Total Repurchase Agreements (Cost $376,169)		376,169
Total Investments — 103.4% (Cost $9,777,085)		11,965,892
Liabilities in Excess of Other Assets — (3.4%)		(389,228)
Net Assets — 100.0%		$11,576,664

____________

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $624,598; the aggregate market value of the collateral held by the fund is $627,656. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $251,487.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,572,013	$—	$—	$11,572,013
Money Market Fund	17,710	—	—	17,710
Repurchase Agreements	—	376,169	—	376,169
Total	$11,589,723	$376,169	$—	$11,965,892

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.8%
Auto Parts & Equipment	0.7
Banks	8.7
Biotechnology	1.4
Building Materials	1.4
Chemicals	2.1
Coal	1.7
Commercial Services	6.5
Computers	0.9
Distribution/Wholesale	3.3
Diversified Financial Services	8.2
Electrical Components & Equipment	0.5
Electronics	4.3
Engineering & Construction	2.2
Entertainment	1.9
Environmental Control	0.5
Gas	0.4
Healthcare – Products	1.5
Home Builders	0.6
Home Furnishings	0.4
Housewares	0.9
Insurance	1.7

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	0.6%
Iron/Steel	0.5
Leisure Time	1.9
Lodging	2.1
Machinery – Diversified	2.4
Media	3.9
Metal Fabricate/Hardware	3.1
Miscellaneous Manufacturing	0.9
Oil & Gas	4.8
Pharmaceuticals	1.6
REITS	3.8
Retail	10.5
Semiconductors	1.1
Software	2.0
Telecommunications	4.6
Transportation	5.6
Money Market Fund	0.2
Repurchase Agreements	3.2
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND — 30.8%
Debt Fund — 30.8%
AdvisorShares North Square McKee Core Reserves ETF† (Cost $9,862,980)	100,000	$9,840,000
MONEY MARKET FUND — 100.8%
STIT — Government & Agency Portfolio, Institutional Class, 0.03%(a)(b) (Cost $32,129,125)	32,129,125	32,129,125
Total Investments Before Securities Sold, Not Yet Purchased (Cost $41,992,105)		41,969,125
Securities Sold, Not Yet Purchased — (100.1)%(c)
WARRANT — (0.3)%
Oil & Gas — (0.3)%
Occidental Petroleum Corp., 08/03/27*	(8,342)	(105,193)
COMMON STOCKS — (99.8)%
Aerospace/Defense — (1.9)%
BWX Technologies, Inc.	(5,719)	(273,826)
Lockheed Martin Corp.	(899)	(319,513)
Total Aerospace/Defense		(593,339)
Airlines — (3.9)%
Delta Air Lines, Inc.*	(8,155)	(318,697)
JetBlue Airways Corp.*	(21,030)	(299,467)
Southwest Airlines Co.*	(7,564)	(324,042)
United Airlines Holdings, Inc.*	(6,979)	(305,541)
Total Airlines		(1,247,747)
Apparel — (1.0)%
VF Corp.	(4,329)	(316,969)
Auto Parts & Equipment — (1.1)%
Allison Transmission Holdings, Inc.	(9,464)	(344,016)
Biotechnology — (10.7)%
Amgen, Inc.	(1,581)	(355,677)
Biogen, Inc.*	(1,328)	(318,614)
Bluebird Bio, Inc.*	(32,223)	(321,908)
Exelixis, Inc.*	(18,783)	(343,353)
FibroGen, Inc.*	(31,150)	(439,215)
Incyte Corp.*	(4,906)	(360,100)
Ionis Pharmaceuticals, Inc.*	(9,510)	(289,389)
Nektar Therapeutics*	(25,841)	(349,112)
Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc.*	(7,429)	$(316,030)
Vertex Pharmaceuticals, Inc.*	(1,468)	(322,373)
Total Biotechnology		(3,415,771)
Chemicals — (1.1)%
NewMarket Corp.	(1,066)	(365,340)
Commercial Services — (10.8)%
2U, Inc.*	(10,086)	(202,426)
Brink’s Co. (The)	(4,926)	(322,998)
Cimpress PLC (Ireland)*	(3,460)	(247,771)
Euronet Worldwide, Inc.*	(2,933)	(349,526)
FleetCor Technologies, Inc.*	(1,207)	(270,175)
Global Payments, Inc.	(2,441)	(329,974)
Grand Canyon Education, Inc.*	(3,574)	(306,327)
MarketAxess Holdings, Inc.	(713)	(293,235)
PayPal Holdings, Inc.*	(1,653)	(311,723)
Sabre Corp.*	(29,590)	(254,178)
WEX, Inc.*	(2,329)	(326,968)
WW International, Inc.*	(14,698)	(237,079)
Total Commercial Services		(3,452,380)
Computers — (1.2)%
Western Digital Corp.*	(5,755)	(375,284)
Distribution/Wholesale — (0.9)%
KAR Auction Services, Inc.*	(18,883)	(294,952)
Diversified Financial Services — (1.9)%
LendingTree, Inc.*	(2,750)	(337,150)
Western Union Co. (The)	(14,671)	(261,731)
Total Diversified Financial Services		(598,881)
Electric — (1.1)%
Pinnacle West Capital Corp.	(4,862)	(343,209)
Electrical Components & Equipment — (1.1)%
Universal Display Corp.	(2,033)	(335,506)
Environmental Control — (1.0)%
Stericycle, Inc.*	(5,369)	(320,207)
Food — (5.2)%
Campbell Soup Co.	(7,882)	(342,552)
Conagra Brands, Inc.	(9,842)	(336,104)
Hormel Foods Corp.	(7,092)	(346,161)
Lamb Weston Holdings, Inc.	(5,030)	(318,801)
Performance Food Group Co.*	(7,081)	(324,947)
Total Food		(1,668,565)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Food Service — (0.9)%
Healthcare Services Group, Inc.	(16,685)	$(296,826)
Healthcare – Products — (2.7)%
Exact Sciences Corp.*	(2,554)	(198,778)
Teleflex, Inc.	(975)	(320,268)
Zimmer Biomet Holdings, Inc.	(2,634)	(334,623)
Total Healthcare – Products		(853,669)
Healthcare – Services — (2.0)%
Encompass Health Corp.	(5,023)	(327,801)
Universal Health Services, Inc., Class B	(2,474)	(320,779)
Total Healthcare – Services		(648,580)
Household Products/Wares — (1.1)%
Clorox Co. (The)	(1,958)	(341,397)
Housewares — (1.0)%
Scotts Miracle-Gro Co. (The)	(1,979)	(318,619)
Insurance — (1.0)%
Reinsurance Group of America, Inc.	(2,919)	(319,601)
Internet — (4.8)%
GoDaddy, Inc., Class A*	(4,573)	(388,065)
TripAdvisor, Inc.*	(9,263)	(252,509)
Twitter, Inc.*	(7,249)	(313,302)
Wayfair, Inc., Class A*	(1,539)	(292,364)
Zendesk, Inc.*	(2,874)	(299,729)
Total Internet		(1,545,969)
Leisure Time — (1.8)%
Carnival Corp.*	(14,120)	(284,095)
Norwegian Cruise Line Holdings Ltd.*	(13,195)	(273,664)
Total Leisure Time		(557,759)
Lodging — (1.7)%
Las Vegas Sands Corp.*	(7,718)	(290,506)
Wynn Resorts Ltd.*	(3,127)	(265,920)
Total Lodging		(556,426)
Machinery – Diversified — (1.0)%
Flowserve Corp.	(10,020)	(306,612)
Media — (3.2)%
Altice USA, Inc., Class A*	(16,576)	(268,200)
Cable One, Inc.	(149)	(262,754)
Investments	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Discovery, Inc., Class A*	(11,045)	$(259,999)
ViacomCBS, Inc., Class B	(7,791)	(235,132)
Total Media		(1,026,085)
Mining — (2.3)%
Newmont Corp.	(5,687)	(352,708)
Royal Gold, Inc.	(3,491)	(367,288)
Total Mining		(719,996)
Office/Business Equipment — (1.2)%
Xerox Holdings Corp.	(17,022)	(385,378)
Oil & Gas Services — (1.9)%
Core Laboratories NV	(11,114)	(247,953)
NOV, Inc.	(25,416)	(344,387)
Total Oil & Gas Services		(592,340)
Packaging & Containers — (1.1)%
O-I Glass, Inc.*	(28,512)	(342,999)
Pharmaceuticals — (6.7)%
Agios Pharmaceuticals, Inc.*	(7,618)	(250,404)
Cardinal Health, Inc.	(6,537)	(336,590)
Herbalife Nutrition Ltd.*	(7,739)	(316,757)
Jazz Pharmaceuticals PLC*	(2,417)	(307,926)
Neurocrine Biosciences, Inc.*	(3,452)	(294,007)
Organon & Co.	(250)	(7,612)
Perrigo Co., PLC	(7,627)	(296,690)
Sarepta Therapeutics, Inc.*	(3,691)	(332,375)
Total Pharmaceuticals		(2,142,361)
REITS — (2.9)%
Diversified Healthcare Trust	(104,456)	(322,769)
Omega Healthcare Investors, Inc.	(10,764)	(318,507)
Service Properties Trust	(31,133)	(273,659)
Total REITS		(914,935)
Retail — (5.2)%
Cracker Barrel Old Country Store, Inc.	(2,311)	(297,287)
Gap, Inc. (The)	(17,799)	(314,152)
Nordstrom, Inc.*	(14,704)	(332,604)
Nu Skin Enterprises, Inc., Class A	(8,106)	(411,380)
Qurate Retail, Inc., Series A	(41,563)	(315,879)
Total Retail		(1,671,302)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors — (2.0)%
Intel Corp.	(5,995)	$(308,742)
IPG Photonics Corp.*	(1,911)	(328,960)
Total Semiconductors		(637,702)
Software — (6.5)%
Activision Blizzard, Inc.	(4,296)	(285,813)
Black Knight, Inc.*	(4,005)	(331,975)
CDK Global, Inc.	(6,819)	(284,625)
Citrix Systems, Inc.	(2,858)	(270,338)
Fair Isaac Corp.*	(802)	(347,803)
Fidelity National Information Services, Inc.	(2,260)	(246,679)
Fiserv, Inc.*	(3,015)	(312,927)
Total Software		(2,080,160)
Telecommunications — (3.7)%
AT&T, Inc.	(11,653)	(286,664)
CommScope Holding Co., Inc.*	(26,542)	(293,024)
T-Mobile US, Inc.*	(2,709)	(314,190)
Verizon Communications, Inc.	(5,512)	(286,403)
Total Telecommunications		(1,180,281)
Investments	Shares	Value
COMMON STOCKS (continued)
Transportation — (2.2)%
FedEx Corp.	(1,296)	$(335,198)
Kirby Corp.*	(6,310)	(374,940)
Total Transportation		(710,138)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(34,236,455)]		(31,926,494)
Total Investments — 31.5% (Cost $7,755,650)		10,042,631
Other Assets in Excess of Liabilities — 68.5%		21,846,034
Net Assets — 100.0%		$31,888,665

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*         Non-income producing security.

†         Affiliated Company.

(a)      A portion of this security has been pledged as collateral for securities sold, not yet purchased.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      As of December 31, 2021 cash in the amount of $24,408,118 has been segregated as collateral from the broker for securities sold short.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,840,000	$—	$—	$9,840,000
Money Market Fund	32,129,125	—	—	32,129,125
Total	$41,969,125	$—	$—	$41,969,125
Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(105,193)	$—	$—	$(105,193)
Common Stocks	(31,821,301)	—	—	(31,821,301)
Total	$(31,926,494)	$—	$—	$(31,926,494)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.9)%
Airlines	(3.9)
Apparel	(1.0)
Auto Parts & Equipment	(1.1)
Biotechnology	(10.7)
Chemicals	(1.1)
Commercial Services	(10.8)
Computers	(1.2)
Debt Fund	30.8
Distribution/Wholesale	(0.9)
Diversified Financial Services	(1.9)
Electric	(1.1)
Electrical Components & Equipment	(1.1)
Environmental Control	(1.0)
Food	(5.2)
Food Service	(0.9)
Healthcare – Products	(2.7)
Healthcare – Services	(2.0)
Household Products/Wares	(1.1)
Housewares	(1.0)
Insurance	(1.0)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	(4.8)%
Leisure Time	(1.8)
Lodging	(1.7)
Machinery – Diversified	(1.0)
Media	(3.2)
Mining	(2.3)
Office/Business Equipment	(1.2)
Oil & Gas	(0.3)
Oil & Gas Services	(1.9)
Packaging & Containers	(1.1)
Pharmaceuticals	(6.7)
REITS	(2.9)
Retail	(5.2)
Semiconductors	(2.0)
Software	(6.5)
Telecommunications	(3.7)
Transportation	(2.2)
Money Market Fund	100.8
Total Investments	31.5
Other Assets in Excess of Liabilities	68.5
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2021	Value at 12/31/2021	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$9,868,000	$—	$—	$—	$(28,000)	100,000	$9,840,000	$23,431

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 4.4%
Boeing Co. (The)*	5,243	$1,055,521
Raytheon Technologies Corp.	12,152	1,045,801
Total Aerospace/Defense		2,101,322
Agriculture — 2.1%
Philip Morris International, Inc.	10,723	1,018,685
Banks — 11.4%
Bank of America Corp.	37,469	1,666,996
Citizens Financial Group, Inc.	20,664	976,374
State Street Corp.	13,166	1,224,438
Wells Fargo & Co.	34,293	1,645,378
Total Banks		5,513,186
Beverages — 1.8%
PepsiCo, Inc.	4,982	865,423
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.*	4,676	413,125
Chemicals — 3.2%
DuPont de Nemours, Inc.	12,541	1,013,062
International Flavors & Fragrances, Inc.	3,355	505,431
Total Chemicals		1,518,493
Commercial Services — 1.5%
Herc Holdings, Inc.	4,491	703,066
Computers — 2.2%
KBR, Inc.	22,221	1,058,164
Diversified Financial Services — 4.4%
Capital One Financial Corp.	5,057	733,720
Intercontinental Exchange, Inc.	10,163	1,389,994
Total Diversified Financial Services		2,123,714
Electronics — 4.9%
Flex Ltd.*	31,484	577,101
nVent Electric PLC	23,015	874,570
Vontier Corp.	30,060	923,744
Total Electronics		2,375,415
Food — 3.7%
Mondelez International, Inc., Class A	16,120	1,068,917
US Foods Holding Corp.*	19,983	696,008
Total Food		1,764,925
Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare – Products — 4.0%
Alcon, Inc. (Switzerland)(a)	9,458	$823,981
Medtronic PLC	10,726	1,109,605
Total Healthcare – Products		1,933,586
Healthcare – Services — 2.5%
Anthem, Inc.	2,546	1,180,173
Insurance — 5.9%
Chubb Ltd.	5,915	1,143,429
Markel Corp.*	502	619,468
Prudential Financial, Inc.	9,983	1,080,560
Total Insurance		2,843,457
Internet — 6.1%
Alphabet, Inc., Class A*	585	1,694,768
Amazon.com, Inc.*	122	406,789
Meta Platforms, Inc., Class A*	2,556	859,711
Total Internet		2,961,268
Media — 3.6%
Comcast Corp., Class A	23,473	1,181,396
Discovery, Inc., Class A*(a)	24,484	576,353
Total Media		1,757,749
Mining — 1.5%
Arconic Corp.*	22,021	726,913
Oil & Gas — 5.3%
Chevron Corp.	9,898	1,161,530
EOG Resources, Inc.	9,865	876,308
Valero Energy Corp.	6,776	508,946
Total Oil & Gas		2,546,784
Pharmaceuticals — 9.2%
AstraZeneca PLC (United Kingdom)(b)	20,007	1,165,408
Cigna Corp.	4,453	1,022,542
CVS Health Corp.	11,088	1,143,838
Sanofi (France)(b)	22,339	1,119,184
Total Pharmaceuticals		4,450,972
REITS — 2.6%
American Tower Corp.	2,474	723,645
Boston Properties, Inc.	4,708	542,267
Total REITS		1,265,912
See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Retail — 5.6%
Advance Auto Parts, Inc.	3,727	$894,033
Dollar General Corp.	3,057	720,932
TJX Cos., Inc. (The)	14,156	1,074,724
Total Retail		2,689,689
Semiconductors — 2.3%
KLA Corp.	1,228	528,175
Microchip Technology, Inc.	6,597	574,335
Total Semiconductors		1,102,510
Software — 4.5%
Fidelity National Information Services, Inc.	5,432	592,903
Microsoft Corp.	4,720	1,587,430
Total Software		2,180,333
Telecommunications — 2.6%
Verizon Communications, Inc.	24,356	1,265,538
Transportation — 1.4%
Norfolk Southern Corp.	2,233	664,786
Total Common Stocks (Cost $37,542,399)		47,025,188
MONEY MARKET FUND — 2.4%
Allspring Government Money Market Fund — Institutional Class, 0.01%(c) (Cost $1,163,308)	1,163,308	1,163,308
REPURCHASE AGREEMENTS — 1.2%(d)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $255,000)	$250,000	250,000
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.06%, total to be received $99,875, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.50%, 02/15/22-12/20/51, totaling $101,871)	$99,874	$99,874
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $599,874)		599,874
Total Investments — 101.2% (Cost $39,305,581)		48,788,370
Liabilities in Excess of Other Assets — (1.2%)		(610,465)
Net Assets — 100.0%		$48,177,905

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,372,247; the aggregate market value of the collateral held by the fund is $1,442,541. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $842,667.

(b)      American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,025,188	$—	$—	$47,025,188
Money Market Fund	1,163,308	—	—	1,163,308
Repurchase Agreements	—	599,874	—	599,874
Total	$48,188,496	$599,874	$—	$48,788,370

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.4%
Agriculture	2.1
Banks	11.4
Beverages	1.8
Biotechnology	0.9
Chemicals	3.2
Commercial Services	1.5
Computers	2.2
Diversified Financial Services	4.4
Electronics	4.9
Food	3.7
Healthcare – Products	4.0
Healthcare – Services	2.5
Insurance	5.9
Internet	6.1
Media	3.6
Mining	1.5
Oil & Gas	5.3
Pharmaceuticals	9.2
REITS	2.6
Retail	5.6
Semiconductors	2.3
Software	4.5
Telecommunications	2.6
Transportation	1.4
Money Market Fund	2.4
Repurchase Agreements	1.2
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 3.9%
HEICO Corp.	9,003	$1,298,413
Auto Parts & Equipment — 4.0%
Miller Industries, Inc.	39,382	1,315,359
Building Materials — 7.9%
Carrier Global Corp.	24,150	1,309,896
Trex Co., Inc.*	9,653	1,303,445
Total Building Materials		2,613,341
Chemicals — 7.8%
Sherwin-Williams Co. (The)	3,705	1,304,753
Stepan Co.	10,462	1,300,322
Total Chemicals		2,605,075
Commercial Services — 3.9%
Moody’s Corp.	3,297	1,287,742
Computers — 3.9%
Science Applications International Corp.	15,318	1,280,432
Diversified Financial Services — 3.9%
Intercontinental Exchange, Inc.	9,481	1,296,716
Food — 4.0%
Hershey Co. (The)	6,789	1,313,468
Healthcare – Products — 15.6%
Abbott Laboratories	9,196	1,294,245
Danaher Corp.	3,965	1,304,524
Stryker Corp.	4,771	1,275,861
Thermo Fisher Scientific, Inc.	1,958	1,306,456
Total Healthcare – Products		5,181,086
Household Products/Wares — 8.0%
Church & Dwight Co., Inc.	12,883	1,320,507
Reynolds Consumer Products, Inc.	42,304	1,328,346
Total Household Products/Wares		2,648,853
Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — 3.9%
Aflac, Inc.	22,135	$1,292,463
Machinery – Diversified — 3.9%
Otis Worldwide Corp.	14,989	1,305,092
Media — 3.9%
FactSet Research Systems, Inc.	2,659	1,292,301
Packaging & Containers — 3.9%
Silgan Holdings, Inc.	30,356	1,300,451
Pharmaceuticals — 3.9%
Zoetis, Inc.	5,271	1,286,282
Retail — 3.9%
Ross Stores, Inc.	11,362	1,298,449
Software — 11.7%
Broadridge Financial Solutions, Inc.	7,090	1,296,194
Fair Isaac Corp.*	2,962	1,284,530
Fiserv, Inc.*	12,367	1,283,571
Total Software		3,864,295
Total Common Stocks (Cost $23,582,580)		32,479,818
MONEY MARKET FUND — 1.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(a) (Cost $362,804)	362,804	362,804
Total Investments — 99.1% (Cost $23,945,384)		32,842,622
Other Assets in Excess of Liabilities — 0.9%		292,477
Net Assets — 100.0%		$33,135,099

____________

*         Non-income producing security.

(a)      Rate shown reflects the 7-day yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,479,818	$—	$—	$32,479,818
Money Market Fund	362,804	—	—	362,804
Total	$32,842,622	$—	$—	$32,842,622

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.9%
Auto Parts & Equipment	4.0
Building Materials	7.9
Chemicals	7.8
Commercial Services	3.9
Computers	3.9
Diversified Financial Services	3.9
Food	4.0
Healthcare – Products	15.6
Household Products/Wares	8.0
Insurance	3.9
Machinery – Diversified	3.9
Media	3.9
Packaging & Containers	3.9
Pharmaceuticals	3.9
Retail	3.9
Software	11.7
Money Market Fund	1.1
Total Investments	99.1
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 92.8%
Apparel — 2.0%
NIKE, Inc., Class B	3,232	$538,677
Auto Manufacturers — 8.4%
Arcimoto, Inc.*(a)	18,242	141,923
Tesla, Inc.*	2,004	2,117,787
Total Auto Manufacturers		2,259,710
Banks — 1.6%
SVB Financial Group*	619	419,831
Biotechnology — 2.5%
Illumina, Inc.*	671	255,275
Moderna, Inc.*	1,654	420,083
Total Biotechnology		675,358
Commercial Services — 2.8%
Block, Inc.*	2,598	419,603
PayPal Holdings, Inc.*	1,770	333,787
Total Commercial Services		753,390
Computers — 4.8%
Apple, Inc.	5,690	1,010,373
Crowdstrike Holdings, Inc., Class A*	1,281	262,285
Total Computers		1,272,658
Diversified Financial Services — 1.9%
Coinbase Global, Inc., Class A*	1,971	497,421
Electric — 2.5%
NextEra Energy, Inc.	7,252	677,047
Energy – Alternate Sources — 2.2%
SolarEdge Technologies, Inc.*	1,184	332,195
SunPower Corp.*(a)	12,922	269,682
Total Energy – Alternate Sources		601,877
Healthcare – Products — 3.0%
Abbott Laboratories	1,128	158,755
Thermo Fisher Scientific, Inc.	968	645,888
Total Healthcare – Products		804,643
Healthcare – Services — 2.1%
Fulgent Genetics, Inc.*(a)	5,477	550,931
Holding Companies – Diversified — 1.1%
Gores Guggenheim, Inc., Class A*(a)	24,876	291,049
Investments	Shares	Value
COMMON STOCKS (continued)
Home Builders — 3.7%
Lennar Corp., Class A	8,442	$980,623
Internet — 8.4%
Alphabet, Inc., Class C*	272	787,056
Amazon.com, Inc.*	182	606,850
Netflix, Inc.*	922	555,450
Shopify, Inc., Class A (Canada)*	222	305,781
Total Internet		2,255,137
Leisure Time — 1.6%
Callaway Golf Co.*	15,594	427,899
Lodging — 3.4%
MGM Resorts International	20,255	909,044
Media — 1.6%
Walt Disney Co. (The)*	2,771	429,200
Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.*	1,164	182,748
Pharmaceuticals — 2.5%
Zoetis, Inc.	2,733	666,934
REITS — 8.9%
Crown Castle International Corp.	864	180,351
Innovative Industrial Properties, Inc.	3,466	911,246
MGM Growth Properties LLC, Class A	12,249	500,372
Prologis, Inc.	4,672	786,578
Total REITS		2,378,547
Retail — 8.2%
Home Depot, Inc. (The)	2,222	922,152
Petco Health & Wellness Co., Inc.*(a)	33,142	655,880
Starbucks Corp.	3,105	363,192
Target Corp.	1,035	239,541
Total Retail		2,180,765
Semiconductors — 7.4%
ASML Holding NV (Netherlands) NVIDIA Corp.	734	584,367
Total Semiconductors	4,731	1,391,434
		1,975,801

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Software — 8.4%
Electronic Arts, Inc.	1,776	$234,254
Microsoft Corp.	3,636	1,222,860
ROBLOX Corp., Class A*	4,148	427,908
Take-Two Interactive Software, Inc.*	1,162	206,511
Unity Software, Inc.*	1,149	164,295
Total Software		2,255,828
Venture Capital — 3.1%
Blackstone, Inc.	6,408	829,131
Total Common Stocks (Cost $23,784,487)		24,814,249
EXCHANGE TRADED FUNDS — 6.5%
Equity Fund — 6.5%
AdvisorShares Pure US Cannabis ETF†	27,565	705,388
Global X Lithium & Battery Tech ETF	12,336	1,041,652
Total Exchange Traded Funds (Cost $1,875,723)		1,747,040
MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $90,032)	90,032	90,032
REPURCHASE AGREEMENTS — 4.0%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $251,157, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $256,179)	$251,156	251,156
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.04%, total to be received $251,157, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22- 01/01/52, totaling $256,179)	251,156	251,156
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $251,157, (collateralized by various U.S. Government Agency Obligations, 1.88%- 6.50%, 01/20/27-05/20/51, totaling $256,179)	$251,156	$251,156
Nomura Securities International, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $74,455, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 09/06/24- 09/20/69, totaling $75,944)	74,455	74,455
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $251,157, (collateralized by various U.S. Government Agency Obligations, 0.00%- 6.50%, 05/15/22-12/01/51, totaling $256,179)	251,156	251,156
Total Repurchase Agreements (Cost $1,079,079)		1,079,079
Total Investments — 103.6% (Cost $26,829,321)		27,730,400
Liabilities in Excess of Other Assets — (3.6%)		(973,645)
Net Assets — 100.0%		$26,756,755

____________

ETF — Exchange Traded Fund

REITS — Real Estate Investment Trusts

*         Non-income producing security.

†         Affiliated Company.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,073,834; the aggregate market value of the collateral held by the fund is $1,103,661. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $24,582.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,814,249	$—	$—	$24,814,249
Exchange Traded Funds	1,747,040	—	—	1,747,040
Money Market Fund	90,032	—	—	90,032
Repurchase Agreements	—	1,079,079	—	1,079,079
Total	$26,651,321	$1,079,079	$—	$27,730,400

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	2.0%
Auto Manufacturers	8.4
Banks	1.6
Biotechnology	2.5
Commercial Services	2.8
Computers	4.8
Diversified Financial Services	1.9
Electric	2.5
Energy – Alternate Sources	2.2
Equity Fund	6.5
Healthcare – Products	3.0
Healthcare – Services	2.1
Holding Companies – Diversified	1.1
Home Builders	3.7
Internet	8.4

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Leisure Time	1.6%
Lodging	3.4
Media	1.6
Miscellaneous Manufacturing	0.7
Pharmaceuticals	2.5
REITS	8.9
Retail	8.2
Semiconductors	7.4
Software	8.4
Venture Capital	3.1
Money Market Fund	0.3
Repurchase Agreements	4.0
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2021	Value at 12/31/2021	Capital Gain Distribution
AdvisorShares Pure US Cannabis ETF	$—	$1,130,561	$(192,112)	$(92,123)	$(140,938)	27,565	$705,388	$1,862

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 97.1%
Entertainment — 20.1%
Golden Entertainment, Inc.*	11,419	$577,002
Marriott Vacations Worldwide Corp.	552	93,277
Monarch Casino & Resort, Inc.*	6,048	447,250
Penn National Gaming, Inc.*	5,003	259,405
Red Rock Resorts, Inc., Class A	4,602	253,156
Vail Resorts, Inc.	529	173,459
Total Entertainment		1,803,549
Internet — 7.7%
Airbnb, Inc., Class A*	2,127	354,124
Booking Holdings, Inc.*	68	163,148
Expedia Group, Inc.*	986	178,190
Total Internet		695,462
Leisure Time — 5.1%
Carnival Corp.*(a)	7,130	143,456
Norwegian Cruise Line Holdings Ltd.*	10,726	222,457
Royal Caribbean Cruises Ltd.*	1,195	91,896
Total Leisure Time		457,809
Lodging — 54.2%
Bluegreen Vacations Holding Corp.*	21,612	758,581
Boyd Gaming Corp.*	3,005	197,038
Century Casinos, Inc.*	33,156	403,840
Choice Hotels International, Inc.	3,594	560,628
Full House Resorts, Inc.*	36,482	441,797
Hilton Grand Vacations, Inc.*	10,642	554,555
Hilton Worldwide Holdings, Inc.*	1,103	172,057
Hyatt Hotels Corp., Class A*	754	72,309
InterContinental Hotels Group PLC (United Kingdom)*(b)	5,448	355,264
Marriott International, Inc., Class A*	1,141	188,539
Playa Hotels & Resorts NV*	38,981	311,068
Target Hospitality Corp.*	75,541	268,926
Travel + Leisure Co.	2,397	132,482
Wyndham Hotels & Resorts, Inc.	4,983	446,726
Total Lodging		4,863,810
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
REITS — 10.0%
Gaming and Leisure Properties, Inc.	10,022	$487,670
VICI Properties, Inc.	13,714	412,929
Total REITS		900,599
Total Common Stocks (Cost $8,294,898)		8,721,229
MONEY MARKET FUND — 3.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $283,406)	283,406	283,406
REPURCHASE AGREEMENT — 1.6%(d)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $144,599, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $147,490) (Cost $144,598)	$144,598	144,598
Total Investments — 101.9% (Cost $8,722,902)		9,149,233
Liabilities in Excess of Other Assets — (1.9%)		(166,614)
Net Assets — 100.0%		$8,982,619

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $138,526; the aggregate market value of the collateral held by the fund is $144,598.

(b)      American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,721,229	$—	$—	$8,721,229
Money Market Fund	283,406	—	—	283,406
Repurchase Agreement	—	144,598	—	144,598
Total	$9,004,635	$144,598	$—	$9,149,233

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Entertainment	20.1%
Internet	7.7
Leisure Time	5.1
Lodging	54.2
REITS	10.0
Money Market Fund	3.2
Repurchase Agreement	1.6
Total Investments	101.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES — 31.6%
ACC Auto Trust, Class B, Series 2021-A, 1.79%, 04/15/27‡	$265,000	$262,914
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	52,650	53,261
Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	242,361	237,313
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25‡	455,000	455,175
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	53,723	53,943
American Credit Acceptance Receivables Trust, Class C, Series 2021-1, 0.83%, 03/15/27‡	455,000	453,211
American Credit Acceptance Receivables Trust, Class C, Series 2021-2, 0.97%, 07/13/27‡	265,000	263,808
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27‡	260,000	257,225
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	145,000	145,789
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	291,619
Amur Equipment Finance Receivables IX LLC, Class B, Series 2021-1A, 1.38%, 02/22/27‡	135,000	133,569
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	34,161	34,339
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	214,670
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	217,659	221,516
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	415,000	422,177
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	$470,000	$481,432
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	241,938	248,060
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	264,215	263,425
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	256,734
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	78,389	79,202
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	221,080
BCC Funding XVII LLC, Class B, Series 2020-1, 1.46%, 09/22/25‡	145,000	144,786
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33‡	219,774	218,446
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	206,949
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	157,713	160,187
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	59,024	59,044
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	20,689	20,687
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	144,255	146,515
Carnow Auto Receivables Trust, Class D, Series 2019-1A, 4.62%, 12/16/24‡	260,000	265,030
Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28	250,000	248,222
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	173,775
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	210,000	207,706
See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	$210,000	$213,273
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	265,141
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	291,126	288,232
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	354,753	353,607
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	96,976	94,984
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	85,899	87,169
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26‡	75,925	76,036
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	176,863	179,306
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25‡	245,000	251,551
Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 02/15/30‡	680,000	676,335
Credit Acceptance Auto Loan Trust, Class B, Series 2019-3A, 2.86%, 01/16/29‡	250,000	254,648
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	171,134	170,830
Crossroads Asset Trust, Class A2, Series 2021-A, 0.82%, 03/20/24‡	697,046	697,224
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	232,264	232,511
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	129,281	131,371
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	188,225	189,837
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	221,974
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	169,398
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
DT Auto Owner Trust, Class D, Series 2021-1A, 1.16%, 11/16/26‡	$270,000	$266,339
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	165,207	166,052
Exeter Automobile Receivables Trust, Class C, Series 2021-1A, 0.74%, 01/15/26	900,000	897,756
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24‡	230,000	233,064
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	145,863	149,070
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26‡	660,000	688,863
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	395,000	395,545
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	48,006	48,227
First Investors Auto Owner Trust, Class B, Series 2021-1A, 0.89%, 03/15/27‡	350,000	347,148
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	308,593
First Investors Auto Owner Trust, Class C, Series 2021-2A, 1.47%, 11/15/27‡	260,000	256,785
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	430,000	434,561
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	145,819
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27‡	145,000	144,843
Flagship Credit Auto Trust, Class C, Series 2021-1, 0.91%, 03/15/27‡	455,000	447,919
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	54,130	54,590
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	267,215	263,183
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27‡	310,000	305,405

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Class E, Series 2019-1, 4.30%, 09/15/25‡	$130,000	$133,683
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	74,565	74,733
GCI Funding I LLC, Class A, Series 2021-1 (Bermuda), 2.38%, 06/18/46‡	188,822	187,721
Genesis Private Label Amortizing Trust, Class B, Series 2020-1, 2.83%, 07/20/30‡	72,746	72,746
Genesis Sales Finance Master Trust, Class A, Series 2020-AA, 1.65%, 09/22/25‡	315,000	316,070
Global SC Finance VII Srl, Class A, Series 2020-1A (Barbados), 2.17%, 10/17/40‡	266,904	266,789
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	154,697	155,627
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	247,166
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	183,914
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	137,587
GLS Auto Receivables Issuer Trust, Class C, Series 2021-3A, 1.11%, 09/15/26‡	210,000	207,388
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	112,921
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	27,517	27,744
Goldenttree Loan Management US CLO 1 Ltd., Class A, Series 2021-9A (Cayman Islands), 1.20%, (3-Month USD LIBOR + 1.07%), 01/20/33@‡	250,000	250,152
Hertz Vehicle Financing LLC, Class A, Series 2021-1A, 1.21%, 12/26/25‡	390,000	386,741
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	200,780	204,688
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Jersey Mike’s Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50‡	$195,000	$205,637
Lendingpoint Asset Securitization Trust, Class A, Series 2021-A, 1.00%, 12/15/28‡	172,944	172,545
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27‡	200,000	201,977
Ll ABS Trust, Class A, Series 2021-1A, 1.07%, 05/15/29‡	219,145	218,073
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	120,000	121,480
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34‡	355,000	357,552
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	5,413	5,421
Marlette Funding Trust, Class B, Series 2021-1A, 1.00%, 06/16/31‡	275,000	274,119
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	229,895
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26‡	325,000	322,889
MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	102,600	102,837
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41‡	451,244	445,337
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	92,033	93,437
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	287,689	283,099
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51‡	309,225	308,812
NMEF Funding LLC, Class A, Series 2019-A, 2.73%, 08/17/26‡	4,527	4,531
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	176,133
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	155,850	155,945

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	$16,501	$16,582
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	74,511	74,753
Octane Receivables Trust, Class A, Series 2021-1A, 0.93%, 03/22/27‡	194,583	193,731
Octane Receivables Trust, Class A, Series 2021-2A, 1.21%, 09/20/28‡	301,818	300,346
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	44,996	45,019
Oportun Funding XIV LLC, Class A, Series 2021-A, 1.21%, 03/08/28‡	280,000	279,488
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31‡	260,000	258,657
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	47,460	47,474
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	103,255	105,047
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28‡	190,000	188,051
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 1.03%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	197,937	198,015
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	56,939	57,126
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48‡	285,413	292,308
Prestige Auto Receivables Trust, Class C, Series 2020-1A, 1.31%, 11/16/26‡	500,000	500,337
Purchasing Power Funding LLC, Class A, Series 2021-A, 1.57%, 10/15/25‡	265,000	263,856
Regional Management Issuance Trust, Class A, Series 2021-1, 1.68%, 03/17/31‡	455,000	449,791
Santander Consumer Auto Receivables Trust, Class C, Series 2021-AA, 1.03%, 11/16/26‡	455,000	446,487
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Class C, Series 2021-3, 0.95%, 09/15/27	$310,000	$307,234
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	73,220	73,530
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	421,264	425,227
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	144,082	145,471
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51‡	322,338	319,774
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	46,141	46,250
Upstart Pass-Through Trust Series, Class A, Series 2021-ST2, 2.50%, 04/20/27‡	197,196	197,899
Upstart Securitization Trust, Class A, Series 2020-3, 1.70%, 11/20/30‡	54,624	54,794
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	138,883	138,445
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	238,221
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31‡	345,000	341,586
US Auto Funding, Class B, Series 2021-1A, 1.49%, 03/17/25‡	315,000	312,600
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	11,778	11,787
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	280,000	282,489
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26‡	370,000	366,766
Welk Resorts LLC, Class B, Series 2019-AA, 2.99%, 06/15/38‡	259,707	264,351
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	105,599	105,977

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	$145,000	$145,335
Total Asset Backed Securities (Cost $31,288,917)		31,149,191
MORTGAGE BACKED SECURITIES — 24.4%
Commercial Mortgage Backed Securities — 3.2%
BPR Trust, Class A, Series 2021-KEN, 1.36%, (1-Month USD LIBOR + 1.25%), 02/15/29@‡	95,000	95,077
BX Trust, Class B, Series 2018-GW, 1.13%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	698,067
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	105,858	105,128
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	150,502
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	171,899	171,600
GCT Commercial Mortgage Trust, Class A, Series 2021-GCT, 0.91%, (1-Month USD LIBOR + 0.80%), 02/15/38@‡	315,000	314,739
GS Mortgage Securities Corp. Trust, Class A, Series 2020-TWN3, 2.11%, (1-Month USD LIBOR + 2.00%), 11/15/37@‡	175,000	175,963
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	185,827
KKR Industrial Portfolio Trust, Class C, Series 2021-KDIP, 1.11%, (1-Month USD LIBOR + 1.00%), 12/15/37@‡	382,500	379,464
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.07%, 07/15/46@*	275,000	283,039
Motel Trust, Class B, Series 2021-MTL6, 1.31%, (1-Month USD LIBOR + 1.20%), 09/15/38@‡	150,000	150,052
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	38,605	38,630
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	36,493	36,625
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	$92,331	$94,653
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	260,507
Total Commercial Mortgage Backed Securities		3,139,873
Residential Mortgage Backed Securities — 21.2%
Ajax Mortgage Loan Trust, Class A1, Series 2021-A, 1.07%, 09/25/65@‡*	442,539	435,494
American Homes 4 Rent Trust, Class A, Series 2014-SFR3, 3.68%, 12/17/36‡	147,909	154,986
Angel Oak Mortgage Trust, Class A1, Series 2020-6, 1.26%, 05/25/65@‡*	63,985	63,910
Angel Oak Mortgage Trust, Class A1, Series 2020-4, 1.47%, 06/25/65@‡*	136,036	135,937
Angel Oak Mortgage Trust, Class A1, Series 2021-5, 0.95%, 07/25/66@‡*	180,307	178,004
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66@‡*	485,000	487,889
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	10,116	10,135
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	20,924	21,024
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	73,372	73,022
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	134,498	135,124
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	88,367	89,085
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55‡	232,794	233,770
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	64,731	66,862
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	80,975	82,377

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Bravo Residential Funding Trust, Class A1, Series 2021-NQM3, 1.70%, 04/25/60@‡*	$93,657	$93,318
Cafl Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29‡	105,000	103,385
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	136,137	138,949
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	50,021	51,056
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	11,193	11,221
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	86,563	88,248
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2019-RP1, 3.50%, 01/25/66@‡*	729,860	752,083
COLT Funding LLC, Class A1, Series 2021-3R, 1.05%, 12/25/64@‡*	235,962	234,864
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	111,589	111,582
COLT Mortgage Loan Trust, Class A2, Series 2021-2, 1.13%, 08/25/66@‡*	97,960	96,690
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65@‡*	331,885	331,376
Corevest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53‡	416,469	405,783
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 2.96%, 04/25/43@‡*	2,694	2,699
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.80%, 04/25/44@‡*	128,014	128,653
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 2.43%, 01/25/34@*	41,427	42,214
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	184,281	182,185
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60@‡*	$81,573	$82,140
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60@‡*	425,909	428,452
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	666,349	663,341
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	164,640	163,159
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65‡	101,108	101,170
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	311,652
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	34,655	34,860
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	225,948	226,581
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	123,099	122,030
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66@‡*	239,988	235,818
Firstkey Homes Trust, Class B, Series 2020-SFR2, 1.57%, 10/19/37‡	175,000	170,992
Firstkey Homes Trust, Class A, Series 2020-SFR2, 1.27%, 10/19/37‡	166,525	162,524
Firstkey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38‡	240,000	235,700
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	91,072	91,791
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	41,932	42,376
GS Mortgage-Backed Securities Trust, Class A3, Series 2020-NQM1, 2.35%, 09/27/60@‡*	201,998	202,603
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	62,901	65,923

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	$100,452	$101,421
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.37%, 06/25/29@‡*	193,981	194,591
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.23%, 08/25/34@*	48,003	50,640
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.18%, 04/25/35@*	143,882	144,669
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.34%, 05/25/45@‡*	140,394	142,374
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	205,000	205,549
MetLife Securitization Trust, Class A, Series 2018-1A, 3.75%, 03/25/57@‡*	311,390	321,702
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58@‡*	431,401	442,593
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	332,970	331,611
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.15%, (1-Month USD LIBOR + 1.05%), 01/25/48@‡	505,949	507,833
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	65,271	68,010
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	123,275	129,140
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	264,328	279,110
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	188,589	199,487
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57@‡*	616,918	651,051
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	258,602	257,543
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Newrez Warehouse Securitization Trust, Class C, Series 2021-1, 1.15%, (1-Month USD LIBOR + 1.05%), 05/25/55@‡	$300,000	$298,942
NLT Trust, Class A1, Series 2021-INV2, 1.16%, 08/25/56@‡*	300,888	296,552
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	51,504	52,544
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51@‡*	695,845	686,799
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51@‡*	98,172	97,589
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	54,444	55,075
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60@‡*	104,262	104,826
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	132,301	132,254
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	338,764	337,918
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	119,022	117,789
Starwood Mortgage Residential Trust, Class A1, Series 2020-2, 2.72%, 04/25/60@‡*	162,987	164,188
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	450,812	451,486
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.11%, 02/25/34	257,437	262,366
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	132,100	132,119
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	100,000	102,896
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	86,628	86,854
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56@‡*	250,000	257,481

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2017-2, 3.25%, 04/25/57@‡*	$260,000	$266,200
Towd Point Mortgage Trust, Class A1, Series 2018-3, 3.75%, 05/25/58@‡*	297,718	308,355
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58@‡*	395,994	405,945
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	129,462
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51‡	283,946	279,841
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51‡	101,731	100,408
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51‡	203,711	200,554
VCAT LLC, Class A1, Series 2021-NPL1, 2.29%, 12/26/50‡	84,338	84,287
Verus Securitization Trust, Class A1, Series 2019-INV2, 2.91%, 07/25/59@‡*	56,753	57,099
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	72,604	72,866
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63@‡*	413,272	411,738
Verus Securitization Trust, Class A1, Series 2021-R3, 1.02%, 04/25/64@‡*	336,245	335,541
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65‡	219,883	219,596
Verus Securitization Trust, Class A1, Series 2021-1, 0.82%, 01/25/66@‡*	111,397	110,402
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66@‡*	365,104	361,668
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66@‡*	689,470	682,259
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	263,965	266,598
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	341,007	338,584
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51‡	$151,436	$150,547
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 2.56%, 06/25/33@*	57,110	56,730
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.60%, 07/25/34@*	22,452	22,253
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.62%, 07/25/34@*	55,719	56,300
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.77%, 10/25/34@*	85,978	85,577
Total Residential Mortgage Backed Securities		20,950,849
Total Mortgage Backed Securities (Cost $24,277,878)		24,090,722
CORPORATE BONDS — 19.8%
Communication Services — 1.6%
Commscope, Inc., 4.75%, 09/01/29‡	170,000	169,244
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/27‡	65,000	66,613
Level 3 Financing, Inc., 4.63%, 09/15/27‡	100,000	102,151
Level 3 Financing, Inc., 4.25%, 07/01/28‡	140,000	138,827
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	155,000	159,495
ROBLOX Corp., 3.88%, 05/01/30‡	30,000	30,480
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	211,250	221,288
T-Mobile USA, Inc., 3.50%, 04/15/25	145,000	153,791
T-Mobile USA, Inc., 2.05%, 02/15/28	140,000	139,180
TripAdvisor, Inc., 7.00%, 07/15/25‡	115,000	121,442
Twitter, Inc., 3.88%, 12/15/27‡(a)	100,000	104,578

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Communication Services (continued)
Verizon Communications, Inc., 1.26%, (3-Month USD LIBOR + 1.10%), 05/15/25@	$210,000	$214,208
Total Communication Services		1,621,297
Consumer Discretionary — 0.7%
Gap, Inc. (The), 3.63%, 10/01/29‡(a)	80,000	79,253
General Motors Co., 6.13%, 10/01/25	150,000	172,532
General Motors Financial Co., Inc., 1.25%, 01/08/26	55,000	53,893
Hyatt Hotels Corp., 1.80%, 10/01/24	254,000	254,085
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡	75,000	80,114
Total Consumer Discretionary		639,877
Consumer Staples — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	195,000	198,862
Vector Group Ltd., 5.75%, 02/01/29‡	185,000	180,296
Total Consumer Staples		379,158
Energy — 1.6%
Boardwalk Pipelines LP, 4.95%, 12/15/24	245,000	265,735
Chesapeake Energy Corp., 5.50%, 02/01/26‡	180,000	189,664
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25‡	100,000	102,367
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29‡	55,000	57,146
DT Midstream, Inc., 4.13%, 06/15/29‡	155,000	158,939
Energy Transfer LP, 4.20%, 04/15/27	105,000	114,022
EQM Midstream Partners LP, 6.00%, 07/01/25‡	135,000	146,964
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	22,425
Midwest Connector Capital Co. LLC, 3.63%, 04/01/22‡	105,000	105,193
NGPL PipeCo. LLC, 4.88%, 08/15/27‡	118,000	131,504
Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp., 5.88%, 09/01/25	$145,000	$160,045
Targa Resources Partners LP /Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	88,802
Total Energy		1,542,806
Financials — 7.5%
Athene Global Funding, 2.45%, 08/20/27‡	240,000	244,945
Bank of America Corp., 0.91%, (3-Month USD LIBOR + 0.77%), 02/05/26@	253,000	256,888
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	760,000	755,317
Blackstone Private Credit Fund, 2.63%, 12/15/26‡	166,000	162,029
Capital One Financial Corp., 3.75%, 07/28/26	315,000	338,336
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	220,000	222,475
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	44,000	48,070
Citadel LP, 4.88%, 01/15/27‡	170,000	181,370
Citigroup, Inc., 1.46%, (3-Month USD LIBOR + 1.25%), 07/01/26@	210,000	214,958
Coinbase Global, Inc., 3.38%, 10/01/28‡	105,000	98,262
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 3.88%, 02/15/26‡	250,000	254,989
F&G Global Funding, 1.75%, 06/30/26‡	198,000	197,078
Goldman Sachs Group, Inc. (The), 1.78%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	275,541
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	105,000	112,969
Goldman Sachs Group, Inc. (The), 1.89%, (3-Month USD LIBOR + 1.75%), 10/28/27@	280,000	293,394
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	230,000	239,845
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	562,000	577,455

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co., Series Z, 3.93%, (3-Month USD LIBOR + 3.80%)#@	$430,000	$432,817
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	145,000	146,112
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/51@‡	160,000	159,836
Lincoln National Corp., 2.17%, (3-Month USD LIBOR + 2.04%), 04/20/67@	285,000	245,812
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%)#@(a)	155,000	174,383
Morgan Stanley, 1.52%, (3-Month USD LIBOR + 1.40%), 10/24/23@	280,000	282,493
Navient Corp., 5.88%, 10/25/24	240,000	256,140
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	244,000	253,960
Santander Holdings USA, Inc., 3.24%, 10/05/26	235,000	245,582
Spirit Realty LP, 4.45%, 09/15/26	96,429	106,258
Spirit Realty LP, 2.10%, 03/15/28	79,000	77,013
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 05/06/31@	135,000	139,724
Wells Fargo & Co., 4.10%, 06/03/26	410,000	447,534
Total Financials		7,441,585
Health Care — 1.8%
Avantor Funding, Inc., 3.88%, 11/01/29‡	40,000	40,494
Baxter International, Inc., 1.92%, 02/01/27‡	149,000	149,731
Baxter International, Inc., 2.27%, 12/01/28‡	150,000	151,342
HCA, Inc., 5.38%, 02/01/25	215,000	236,564
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29‡	30,000	29,954
Mylan NV, 3.95%, 06/15/26	50,000	53,992
Royalty Pharma PLC, 1.20%, 09/02/25	23,000	22,546
Royalty Pharma PLC, 1.75%, 09/02/27	323,000	317,784
Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Tenet Healthcare Corp., 7.50%, 04/01/25‡	$10,000	$10,537
Tenet Healthcare Corp., 4.88%, 01/01/26‡	190,000	195,446
Universal Health Services, Inc., 1.65%, 09/01/26‡	260,000	255,619
Viatris, Inc., 2.30%, 06/22/27	275,000	276,966
Total Health Care		1,740,975
Industrials — 1.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27‡	223,030	244,253
Boeing Co. (The), 4.88%, 05/01/25	120,000	131,443
Boeing Co. (The), 5.04%, 05/01/27	112,000	126,276
General Electric Co., Series D, 3.53%, (3-Month USD LIBOR + 3.33%)#@	285,000	285,000
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28‡	276,000	270,649
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	195,000	202,265
Vertiv Group Corp., 4.13%, 11/15/28‡	155,000	156,816
Total Industrials		1,416,702
Information Technology — 1.6%
Block, Inc., 2.75%, 06/01/26‡	115,000	115,288
CDW LLC / CDW Finance Corp., 2.67%, 12/01/26	98,000	100,557
CDW LLC / CDW Finance Corp., 3.28%, 12/01/28	98,000	100,560
Citrix Systems, Inc., 1.25%, 03/01/26(a)	25,000	24,384
Dell International LLC / EMC Corp., 4.90%, 10/01/26	210,000	236,807
Flex Ltd., 3.75%, 02/01/26	191,000	204,286
HP, Inc., 3.00%, 06/17/27(a)	155,000	163,217
Kyndryl Holdings, Inc., 2.05%, 10/15/26‡	108,000	105,281
Kyndryl Holdings, Inc., 2.70%, 10/15/28‡	105,000	101,790
TD Synnex Corp., 1.75%, 08/09/26‡	107,000	104,447
TD Synnex Corp., 2.38%, 08/09/28‡	110,000	106,955
Xerox Holdings Corp., 5.00%, 08/15/25‡	200,000	212,210
Total Information Technology		1,575,782

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Materials — 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	$200,000	$204,750
Chemours Co. (The), 5.75%, 11/15/28‡	90,000	94,208
Glatfelter Corp., 4.75%, 11/15/29‡	100,000	103,273
International Flavors & Fragrances, Inc., 1.23%, 10/01/25‡	118,000	115,549
International Flavors & Fragrances, Inc., 1.83%, 10/15/27‡	233,000	229,072
Silgan Holdings, Inc., 1.40%, 04/01/26‡	271,000	264,713
Total Materials		1,011,565
Real Estate — 1.0%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	195,000	213,813
Office Properties Income Trust, 4.50%, 02/01/25	225,000	237,387
Office Properties Income Trust, 2.65%, 06/15/26	105,000	104,371
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23	231,000	244,319
Service Properties Trust, 4.65%, 03/15/24	200,000	197,717
Total Real Estate		997,607
Utilities — 1.2%
Dominion Energy, Inc., Series A, 1.45%, 04/15/26	260,000	257,376
Exelon Corp., 3.50%, 06/01/22	212,000	213,976
FirstEnergy Transmission LLC, 2.87%, 09/15/28‡	119,000	119,413
NRG Energy, Inc., 3.75%, 06/15/24‡	175,000	182,735
Puget Energy, Inc., 2.38%, 06/15/28	151,000	148,869
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	254,000	254,635
Total Utilities		1,177,004
Total Corporate Bonds (Cost $19,470,098)		19,544,358
Investments	Principal	Value
TERM LOANS — 10.8%
Aerospace — 1.0%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28@	$28,235	$28,250
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28@	185,000	192,020
Brown Group Holding LLC, 3.00%, (3-Month USD LIBOR + 2.50%), 06/07/28@	130,463	130,382
KKR Apple Bidco LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 07/14/28@	80,000	79,856
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	111,012
SkyMiles IP Ltd, 4.75%, (3-Month USD LIBOR + 3.75%), 09/16/27@	145,000	153,700
TransDigm, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 08/22/24@	162,452	160,875
TransDigm, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 05/30/25@	89,091	88,012
United Airlines, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 04/21/28@	29,775	29,949
Total Aerospace		974,056
Chemicals — 0.7%
Element Solutions, Inc., 2.09%, (1-Month USD LIBOR + 2.00%), 01/31/26@	89,316	89,093
Ineos US Finance LLC, 2.10%, (1-Month USD LIBOR + 2.00%), 04/01/24@	238,885	237,945
INEOS US Petrochem LLC, 3.25%, (1-Month USD LIBOR + 2.75%), 01/29/26@	134,325	134,101
Nouryon USA LLC, 3.10%, (1-Month USD LIBOR + 3.00%), 10/01/25@	136,624	136,326
Trinseo Materials Operating SCA, 2.60%, (1-Month USD LIBOR + 2.50%), 05/03/28@	129,350	128,599
Total Chemicals		726,064
Consumer Durables — 0.3%
Resideo Funding, Inc., 2.75%, (3-Month USD LIBOR + 2.25%), 02/11/28@	89,325	89,325
RH, 2.59%, (1-Month USD LIBOR + 1.00%), 10/15/28@	105,000	104,921
See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Consumer Durables (continued)
Ziggo Financing Partnership, 2.10%, (1-Month USD LIBOR + 2.00%), 07/02/25@	$133,636	$133,331
Total Consumer Durables		327,577
Consumer Non-Durables — 0.2%
Diamond BC BV, 3.50%, (3-Month USD LIBOR + 3.00%), 09/15/28@	150,000	149,730
Energy — 0.2%
DT Midstream, Inc., 2.50%, (3-Month USD LIBOR + 2.00%), 06/26/28@	54,725	54,901
Freeport LNG Investments LLLP, 4.00%, (3-Month USD LIBOR + 3.50%), 11/17/28@	10,000	9,917
Oryx Midstream Services Permian Basin LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 09/30/28@	155,000	154,213
Total Energy		219,031
Financials — 0.7%
Asurion LLC, 3.35%, (1-Month USD LIBOR + 3.25%), 12/23/26@	84,150	83,694
Avolon TLB Borrower 1 US LLC, 2.75%, (1-Month USD LIBOR + 2.25%), 12/01/27@	326,700	327,543
Citadel Securities LP, 2.60%, (1-Month USD LIBOR + 2.50%), 02/02/28@	253,224	251,924
Total Financials		663,161
Food/Tobacco — 0.6%
Aramark Services, Inc., 1.85%, (1-Month USD LIBOR + 1.75%), 03/11/25@	85,000	84,123
Aramark Services, Inc., 2.60%, (1-Month USD LIBOR + 2.50%), 04/06/28@	109,607	109,231
Froneri US, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 01/29/27@	84,146	83,209
Hostess Brands LLC, 3.00%, (3-Month USD LIBOR + 2.25%), 08/03/25@	133,633	133,424
JBS USA LUX SA, 2.10%, (1-Month USD LIBOR + 2.00%), 05/01/26@	183,117	182,982
Total Food/Tobacco		592,969
Investments	Principal	Value
TERM LOANS (continued)
Forest Prod/Containers — 0.2%
Berry Global, Inc., 1.86%, (2-Month USD LIBOR + 1.75%), 07/01/26@	$134,377	$133,671
Mauser Packaging Solutions Holding Co., 3.35%, (1-Month USD LIBOR + 3.25%), 04/03/24@	89,067	88,057
Total Forest Prod/Containers		221,728
Gaming/Leisure — 1.1%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24@	29,587	29,763
Aristocrat Leisure Ltd., 1.88%, (3-Month USD LIBOR + 1.75%), 10/19/24@	135,000	133,837
Caesars Resort Collection LLC, 2.85%, (1-Month USD LIBOR + 2.75%), 12/23/24@	153,927	153,326
Hilton Grand Vacations Borrower LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 05/19/28@	24,938	24,997
Hilton Worldwide Finance LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 06/22/26@	175,000	173,756
Scientific Games International, Inc., 2.85%, (1-Month USD LIBOR + 2.75%), 08/14/24@	208,764	208,340
Stars Group Holdings BV, 2.47%, (3-Month USD LIBOR + 2.25%), 07/21/26@	118,315	118,042
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,120	48,776
UFC Holdings LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 04/29/26@	169,537	169,083
Total Gaming/Leisure		1,059,920
Health Care — 0.9%
Agiliti Health Inc, 2.88%, (1-Month USD LIBOR + 2.75%), 01/04/26@	59,846	59,622
Elanco Animal Health, Inc., 1.85%, (1-Month USD LIBOR + 1.75%), 08/01/27@	143,099	141,433
Horizon Therapeutics USA, Inc., 2.25%, (1-Month USD LIBOR + 1.75%), 03/15/28@	178,650	178,283
ICU Medical Inc, 12/15/28(b)	25,000	25,068
IQVIA Holdings, Inc., 1.97%, (3-Month USD LIBOR + 1.75%), 06/11/25@	120,770	120,519

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Mozart Borrower LP, 3.75%, (1-Month USD LIBOR + 3.25%), 09/30/28@	$60,000	$60,054
Phoenix Newco Inc, 4.00%, (1-Month USD LIBOR + 3.50%), 08/11/28@	25,000	25,035
Select Medical Corp., 2.36%, (1-Month USD LIBOR + 2.25%), 03/06/25@	90,000	89,606
Valeant Pharmaceuticals International, Inc., 3.10%, (1-Month USD LIBOR + 3.00%), 06/02/25@	204,097	203,408
Total Health Care		903,028
Housing — 0.8%
American Builders & Contractors Supply Co., Inc., 2.10%, (1-Month USD LIBOR + 2.00%), 01/15/27@	148,858	148,082
CPG International LLC, 3.25%, (3-Month USD LIBOR + 2.50%), 05/05/24@	135,000	135,209
Quikrete Holdings, Inc., 06/11/28(b)	145,000	144,889
Standard Industries Inc/NJ, 3.00%, (3-Month USD LIBOR + 2.50%), 08/06/28@	160,063	160,396
Summit Materials LLC, 2.10%, (1-Month USD LIBOR + 2.00%), 11/21/24@	163,121	163,284
Total Housing		751,860
Information Technology — 0.7%
Boxer Parent Co Inc, 3.97%, (3-Month USD LIBOR + 3.75%), 10/02/25@	99,711	99,213
CCC Intelligent Solutions Inc, 3.00%, (3-Month USD LIBOR + 2.50%), 09/15/28@	115,000	115,054
Go Daddy Operating Co. LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 02/15/24@	182,444	181,557
Tenable, Inc., 3.25%, (3-Month USD LIBOR + 2.75%), 07/07/28@	145,000	144,819
UKG Inc, 3.75%, (1-Month USD LIBOR + 3.25%), 05/04/26@	180,440	179,800
Total Information Technology		720,443
Manufacturing — 0.4%
Gates Global LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 03/31/27@	133,650	133,524
Investments	Principal	Value
TERM LOANS (continued)
Manufacturing (continued)
NCR Corp., 2.63%, (3-Month USD LIBOR + 2.50%), 08/28/26@	$158,118	$156,933
Tenneco, Inc., 3.10%, (1-Month USD LIBOR + 3.00%), 10/01/25@	89,082	87,968
Total Manufacturing		378,425
Media/Telecom – Broadcasting — 0.1%
Nexstar Media Group, Inc., 2.60%, (1-Month USD LIBOR + 2.50%), 09/18/26@	135,588	135,504
Media/Telecom – Cable/Wireless Video — 0.6%
Charter Communications Operating LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 02/01/27@	173,228	171,793
CSC Holdings LLC, 2.36%, (1-Month USD LIBOR + 2.25%), 01/15/26@	84,135	83,167
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.36%, (1-Month USD LIBOR + 2.25%), 07/17/25@	181,660	179,162
Virgin Media Bristol LLC, 2.61%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	143,883
Total Media/Telecom – Cable/Wireless Video		578,005
Media/Telecom – Diversified Media — 0.2%
Clear Channel, 3.63%, (3-Month USD LIBOR + 3.50%), 08/21/26@	107,525	106,192
Dotdash Meredith Inc, 4.05%, (1-Month USD LIBOR + 4.00%), 11/23/28@	110,000	110,207
Total Media/Telecom – Diversified Media		216,399
Media/Telecom – Telecommunications — 0.2%
CenturyLink, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 03/15/27@	147,817	146,328
Cincinnati Bell Inc, 3.45%, (3-Month USD LIBOR + 3.25%), 11/17/28@	20,000	20,023
Total Media/Telecom – Telecommunications		166,351

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Media/Telecom – Wireless Communications — 0.1%
SBA Senior Finance II LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 04/11/25@	$128,667	$127,441
Retail — 0.1%
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28@	99,750	100,031
Service — 1.2%
AlixPartners LLP, 3.25%, (1-Month USD LIBOR + 2.75%), 02/04/28@	158,800	158,289
APi Group DE Inc, 10/07/28(b)	20,000	20,002
Asplundh Tree Expert LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 09/07/27@	148,869	148,456
Dun & Bradstreet Corp. (The), 3.35%, (1-Month USD LIBOR + 3.25%), 02/06/26@	168,387	167,906
Pike Corp., 3.11%, (1-Month USD LIBOR + 3.00%), 01/21/28@	105,479	105,300
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28@	119,500	119,242
Sedgwick Claims Management Services Inc, 3.35%, (1-Month USD LIBOR + 3.25%), 12/31/25@	99,743	99,089
Trans Union LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 11/16/26@	138,570	137,357
WEX, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 03/31/28@	213,388	212,543
Total Service		1,168,184
Utility — 0.5%
Astoria Energy LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/10/27@	117,987	117,869
Vistra Operations Co. LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 12/31/25@	360,957	358,715
Total Utility		476,584
Total Term Loans (Cost $10,662,773)		10,656,491
Investments	Principal	Value
FOREIGN BONDS — 5.8%
Consumer Staples — 0.6%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	$210,000	$237,882
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	330,000	322,112
Total Consumer Staples		559,994
Energy — 0.9%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	155,695
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	205,000	220,375
Lundin Energy Finance BV (Netherlands), 2.00%, 07/15/26‡	400,000	397,831
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	100,000	106,811
Total Energy		880,712
Financials — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/26	150,000	151,416
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/28	155,000	157,447
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	153,347
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	210,000	230,883
Total Financials		693,093
Industrials — 1.0%
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	445,000	462,292
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	214,979	215,179
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	137,341	136,059
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	145,000	146,630
GFL Environmental, Inc. (Canada), 4.00%, 08/01/28‡(a)	50,000	49,085
Total Industrials		1,009,245

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
FOREIGN BONDS (continued)
Information Technology — 0.6%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	$230,000	$234,781
SK Hynix, Inc. (South Korea), 1.50%, 01/19/26‡	200,000	195,923
TSMC Arizona Corp (Taiwan), 1.75%, 10/25/26	200,000	200,316
Total Information Technology		631,020
Materials — 0.7%
Anglo American Capital PLC (South Africa), 2.25%, 03/17/28‡(a)	200,000	196,717
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	245,000	242,820
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	180,000	188,842
Suzano Austria GMBH (Brazil), 2.50%, 09/15/28	80,000	77,300
Total Materials		705,679
Oil & Gas — 0.2%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	184,738
Sovereign Government — 1.1%
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	219,404
Oman Government International Bond (Oman), 4.88%, 02/01/25‡	200,000	208,629
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	212,514
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	221,496
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	185,000	186,899
Total Sovereign Government		1,048,942
Total Foreign Bonds (Cost $5,691,296)		5,713,423
U.S. TREASURY NOTES — 5.4%
U.S. Treasury Note, 1.75%, 06/15/22(a)	2,090,000	2,105,151
U.S. Treasury Note, 0.13%, 12/31/22	450,000	448,634
Investments	Principal	Value
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 0.13%, 03/31/23	$990,000	$985,591
U.S. Treasury Note, 0.13%, 04/30/23	315,000	313,363
U.S. Treasury Note, 1.00%, 12/15/24	1,475,000	1,477,017
Total U.S. Treasury Notes (Cost $5,332,414)		5,329,756
EXCHANGE TRADED FUND — 0.1%
Debt Fund — 0.1%
VanEck Vectors High Yield Muni ETF(a) (Cost $126,678)	2,022	126,234
MONEY MARKET FUND — 2.0%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%(c) (Cost $1,950,973)	1,950,973	1,950,973
REPURCHASE AGREEMENTS — 2.9%(d)
BNP Paribas Securities Corp., dated 12/31/21, due 01/03/22, 0.05%, total to be received $664,277, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 01/27/22-04/20/51, totaling $677,559)	664,274	664,274
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $664,277, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $677,560)	664,274	664,274
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.04%, total to be received $664,276, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $677,559)	664,274	664,274
Nomura Securities International, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $196,917, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 09/06/24-09/20/69, totaling $200,854)	196,916	196,916

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $664,277, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $677,559)	$664,274	$664,274
Total Repurchase Agreements (Cost $2,854,012)		2,854,012
Total Investments — 102.8% (Cost $101,655,039)		101,415,160
Liabilities in Excess of Other Assets — (2.8%)		(2,770,413)
Net Assets — 100.0%		$98,644,747

____________

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

#         Perpetual security with no stated maturity date.

@       Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.

*         Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

‡         Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,004,901; the aggregate market value of the collateral held by the fund is $3,074,172. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $220,160.

(b)      This loan will settle after December 31, 2021 at which time the interest rate will be determined.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$31,149,191	$—	$31,149,191
Mortgage Backed Securities	—	24,090,722	—	24,090,722
Corporate Bonds	—	19,544,358	—	19,544,358
Term Loans	—	10,656,491	—	10,656,491
Foreign Bonds	—	5,713,423	—	5,713,423
U.S. Treasury Notes	—	5,329,756	—	5,329,756
Exchange Traded Fund	126,234	—	—	126,234
Money Market Fund	1,950,973	—	—	1,950,973
Repurchase Agreements	—	2,854,012	—	2,854,012
Total	$2,077,207	$99,337,953	$—	$101,415,160

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace	1.0%
Asset Backed Securities	31.6
Chemicals	0.7
Commercial Mortgage Backed Securities	3.2
Communication Services	1.6
Consumer Discretionary	0.7
Consumer Durables	0.3
Consumer Non-Durables	0.2
Consumer Staples	1.0
Debt Fund	0.1
Energy	2.7
Financials	8.9
Food/Tobacco	0.6
Forest Prod/Containers	0.2
Gaming/Leisure	1.1
Health Care	2.7
Housing	0.8
Industrials	2.4
Information Technology	2.9
Manufacturing	0.4
Materials	1.7
Media/Telecom – Broadcasting	0.1
Media/Telecom – Cable/Wireless Video	0.6
Media/Telecom – Diversified Media	0.2
Media/Telecom – Telecommunications	0.2

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Media/Telecom – Wireless Communications	0.1%
Oil & Gas	0.2
Real Estate	1.0
Residential Mortgage Backed Securities	21.2
Retail	0.1
Service	1.2
Sovereign Government	1.1
U.S. Treasury Notes	5.4
Utilities	1.2
Utility	0.5
Money Market	2.0
Repurchase Agreements	2.9
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF (formerly AdvisorShares Sage Core Reserves ETF) Schedule of Investments December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS — 46.6%
Airlines — 1.3%
Delta Air Lines, Inc., 3.63%, 03/15/22	$229,000	$229,009
United Airlines Holdings, Inc., 4.25%, 10/01/22	232,000	235,767
Total Airlines		464,776
Banks — 14.4%
Bank of America Corp., Series MTN, 1.29%, (3-Month USD LIBOR + 1.16%), 01/20/23@	71,000	70,933
Bank of America Corp., 3.00%, (3-Month USD LIBOR + 0.79%), 12/20/23@	1,000,000	1,020,959
Citigroup, Inc., 1.08%, (3-Month USD LIBOR + 0.96%), 04/25/22@	735,000	736,292
Goldman Sachs Group, Inc. (The), 0.48%, (SOFR + 0.43%), 03/08/23@	585,000	585,059
Goldman Sachs Group, Inc. (The), 0.67%, (SOFR + 0.62%), 12/06/23@	600,000	600,127
Morgan Stanley, 4.88%, 11/01/22	920,000	951,233
Wells Fargo & Co., Series M, 3.45%, 02/13/23	1,116,000	1,148,608
Total Banks		5,113,211
Biotechnology — 1.3%
Biogen, Inc., 3.63%, 09/15/22	443,000	452,567
Diversified Financial Services — 3.3%
Aircastle Ltd., 4.40%, 09/25/23	325,000	340,696
American Express Co., 0.78%, (3-Month USD LIBOR + 0.62%), 05/20/22@	842,000	843,096
Total Diversified Financial Services		1,183,792
Electric — 7.3%
Edison International, 2.40%, 09/15/22	735,000	742,204
Entergy Corp., 4.00%, 07/15/22	667,000	675,186
Exelon Corp., 3.50%, 06/01/22	666,000	672,207
OGE Energy Corp., 0.70%, 05/26/23	113,000	112,529
Pacific Gas and Electric Co., 1.75%, 06/16/22	370,000	370,002
Total Electric		2,572,128
Investments	Principal	Value
CORPORATE BONDS (continued)
Electronics — 1.3%
Jabil, Inc., 4.70%, 09/15/22	$442,000	$453,766
Gas — 3.9%
CenterPoint Energy Resources Corp., 0.67%, (3-Month USD LIBOR + 0.50%), 03/02/23@	911,000	909,132
Southern California Gas Co., 0.55%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	465,552
Total Gas		1,374,684
Healthcare – Products — 0.7%
Boston Scientific Corp., 3.38%, 05/15/22	256,000	258,600
Healthcare – Services — 1.7%
Humana, Inc., 3.15%, 12/01/22	581,000	590,712
Media — 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	344,000	349,112
DISH DBS Corp., 5.88%, 07/15/22	220,000	223,856
Total Media		572,968
Pharmaceuticals — 1.9%
AbbVie, Inc., 2.90%, 11/06/22	670,000	682,482
Pipelines — 2.4%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	509,000	519,936
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	348,000	349,722
Total Pipelines		869,658
REITS — 2.4%
Kimco Realty Corp., 3.40%, 11/01/22	822,000	837,168
Retail — 1.0%
QVC, Inc., 4.38%, 03/15/23	336,000	346,475
Software — 2.1%
VMware, Inc., 2.95%, 08/21/22	730,000	738,676
Total Corporate Bonds (Cost $16,513,781)		16,511,663

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES — 22.8%
Diversified Financial Services — 22.8%
American Express Credit Account Master Trust, Class A, Series 2019-1, 2.87%, 10/15/24	$455,000	$457,995
American Express Credit Account Master Trust, Class A, Series 2019-3, 2.00%, 04/15/25	540,000	546,493
Carvana Auto Receivables Trust, Class A1, Series 2021-N4, 0.83%, 09/11/28	500,000	499,142
CIG Auto Receivables Trust, Class A, Series 2021-1A, 0.69%, 04/14/25‡	589,436	588,622
Conn’s Receivables Funding LLC, Class A, Series 2021-A, 1.05%, 05/15/26‡	603,359	603,085
Flagship Credit Auto Trust, Class A, Series 2021-4, 0.81%, 07/17/26‡	534,128	532,619
Ford Credit Auto Lease Trust, Class A2, Series 2021-B, 0.24%, 04/15/24	590,000	588,709
Ford Credit Floorplan Master Owner Trust, Class A, Series 2017-3, 2.48%, 09/15/24	565,000	572,869
GLS Auto Receivables Issuer Trust, Class A, Series 2021-4A, 0.84%, 07/15/25‡	500,000	500,026
GM Financial Consumer Automobile Receivables Trust, Class A2, Series 2021-2, 0.27%, 06/17/24	481,173	481,028
Honda Auto Receivables Owner Trust, Class A2, Series 2021-3, 0.20%, 02/20/24	425,000	424,263
Invitation Homes Trust, Class B, Series 2018-SFR3, 1.26%, (1-Month USD LIBOR + 1.15%), 07/17/37@‡	50,038	50,065
Santander Drive Auto Receivables Trust, Class B, Series 2020-4, 0.73%, 03/17/25	315,000	315,184
Santander Drive Auto Receivables Trust, Class C, Series 2021-1, 0.75%, 02/17/26	217,000	216,855
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	62,906	63,158
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	$254,243	$253,741
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	326,467	328,274
Westlake Automobile Receivables Trust, Class A2, Series 2021-3A, 0.57%, 09/16/24‡	500,000	499,739
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	540,081
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	10,934	10,940
Total Asset Backed Securities (Cost $8,078,157)		8,072,888
U.S. TREASURY NOTES — 10.5%
U.S. Treasury Note, 1.88%, 04/30/22	2,587,000	2,601,733
U.S. Treasury Note, 0.13%, 06/30/22	1,111,000	1,110,593
Total U.S. Treasury Notes (Cost $3,713,674)		3,712,326
MORTGAGE BACKED SECURITIES — 8.8%
Commercial Mortgage Backed Securities — 8.8%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	166,254	167,028
Federal Home Loan Mortgage Corp., Class A2, Series 2012-K019, 2.27%, 03/25/22	1,820,725	1,821,565
Federal Home Loan Mortgage Corp., Class LB, Series 2017-4673, 2.50%, 04/15/44	126,312	127,313
Federal Home Loan Mortgage Corp., Class QM, Series 2018-4776, 3.00%, 06/15/45	549,343	556,207
Mello Warehouse Securitization Trust, Class A, Series 2020-1, 1.00%, (1-Month USD LIBOR + 0.90%), 10/25/53@‡	455,000	455,235
Total Mortgage Backed Securities (Cost $3,130,117)		3,127,348

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal/ Shares	Value
FOREIGN BONDS — 7.0%
Banks — 6.0%
Barclays PLC, 1.75%, (3-Month USD LIBOR + 1.63%), 01/10/23 (United Kingdom)@	$697,000	$697,151
Barclays PLC, 3.68%, 01/10/23 (United Kingdom)	342,000	342,161
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22 (Switzerland)	1,050,000	1,072,850
Total Banks		2,112,162
Oil & Gas — 1.0%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	328,000	348,098
Total Foreign Bonds (Cost $2,459,127)		2,460,260
MONEY MARKET FUND — 4.0%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.03%(a) (Cost $1,431,603)	1,431,603	1,431,603
Total Investments — 99.7% (Cost $35,326,459)		35,316,088
Other Assets in Excess of Liabilities — 0.3%		107,294
Net Assets — 100.0%		$35,423,382

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

@       Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.

*         Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

‡         Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)      Rate shown reflects the 7-day yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$16,511,663	$—	$16,511,663
Asset Backed Securities	—	8,072,888	—	8,072,888
U.S. Treasury Notes	—	3,712,326	—	3,712,326
Mortgage Backed Securities	—	3,127,348	—	3,127,348
Foreign Bonds	—	2,460,260	—	2,460,260
Money Market Fund	1,431,603	—	—	1,431,603
Total	$1,431,603	$33,884,485	$—	$35,316,088

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	1.3%
Banks	20.4
Biotechnology	1.3
Commercial Mortgage Backed Securities	8.8
Diversified Financial Services	26.1
Electric	7.3
Electronics	1.3
Gas	3.9
Healthcare – Products	0.7
Healthcare – Services	1.7
Media	1.6
Oil & Gas	1.0
Pharmaceuticals	1.9
Pipelines	2.4
REITS	2.4
Retail	1.0
Software	2.1
U.S. Treasury Notes	10.5
Money Market Fund	4.0
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%
See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF (formerly AdvisorShares FolioBeyond Smart Core Bond ETF) Schedule of Investments December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS — 35.7%
Aerospace/Defense — 0.4%
Boeing Co. (The), 4.88%, 05/01/25	$15,000	$16,430
Agriculture — 0.2%
Altria Group, Inc., 4.80%, 02/14/29	7,000	7,909
Apparel — 0.3%
Nike, Inc., 2.75%, 03/27/27(a)	11,000	11,668
Auto Manufacturers — 1.2%
American Honda Finance Corp., 2.00%, 03/24/28	16,000	16,184
General Motors Financial Co., Inc., 2.40%, 04/10/28	11,000	11,061
Toyota Motor Credit Corp., 3.00%, 04/01/25	15,000	15,755
Total Auto Manufacturers		43,000
Banks — 10.2%
Bank of America Corp., Series N, 1.66%, (SOFR + 0.91%), 03/11/27@	19,000	18,883
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	28,000	27,827
Fifth Third Bancorp, 3.65%, 01/25/24	5,000	5,241
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	15,000	16,138
Goldman Sachs Group, Inc. (The), 1.43%, (SOFR + 0.80%), 03/09/27@	42,000	41,187
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32@	12,000	11,531
JPMorgan Chase & Co., 0.97%, (SOFR + 0.58%), 06/23/25@	9,000	8,919
JPMorgan Chase & Co., 2.01%, (SOFR + 1.59%), 03/13/26@	44,000	44,570
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27@	15,000	14,839
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32@	7,000	6,757
JPMorgan Chase Bank NA, Series 0002, 0.34%, (3-Month USD LIBOR + 0.10%), 12/04/23@	100,000	98,156
KeyCorp, 2.25%, 04/06/27	6,000	6,107
Morgan Stanley, 0.79%, (SOFR + 0.53%), 05/30/25@	8,000	7,901
Morgan Stanley, 1.59%, (SOFR + 0.88%), 05/04/27@	19,000	18,817
Investments	Principal	Value
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/26	$5,000	$4,937
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30	33,000	33,993
US Bancorp, 2.40%, 07/30/24	14,000	14,476
Total Banks		380,279
Beverages — 0.9%
Coca-Cola Co. (The), 1.00%, 03/15/28(a)	3,000	2,888
Coca-Cola Co. (The), 1.65%, 06/01/30	7,000	6,770
Coca-Cola Co. (The), 2.50%, 06/01/40	23,000	23,204
Total Beverages		32,862
Chemicals — 0.4%
DuPont de Nemours, Inc., 4.49%, 11/15/25	14,000	15,489
Computers — 3.7%
Apple, Inc., 2.05%, 09/11/26	18,000	18,521
Apple, Inc., 1.40%, 08/05/28	19,000	18,630
Apple, Inc., 4.65%, 02/23/46	49,000	64,630
Hewlett Packard Enterprise Co., 1.45%, 04/01/24	13,000	13,092
International Business Machines Corp., 5.88%, 11/29/32	17,000	22,475
Total Computers		137,348
Diversified Financial Services — 1.3%
Capital One Financial Corp., 3.90%, 01/29/24	16,000	16,848
Capital One Financial Corp., 1.88%, (SOFR + 0.86%), 11/02/27@	21,000	20,917
Charles Schwab Corp. (The), 2.00%, 03/20/28	11,000	11,163
Total Diversified Financial Services		48,928
Electric — 3.0%
Alabama Power Co., 3.45%, 10/01/49	12,000	12,796
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	9,000	9,699
Consolidated Edison Co. of New York, Inc., 3.95%, 03/01/43	10,000	10,920

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc., Series E, 4.65%, 12/01/48	$10,000	$12,458
Duke Energy Carolinas LLC, 5.30%, 02/15/40	26,000	34,375
Duke Energy Corp., 2.45%, 06/01/30	8,000	7,961
Entergy Corp., 1.90%, 06/15/28	8,000	7,852
Florida Power & Light Co., 2.85%, 04/01/25	5,000	5,227
Pacific Gas And Electric Co., 1.37%, 03/10/23	5,000	4,970
Virginia Electric And Power Co., Series A, 3.50%, 03/15/27	6,000	6,472
Total Electric		112,730
Environmental Control — 0.2%
Waste Connections, Inc., 4.25%, 12/01/28	8,000	8,998
Healthcare – Services — 0.8%
UnitedHealth Group, Inc., 3.75%, 07/15/25	6,000	6,514
UnitedHealth Group, Inc., 2.30%, 05/15/31	24,000	24,471
Total Healthcare – Services		30,985
Insurance — 0.4%
American International Group, Inc., 2.50%, 06/30/25	16,000	16,518
Internet — 1.9%
Amazon.Com, Inc., 3.88%, 08/22/37	10,000	11,789
Amazon.Com, Inc., 2.88%, 05/12/41	25,000	26,070
Booking Holdings, Inc., 3.65%, 03/15/25	16,000	17,017
Booking Holdings, Inc., 3.60%, 06/01/26	3,000	3,240
eBay, Inc., 1.90%, 03/11/25	11,000	11,136
Total Internet		69,252
Machinery – Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 1.45%, 05/15/25	8,000	8,033
Media — 1.1%
Walt Disney Co. (The), 3.50%, 05/13/40	37,000	40,709
Investments	Principal	Value
CORPORATE BONDS (continued)
Oil & Gas — 1.5%
BP Capital Markets America, Inc., 2.75%, 05/10/23	$9,000	$9,221
BP Capital Markets America, Inc., 3.02%, 01/16/27	3,000	3,171
BP Capital Markets America, Inc., 3.54%, 04/06/27	3,000	3,244
BP Capital Markets America, Inc., 3.94%, 09/21/28	10,000	11,090
Chevron Corp., 3.08%, 05/11/50	7,000	7,437
Exxon Mobil Corp., 2.99%, 03/19/25	3,000	3,156
Exxon Mobil Corp., 4.23%, 03/19/40	16,000	19,003
Total Oil & Gas		56,322
Pharmaceuticals — 0.7%
Cigna Corp., 4.80%, 08/15/38	20,000	24,702
REITS — 0.1%
Crown Castle International Corp., 2.10%, 04/01/31	5,000	4,796
Retail — 1.5%
Home Depot, Inc. (The), 2.95%, 06/15/29	21,000	22,413
McDonald’s Corp., 3.30%, 07/01/25	15,000	15,920
Starbucks Corp., 3.55%, 08/15/29	17,000	18,603
Total Retail		56,936
Semiconductors — 0.6%
Intel Corp., 3.73%, 12/08/47	20,000	22,916
Software — 1.6%
Oracle Corp., 2.65%, 07/15/26	11,000	11,322
Oracle Corp., 2.30%, 03/25/28	3,000	2,994
Oracle Corp., 3.60%, 04/01/40	45,000	45,386
Total Software		59,702
Telecommunications — 2.3%
AT&T, Inc., 1.70%, 03/25/26	11,000	10,959
AT&T, Inc., 4.35%, 03/01/29	23,000	25,879
Verizon Communications, Inc., 2.10%, 03/22/28	7,000	7,024
Verizon Communications, Inc., 2.65%, 11/20/40	42,000	40,097
Total Telecommunications		83,959

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Transportation — 1.2%
CSX Corp., 3.80%, 03/01/28	$10,000	$11,006
FedEx Corp. 2020-1 Class AA Pass-Through Trust, 1.88%, 02/20/34	10,412	10,301
Union Pacific Corp., 3.95%, 09/10/28	21,000	23,579
Total Transportation		44,886
Total Corporate Bonds (Cost $1,337,290)		1,335,357
U.S. GOVERNMENT AGENCY SECURITIES — 20.1%
Federal Home Loan Mortgage Corp., 2.00%, 11/01/51	64,524	64,437
Federal Home Loan Mortgage Corp., 3.50%, 10/01/34	15,029	16,087
Federal Home Loan Mortgage Corp., 4.00%, 06/01/33	59,094	63,635
Federal National Mortgage Association, 0.88%, 12/18/26	16,000	15,650
Federal National Mortgage Association, 2.50%, 02/01/41	28,743	29,628
Federal National Mortgage Association, 2.50%, 04/01/48	21,337	21,916
Federal National Mortgage Association, 2.50%, 05/01/50	83,098	84,413
Federal National Mortgage Association, 2.50%, 10/01/51	30,456	31,127
Federal National Mortgage Association, 3.00%, 01/01/40	18,745	19,691
Federal National Mortgage Association, 3.00%, 11/01/46	47,137	49,254
Federal National Mortgage Association, 3.00%, 02/01/49	28,650	29,910
Federal National Mortgage Association, 3.00%, 10/01/51	59,233	61,775
Federal National Mortgage Association, 3.50%, 09/01/32	13,452	14,418
Federal National Mortgage Association, 3.50%, 02/01/33	28,700	30,355
Federal National Mortgage Association, 3.50%, 02/01/35	54,299	57,553
Investments	Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES (continued)
Federal National Mortgage Association, 3.50%, 03/01/48	$14,660	$15,521
Federal National Mortgage Association, Class LA, Series 2019-39, 3.00%, 02/25/49	3,642	3,744
Government National Mortgage Association, 3.00%, 10/20/51	34,579	35,898
Federal Home Loan Mortgage Corp., Class GA, Series 2020-4994, 2.00%, 03/25/44	23,396	23,656
Federal Home Loan Mortgage Corp., Class GH, Series 2020-5019, 2.00%, 06/25/42	7,931	8,036
Federal Home Loan Mortgage Corp., Class HA, Series 2011-3816, 3.50%, 11/15/25	61,093	63,483
Government National Mortgage Association, Class ME, Series 2013-28, 1.75%, 11/20/42	9,857	9,861
Total U.S. Government Agency Securities (Cost $751,993)		750,048
U.S. GOVERNMENT BONDS AND NOTES — 14.7%
Federal Farm Credit Banks Funding Corp., 1.33%, 11/03/26	35,000	34,906
Federal Farm Credit Banks Funding Corp., 1.60%, 12/14/26	60,000	60,009
Federal Farm Credit Banks Funding Corp., 1.77%, 02/04/31	26,000	25,500
Federal Farm Credit Banks Funding Corp., 1.78%, 02/22/28	17,000	17,002
Federal Farm Credit Banks Funding Corp., 2.04%, 12/01/31	18,000	17,977
Federal Farm Credit Banks Funding Corp., 2.20%, 12/09/31	28,000	27,976
Federal Farm Credit Banks Funding Corp., 2.20%, 11/01/33	36,000	35,871
Federal Farm Credit Banks Funding Corp., 2.20%, 09/02/36	33,000	32,886
Federal Farm Credit Banks Funding Corp., 2.43%, 11/16/34	28,000	27,885

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
U.S. GOVERNMENT BONDS AND NOTES (continued)
Federal Farm Credit Banks Funding Corp., 2.78%, 12/01/36	$38,000	$38,031
Federal Home Loan Banks, 1.15%, 12/10/24	45,000	45,010
Federal Home Loan Banks, 2.00%, 03/25/30	25,000	24,927
Federal Home Loan Banks, Series 0001, 1.50%, 11/23/26	160,000	159,852
Total U.S. Government Bonds and Notes (Cost $547,584)		547,832
U.S. TREASURY NOTES — 9.2%
U.S. Treasury Note, 0.25%, 08/31/25	58,000	56,212
U.S. Treasury Note, 0.75%, 08/31/26	146,000	142,829
U.S. Treasury Note, 0.88%, 09/30/26	61,000	59,961
U.S. Treasury Note, 1.25%, 11/30/26	4,000	4,001
U.S. Treasury Note, 1.13%, 08/31/28	45,000	44,176
U.S. Treasury Note, 1.38%, 11/15/31(a)	38,000	37,569
Total U.S. Treasury Notes (Cost $345,726)		344,748
ASSET BACKED SECURITIES — 6.8%
Auto Manufacturers — 2.1%
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-3, 0.76%, 08/18/26	30,000	29,843
Exeter Automobile Receivables Trust, Class B, Series 2021-3A, 0.69%, 01/15/26	50,000	49,688
Total Auto Manufacturers		79,531
Diversified Financial Services — 4.7%
CIG Auto Receivables Trust, Class A, Series 2021-1A, 0.69%, 04/14/25‡	26,393	26,356
Drive Auto Receivables Trust, Class A3, Series 2021-3, 0.79%, 10/15/25	44,000	43,919
GM Financial Automobile Leasing Trust, Class B, Series 2020-1, 1.84%, 12/20/23	18,000	18,114
Verizon Owner Trust 2020-C, Class B, Series 2020-C, 0.67%, 04/21/25	50,000	49,608
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Volvo Financial Equipment LLC Series, Class A3, Series 2019-2A, 2.04%, 11/15/23‡	$27,486	$27,661
Westlake Automobile Receivables Trust, Class A3, Series 2021-3A, 0.95%, 06/16/25‡	10,000	9,982
Total Diversified Financial Services		175,640
Total Asset Backed Securities (Cost $255,571)		255,171
FOREIGN BONDS — 5.4%
Agriculture — 0.4%
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)	8,000	8,402
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	7,000	7,873
Total Agriculture		16,275
Banks — 2.6%
Bank of Montreal, 1.85%, 05/01/25 (Canada)	5,000	5,080
Bank of Nova Scotia (The), 1.30%, 06/11/25 (Canada)	11,000	10,950
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25 (Canada)	8,000	8,182
Royal Bank of Canada, Series G, 3.70%, 10/05/23 (Canada)	8,000	8,394
Royal Bank of Canada, Series G, 2.30%, 11/03/31 (Canada)	18,000	18,126
Toronto-Dominion Bank (The), 1.15%, 06/12/25 (Canada)	23,000	22,835
Toronto-Dominion Bank (The), 1.25%, 09/10/26 (Canada)	13,000	12,791
Westpac Banking Corp., 1.95%, 11/20/28 (Australia)	9,000	8,979
Total Banks		95,337
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (Belgium)	10,000	12,708
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	3,000	3,498
Total Beverages		16,206

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal/Shares	Value
FOREIGN BONDS (continued)
Multi-National — 0.9%
International Bank For Reconstruction & Development, 2.70%, 12/28/37 (Supranational)	$32,000	$31,744
Oil & Gas — 0.5%
Shell International Finance BV, 2.38%, 11/07/29 (Netherlands)	20,000	20,467
Pipelines — 0.6%
TransCanada Pipelines Ltd., 4.10%, 04/15/30 (Canada)	21,000	23,472
Total Foreign Bonds (Cost $203,986)		203,501
U.S. TREASURY BOND — 5.4%
U.S. Treasury Bond, 2.00%, 11/15/41 (Cost $203,107)	197,000	199,940
MORTGAGE BACKED SECURITY — 0.3%
Diversified Financial Services — 0.3%
Citigroup Commercial Mortgage Trust, Class A1, Series 2018-C6, 3.30%, 11/10/51 (Cost $9,678)	9,488	9,641
MONEY MARKET FUND — 3.1%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 12/31/49, 0.03%(b) (Cost $117,227)	117,227	117,227
Investments	Principal	Value
REPURCHASE AGREEMENT — 1.4%(c)
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $52,597, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.38%, 01/04/22-11/15/51, totaling $53,649) (Cost $52,597)	$52,597	$52,597
Total Investments — 102.1% (Cost $3,824,759)		3,816,062
Liabilities in Excess of Other Assets — (2.1%)		(76,891)
Net Assets — 100.0%		$3,739,171

____________

LIBOR — London Interbank Offered Rate

REITS — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

@       Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.

‡         Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $51,398; the aggregate market value of the collateral held by the fund is $52,597.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,335,357	$—	$1,335,357
U.S. Government Agency Securities	—	750,048	—	750,048
U.S. Government Bonds and Notes	—	547,832	—	547,832
U.S. Treasury Notes	—	344,748	—	344,748
Asset Backed Securities	—	255,171	—	255,171
Foreign Bonds	—	203,501	—	203,501
U.S. Treasury Bond	—	199,940	—	199,940
Mortgage Back Security	—	9,641	—	9,641
Money Market Fund	117,227	—	—	117,227
Repurchase Agreement	—	52,597	—	52,597
Total	$117,227	$3,698,835	$—	$3,816,062

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.4%
Agriculture	0.6
Apparel	0.3
Auto Manufacturers	3.3
Banks	12.8
Beverages	1.3
Chemicals	0.4
Computers	3.7
Diversified Financial Services	26.4
Electric	3.0
Environmental Control	0.2
Healthcare – Services	0.8
Insurance	0.4
Internet	1.9
Machinery – Construction & Mining	0.2
Media	1.1
Multi-National	0.9
Oil & Gas	2.0
Pharmaceuticals	0.7
Pipelines	0.6
REITS	0.1
Retail	1.5
Semiconductors	0.6
Software	1.6

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Telecommunications	2.3%
Transportation	1.2
U.S. Government Bond and Notes	14.7
United States Treasury Bond	5.4
United States Treasury Notes	9.2
Money Market Fund	3.1
Repurchase Agreement	1.4
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 20.7%
Agriculture — 3.1%
Village Farms International, Inc. (Canada)*	32,955	$211,571
Chemicals — 3.4%
Scotts Miracle-Gro Co. (The)	1,430	230,230
Machinery — 2.8%
Urban-GRO, Inc.*	18,200	190,736
Pharmaceuticals — 2.7%
Intercure Ltd. (Israel)*	28,832	186,832
Software — 2.6%
WM Technology, Inc.*	30,437	182,013
Specialty Retail — 6.1%
GrowGeneration Corp.*	14,185	185,114
Hydrofarm Holdings Group, Inc.*	8,186	231,582
Total Specialty Retail		416,696
Total Common Stocks (Cost $1,505,417)		1,418,078
MONEY MARKET FUND — 28.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(a) (Cost $1,965,861)	1,965,861	1,965,861
Total Investments — 49.4% (Cost $3,471,278)		3,383,939
Other Assets in Excess of Liabilities — 50.6%		3,462,095
Net Assets — 100.0%		$6,846,034

____________

SOFR — Secured Overnight Financing Rate

*         Non-income producing security.

(a)      Rate shown reflects the 7-day yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,418,078	$—	$—	$1,418,078
Money Market Fund	1,965,861	—	—	1,965,861
Total	$3,383,939	$—	$—	$3,383,939
Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(3,565)	$—	$(3,565)

____________

†         Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	3.1%
Chemicals	3.4
Machinery	2.8
Pharmaceuticals	2.7
Software	2.6
Specialty Retail	6.1
Money Market Fund	28.7
Total Investments	49.4
Other Assets in Excess of Liabilities	50.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	789,966	SOFR + 1.00%	Monthly	11/20/2023	$790,321	$789,966	$(355)
AYR Wellness	623,777	SOFR + 1.00%	Monthly	11/20/2023	624,087	623,777	(310)
Columbia Care	531,710	SOFR + 1.00%	Monthly	11/20/2023	531,966	531,710	(256)
Cresco Labs	510,822	SOFR + 1.00%	Monthly	11/20/2023	511,103	510,822	(281)
Curaleaf Holdings SUB VOT	666,450	SOFR + 1.00%	Monthly	11/20/2023	666,813	666,450	(363)
Green Thumb Industries SUB VOT	1,078,197	SOFR + 1.00%	Monthly	11/20/2023	1,078,764	1,078,197	(567)
Jushi Holdings CL B SUB VOT	496,493	SOFR + 1.00%	Monthly	11/20/2023	496,755	496,493	(262)
Planet 13 Holdings	269,194	SOFR + 1.00%	Monthly	11/20/2023	269,344	269,194	(150)
Terrascend	531,711	SOFR + 1.00%	Monthly	11/20/2023	531,970	531,711	(259)
Trulieve Cannabis	956,180	SOFR + 1.00%	Monthly	11/20/2023	956,675	956,180	(495)
Verano Holdings	629,554	SOFR + 1.00%	Monthly	11/20/2023	629,821	629,554	(267)
Net Unrealized Depreciation							$(3,565)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
COMMON STOCKS — 83.0%
Biotechnology — 55.1%
ATAI Life Sciences NV (Germany)*	77,181	$588,891
Bright Minds Biosciences, Inc. (Canada)*	95,942	304,136
Cybin, Inc. (Canada)*(a)	583,184	699,821
Enveric Biosciences, Inc.*	300,524	279,487
GH Research PLC (Ireland)*(a)	14,242	332,266
Mind Medicine MindMed, Inc.*	417,522	576,180
PsyBio Therapeutics Corp.*	1,691,178	270,589
Seelos Therapeutics, Inc.*	196,677	320,584
Small Pharma, Inc. (Canada)*	1,271,892	317,973
Total Biotechnology		3,689,927
Healthcare – Services — 16.8%
Field Trip Health Ltd. (Canada)*(a)	228,340	561,716
Greenbrook TMS, Inc. (Canada)*	64,214	280,615
Numinus Wellness, Inc. (Canada)*	674,255	286,188
Total Healthcare – Services		1,128,519
Pharmaceuticals — 11.1%
Compass Pathways PLC (United Kingdom)*(b)	33,608	742,737
Total Common Stocks (Cost $8,357,007)		5,561,183
MONEY MARKET FUND — 7.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $486,995)	486,995	486,995
REPURCHASE AGREEMENTS — 12.8%(d)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $253,980)	$249,000	249,000
Citibank NA, dated 12/31/21, due 01/03/22, 0.06%, total to be received $107,344, (collateralized by various U.S. Government Agency Obligations, 1.83%-6.00%, 07/01/24-08/15/51, totaling $109,589)	107,343	107,343
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.04%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $253,980)	$249,000	$249,000
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $249,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $253,980)	249,000	249,000
Total Repurchase Agreements (Cost $854,343)		854,343
Total Investments — 103.1% (Cost $9,698,345)		6,902,521
Liabilities in Excess of Other Assets — (3.1%)		(204,493)
Net Assets — 100.0%		$6,698,028

____________

PLC — Public Limited Company

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $825,100; the aggregate market value of the collateral held by the fund is $854,343.

(b)      American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.
See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,561,183	$—	$—	$5,561,183
Money Market Fund	486,995	—	—	486,995
Repurchase Agreements	—	854,343	—	854,343
Swaps†	—	10,800	—	10,800
Total	$6,048,178	$865,143	$—	$6,913,321
Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(252,172)	$—	$(252,172)

____________

†        Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	55.1%
Healthcare – Services	16.8
Pharmaceuticals	11.1
Money Market Fund	7.3
Repurchase Agreements	12.8
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Betterlife Pharma	110,000	—	—	9/19/2022	$24,938	$18,711	$(6,227)
Core One Labs	90,000	—	—	9/19/2022	99,949	48,870	(51,079)
Empower Clinics	90,000	—	—	9/19/2022	30,268	21,600	(8,668)
Haven Life Sciences	100,000	—	—	9/19/2022	19,091	13,330	(5,761)
Mindcure Health	130,000	—	—	9/19/2022	30,396	19,630	(10,766)
Mindset Pharma	130,000	—	—	9/19/2022	76,703	87,503	10,800
Mydecine Innovations	345,000	—	—	9/19/2022	93,637	38,019	(55,618)
Novamind	40,000	—	—	9/19/2022	27,601	16,741	(10,860)
Optimi Health	40,000	—	—	9/19/2022	21,689	14,848	(6,841)
Psyched Wellness	160,000	—	—	9/19/2022	23,201	14,928	(8,273)
Red Light Holland	125,000	—	—	9/19/2022	19,989	13,125	(6,864)
Revive Therapeutics	160,000	—	—	9/19/2022	60,723	42,880	(17,843)
Tryp Therapeutics	140,000	—	—	9/19/2022	39,076	30,380	(8,696)
Wesana Health	71,000	—	—	9/19/2022	134,196	79,520	(54,676)
Net Unrealized Depreciation							$(241,372)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 56.5%
Agriculture — 14.6%
Village Farms International, Inc. (Canada)*	4,371,653	$28,066,012
Distributors — 1.1%
Greenlane Holdings, Inc., Class A*	572,931	552,363
High Tide, Inc. (Canada)*(a)	351,447	1,493,650
Total Distributors		2,046,013
Investment Company — 3.0%
RIV Capital, Inc. (Canada)*(a)	4,985,540	5,723,020
Pharmaceuticals — 13.1%
Aleafia Health, Inc. (Canada)*(a)	1,784,244	190,692
Canopy Growth Corp. (Canada)*	698,260	6,095,810
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	1,020,086	1,881,645
cbdMD, Inc.*	1,080,817	1,167,282
Charlottes Web Holdings, Inc.*	1,306,092	1,323,515
Entourage Health Corp. (Canada)*	694,003	43,954
Green Organic Dutchman Holdings Ltd. (The) (Canada)*	549,594	41,334
Hempfusion Wellness, Inc. (Canada)*	1,927,897	282,418
IM Cannabis Corp. (Canada)*(a)	692,947	2,314,443
Intercure Ltd. (Israel)*(a)	159,194	1,026,801
Jazz Pharmaceuticals PLC*(a)	15,606	1,988,204
Khiron Life Sciences Corp. (Canada)*(a)	317,070	52,713
PharmaCielo Ltd. (Canada)*	387,433	300,585
Tilray, Inc., Class 2 (Canada)*(a)	1,014,206	7,129,868
Valens Co., Inc. (The) (Canada)*(a)	573,556	1,412,152
Total Pharmaceuticals		25,251,416
REITS — 20.6%
Innovative Industrial Properties, Inc.	139,954	36,795,306
Power REIT*	39,455	2,718,055
Total REITS		39,513,361
Specialty Retail — 4.1%
Agrify Corp.*(a)	65,926	606,519
GrowGeneration Corp.*(a)	550,536	7,184,495
Total Specialty Retail		7,791,014
Total Common Stocks (Cost $176,872,761)		108,390,836
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUND — 34.4%
Equity Fund — 34.4%
AdvisorShares Pure US Cannabis ETF*† (Cost $73,311,601)	2,577,172	$65,949,832
MONEY MARKET FUNDS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	413,000	413,000
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	138,448	138,448
Fidelity Investments Money Market Funds — Government Portfolio, Institutional Class, 0.01%(b)(c)	206,000	206,000
Goldman Sachs Financial Square Government Fund — Institutional Shares, Institutional Class, 0.03%(b)(c)	413,000	413,000
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class, 0.03%(b)(c)	206,000	206,000
Total Money Market Funds (Cost $1,376,448)		1,376,448
REPURCHASE AGREEMENTS — 1.7%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $1,065,830, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $1,087,143)	$1,065,826	1,065,826
Credit Suisse AG, dated 12/31/21, due 01/03/22, 0.03%, total to be received $143,789, (collateralized by various U.S. Government Agency Obligations, 1.25%-1.25%, 12/31/26-04/30/28, totaling $146,665)	143,789	143,789
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.04%, total to be received $1,065,830, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $1,087,143)	1,065,826	1,065,826

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $1,065,830, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $1,087,143)	$1,065,826	$1,065,826
Total Repurchase Agreements (Cost $3,341,267)		3,341,267
Total Investments — 93.3% (Cost $254,902,077)		179,058,383
Other Assets in Excess of Liabilities — 6.7%		12,857,660
Net Assets — 100.0%		$191,916,043

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*         Non-income producing security.

†         Affiliated Company.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,761,141; the aggregate market value of the collateral held by the fund is $13,681,707. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $9,102,440.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$108,390,836	$—	$—	$108,390,836
Exchange Traded Fund	65,949,832	—	—	65,949,832
Money Market Funds	1,376,448	—	—	1,376,448
Repurchase Agreements	—	3,341,267	—	3,341,267
Total	$175,717,116	$3,341,267	$—	$179,058,383
Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(9,751,143)	$—	$(9,751,143)
Total	$—	$(9,751,143)	$—	$(9,751,143)

____________

†         Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	14.6%
Distributors	1.1
Equity Fund	34.4
Investment Company	3.0
Pharmaceuticals	13.1
REITS	20.6
Specialty Retail	4.1
Money Market Funds	0.7
Repurchase Agreements	1.7
Total Investments	93.3
Other Assets in Excess of Liabilities	6.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ianthus Capital ORD	464,000	—	—	7/01/2022	$108,907	$45,426	$(63,481)
SOL Global Investments Corp	3,434,625	—	—	7/01/2022	12,046,595	8,105,715	(3,940,880)
Terrascend ORD	1,300,000	—	—	7/01/2022	13,696,282	7,949,500	(5,746,782)
Net Unrealized Depreciation							$(9,751,143)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2021, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2021	Value at 12/31/2021	Capital Gain Distribution
AdvisorShares Pure US Cannabis ETF†	$—	$73,925,430	$(559,971)	$(53,858)	$(7,361,769)	2,577,172	$65,949,832	$180,376
Intec Pharma Ltd.*	1,537,238	—	(899,998)	(2,574,872)	1,937,632	—	—	—
Village Farms International, Inc.*	53,391,095	—	(5,355,469)	2,082,267	(22,051,881)	—	—	—
Total	$54,928,333	$73,925,431	$(6,815,438)	$(546,463)	$(27,476,018)	2,577,172	$65,949,832	$180,376

____________

*         Security is no longer an affiliated company at period end.

†         Affiliated Company.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 21.9%
Investment Company — 0.4%
RIV Capital, Inc. (Canada)*	4,446,025	$5,103,698
Machinery — 0.6%
Urban-GRO, Inc.*†	610,156	6,394,435
Pharmaceuticals — 0.1%
Hempfusion Wellness, Inc. (Canada)*	7,098,596	1,039,873
REITS — 11.0%
AFC Gamma, Inc.	227,741	5,183,385
Innovative Industrial Properties, Inc.	376,447	98,971,681
Power REIT*†	317,572	21,877,535
Total REITS		126,032,601
Specialty Retail — 9.8%
Agrify Corp.*†(a)	2,361,255	21,723,546
GrowGeneration Corp.*†(a)	3,424,075	44,684,179
Hydrofarm Holdings Group, Inc.*(a)	1,630,388	46,123,677
Total Specialty Retail		112,531,402
Total Common Stocks (Cost $320,887,614)		251,102,009
MONEY MARKET FUNDS — 51.0%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	730,000	730,000
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	581,661,020	581,661,020
Fidelity Investments Money Market Funds — Government Portfolio, Institutional Class, 0.01%(b)(c)	325,000	325,000
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class, 0.03%(b)(c)	325,000	325,000
Total Money Market Funds (Cost $583,041,020)		583,041,020
Investments	Principal	Value
REPURCHASE AGREEMENTS — 0.7%(c)
Citibank NA, dated 12/31/21, due 01/03/22, 0.06%, total to be received $1,274,070, (collateralized by various U.S. Government Agency Obligations, 1.83%-6.00%, 07/01/24-08/15/51, totaling $1,300,719)	$1,274,064	$1,274,064
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.05%, total to be received $2,047,186, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $2,088,122)	2,047,178	2,047,178
HSBC Securities USA, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $2,047,187, (collateralized by various U.S. Government Agency Obligations, 1.64%-4.50%, 03/01/31-12/01/51, totaling $2,088,122)	2,047,178	2,047,178
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $2,047,187, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $2,088,122)	2,047,178	2,047,178
Total Repurchase Agreements (Cost $7,415,598)		7,415,598
Total Investments — 73.6% (Cost $911,344,232)		841,558,627
Other Assets in Excess of Liabilities — 26.4%		302,135,242
Net Assets — 100.0%		$1,143,693,869

____________

REITS — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

*         Non-income producing security.

†         Affiliated Company.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $8,622,122; the aggregate market value of the collateral held by the fund is $9,128,577. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $332,979.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$251,102,009	$—	$—	$251,102,009
Money Market Funds	583,041,020	—	—	583,041,020
Repurchase Agreements	—	7,415,598	—	7,415,598
Total	$834,143,029	$7,415,598	$—	$841,558,627
Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(211,929,221)	$—	$(211,929,221)
Total	$—	$(211,929,221)	$—	$(211,929,221)

____________

†        Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Investment Company	0.4%
Machinery	0.6
Pharmaceuticals	0.1
REITS	11.0
Specialty Retail	9.8
Money Market Funds	51.0
Repurchase Agreements	0.7
Total Investments	73.6
Other Assets in Excess of Liabilities	26.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	20,016,571	—	—	9/02/2022	$27,357,774	$20,216,737	$(7,141,037)
4Front Ventures ORD	600,000	SOFR + 1.00%	Monthly	9/02/2022	606,602	606,000	(602)
Acreage Holdings FX SUB VOT CL E ORD	2,438,467	—	—	9/02/2022	4,978,339	4,096,624	(881,715)
AYR Wellness	1,130,000	—	—	9/02/2022	31,800,033	17,153,400	(14,646,633)
AYR Wellness	2,620,911	SOFR + 1.00%	Monthly	9/02/2022	39,826,152	39,785,429	(40,723)
C21 Investments ORD	7,877,268	—	—	9/02/2022	10,556,970	3,955,176	(6,601,794)
Columbia Care ORD	2,851,401	—	—	9/02/2022	20,114,524	8,156,432	(11,958,092)
Columbia Care ORD	9,715,773	SOFR + 1.00%	Monthly	9/02/2022	27,821,686	27,791,969	(29,717)
Cresco Labs ORD	3,911,025	—	—	9/02/2022	51,002,428	26,086,537	(24,915,891)
Cresco Labs ORD	8,411,618	SOFR + 1.00%	Monthly	9/02/2022	56,171,212	56,105,492	(65,720)
Curaleaf Holdings SUB VOT ORD	3,760,000	—	—	9/02/2022	55,905,167	33,840,000	(22,065,167)
Curaleaf Holdings SUB VOT ORD	8,278,295	SOFR + 1.00%	Monthly	9/02/2022	74,579,443	74,504,655	(74,788)
Gage Growth	2,503,000	—	—	9/02/2022	5,273,200	4,480,370	(792,830)
Glass House Brands	750,000	—	—	9/02/2022	5,737,030	2,874,375	(2,862,655)
Goodness Growth Hold	4,140,230	—	—	9/02/2022	12,790,717	7,079,793	(5,710,924)
Gramf Tpco ORD	5,592,948	—	—	9/02/2022	34,144,823	7,774,198	(26,370,625)
Green Thumb Industries SUB VOT ORD	1,547,178	—	—	9/02/2022	49,103,244	34,286,223	(14,817,021)
Green Thumb Industries SUB VOT ORD	4,748,042	SOFR + 1.00%	Monthly	9/02/2022	105,316,567	105,218,937	(97,630)
Jushi Holdings CL B SUB VOT ORD	6,226,698	—	—	9/02/2022	32,093,059	20,236,769	(11,856,290)
Jushi Holdings CL B SUB VOT ORD	1,450,000	SOFR + 1.00%	Monthly	9/02/2022	4,717,387	4,712,500	(4,887)
Lowell Farms ORD	4,564,503	—	—	9/02/2022	6,072,717	1,453,109	(4,619,608)
Planet 13 Holdings ORD	2,625,509	—	—	9/02/2022	19,117,629	7,771,507	(11,346,122)
Planet 13 Holdings ORD	4,133,776	SOFR + 1.00%	Monthly	9/02/2022	12,250,808	12,235,977	(14,831)
Terrascend ORD	2,354,905	—	—	9/02/2022	25,557,085	14,400,244	(11,156,841)
Terrascend ORD	5,751,676	SOFR + 1.00%	Monthly	9/02/2022	35,204,326	35,171,499	(32,827)
Trulieve Cannabis ORD	2,181,888	—	—	9/02/2022	76,032,126	56,750,907	(19,281,219)
Trulieve Cannabis ORD	3,603,533	SOFR + 1.00%	Monthly	9/02/2022	93,819,224	93,727,893	(91,331)
Vapen Mj Ventures ORD	4,856,256	—	—	9/02/2022	4,387,665	2,476,690	(1,910,975)
Verano Holdings ORD	3,500,784	—	—	9/02/2022	56,536,910	44,039,863	(12,497,047)
Verano Holdings ORD	4,330,000	SOFR + 1.00%	Monthly	9/02/2022	54,515,079	54,471,400	(43,679)
Net Unrealized Depreciation							$(211,929,221)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2021, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2021	Value at 12/31/2021	Dividend Income
Agrify Corp.	$—	$39,262,092	$(1,582,941)	$(39,793)	$(15,915,812)	2,361,255	$21,723,546	$—
GrowGeneration Corp.	40,177,305	61,370,273	(8,004,252)	(760,323)	(48,098,824)	3,424,075	44,684,179	—
Power REIT	6,923,139	8,475,013	(288,346)	155,113	6,612,616	317,572	21,877,535	—
Urban-GRO, Inc.	—	7,634,315	(343,391)	(3,937)	(892,552)	610,156	6,394,435	—
Total	$47,100,444	$116,741,693	$(10,218,930)	$(648,940)	$(58,294,572)	6,713,058	$94,679,695	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.8%
Equity Fund — 97.8%
First Trust Dow Jones Internet Index Fund*(a)	96,497	$21,820,867
Invesco QQQ Trust Series 1	125,961	50,113,584
iShares Russell 2000 Growth ETF	16,434	4,815,984
Technology Select Sector SPDR Fund	220,080	38,265,309
Vanguard Total Stock Market ETF	37,993	9,173,030
Total Exchange Traded Funds (Cost $111,900,336)		124,188,774
MONEY MARKET FUNDS — 5.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	944,000	944,000
Federated Government Obligations Fund, Institutional Class, 0.03%(b)(c)	641,000	641,000
Fidelity Investments Money Market Government Portfolio — Class I, 0.01%(b)	2,835,611	2,835,611
Goldman Sachs Financial Square Government Fund — Institutional Shares, Institutional Class, 0.03%(b)(c)	944,000	944,000
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	857,000	857,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(b)(c)	857,000	857,000
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class, 0.03%(b)(c)	383,000	383,000
Total Money Market Funds (Cost $7,461,611)		7,461,611
Investments	Principal	Value
REPURCHASE AGREEMENTS — 4.3%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $2,352,822, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $2,399,868)	$2,352,812	$2,352,812
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $777,125, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.38%, 01/04/22-11/15/51, totaling $792,664)	777,122	777,122
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $2,352,822, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $2,399,868)	2,352,812	2,352,812
Total Repurchase Agreements (Cost $5,482,746)		5,482,746
Total Investments — 108.0% (Cost $124,844,693)		137,133,131
Liabilities in Excess of Other Assets — (8.0%)		(10,173,788)
Net Assets — 100.0%		$126,959,343

____________

ETF — Exchange Traded Fund

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,791,429; the aggregate market value of the collateral held by the fund is $10,108,746.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.
See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$124,188,774	$—	$—	$124,188,774
Money Market Funds	7,461,611	—	—	7,461,611
Repurchase Agreements	—	5,482,746	—	5,482,746
Total	$131,650,385	$5,482,746	$—	$137,133,131

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	97.8%
Money Market Funds	5.9
Repurchase Agreements	4.3
Total Investments	108.0
Liabilities in Excess of Other Assets	(8.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES Q PORTFOLIO BLENDED ALLOCATION ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 98.0%
Commodity Fund — 11.5%
SPDR Gold Shares*	3,891	$665,205
Debt Fund — 33.2%
iShares 20+ Year Treasury Bond ETF(a)	11,445	1,696,035
Vanguard Total Bond Market ETF	2,695	228,401
Total Debt Fund		1,924,436
Equity Fund — 53.3%
Invesco Nasdaq Internet ETF*(a)	2,843	612,240
Invesco QQQ Trust Series 1	3,521	1,400,830
Technology Select Sector SPDR Fund	6,217	1,080,950
Total Equity Fund		3,094,020
Total Exchange Traded Funds (Cost $5,379,021)		5,683,661
MONEY MARKET FUND — 2.2%
Fidelity Investments Money Market Government Portfolio — Class I, 0.01%(b) (Cost $125,848)	125,848	125,848
REPURCHASE AGREEMENTS — 37.1%(c)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $500,490, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $510,498)	$500,488	500,488
Citigroup Global Markets, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $148,370, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.38%, 01/04/22-11/15/51, totaling $151,336)	148,369	148,369
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.05%, total to be received $500,490, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $510,498)	$500,488	$500,488
HSBC Securities USA, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $500,490, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.50%, 01/20/27-05/20/51, totaling $510,498)	500,488	500,488
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $500,490, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $510,498)	500,488	500,488
Total Repurchase Agreements (Cost $2,150,321)		2,150,321
Total Investments — 137.3% (Cost $7,655,190)		7,959,830
Liabilities in Excess of Other Assets — (37.3%)		(2,161,981)
Net Assets — 100.0%		$5,797,849

____________

ETF — Exchange Traded Fund

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,105,200; the aggregate market value of the collateral held by the fund is $2,150,321.

(b)      Rate shown reflects the 7-day yield as of December 31, 2021.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q PORTFOLIO BLENDED ALLOCATION ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,683,661	$—	$—	$5,683,661
Money Market Fund	125,848	—	—	125,848
Repurchase Agreements	—	2,150,321	—	2,150,321
Total	$5,809,509	$2,150,321	$—	$7,959,830

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	11.5%
Debt Fund	33.2
Equity Fund	53.3
Money Market Fund	2.2
Repurchase Agreements	37.1
Total Investments	137.3
Liabilities in Excess of Other Assets	(37.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND — 26.5%
Debt Fund — 26.5%
AdvisorShares North Square McKee Core Reserves ETF† (Cost $19,886,000)	200,000	$19,680,000
MONEY MARKET FUNDS — 184.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(a)(b)	122,116,9712	122,116,972
Fidelity Institutional Money Market Government Portfolio — Class III, 0.01%(a)	15,441,488	15,441,488
Total Money Market Funds (Cost $137,558,460)		137,558,460
Total Investments Before Securities Sold, Not Yet Purchased (Cost $157,444,460)		157,238,460
Securities Sold, Not Yet Purchased — (81.8)%(c)
COMMON STOCKS — (81.8)%
Apparel — (3.1)%
Hanesbrands, Inc.	(140,000)	(2,340,800)
Auto Parts & Equipment — (2.8)%
American Axle & Manufacturing Holdings, Inc.*	(100,000)	(933,000)
BorgWarner, Inc.	(25,000)	(1,126,750)
Total Auto Parts & Equipment		(2,059,750)
Banks — (7.6)%
Credit Suisse Group AG (Switzerland)(d)	(270,000)	(2,602,800)
Deutsche Bank AG (Germany)*	(175,000)	(2,187,500)
Mizuho Financial Group, Inc. (Japan)(d)	(350,000)	(892,500)
Total Banks		(5,682,800)
Commercial Services — (3.2)%
Euronet Worldwide, Inc.*	(15,323)	(1,826,042)
Riot Blockchain, Inc.*	(25,000)	(558,250)
Total Commercial Services		(2,384,292)
Computers — (1.4)%
NCR Corp.*	(25,000)	(1,005,000)
Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services — (5.0)%
Capital One Financial Corp.	(6,000)	$(870,540)
Nomura Holdings, Inc. (Japan)(d)	(318,614)	(1,379,598)
OneMain Holdings, Inc.	(30,000)	(1,501,200)
Total Diversified Financial Services		(3,751,338)
Electrical Components & Equipment — (4.5)%
Universal Display Corp.	(20,200)	(3,333,606)
Entertainment — (2.3)%
Caesars Entertainment, Inc.*	(18,000)	(1,683,540)
Food — (1.1)%
Grocery Outlet Holding Corp.*	(30,000)	(848,400)
Hand/Machine Tools — (2.9)%
Snap-on, Inc.	(10,000)	(2,153,800)
Home Builders — (4.5)%
Thor Industries, Inc.	(18,000)	(1,867,860)
Winnebago Industries, Inc.	(20,000)	(1,498,400)
Total Home Builders		(3,366,260)
Home Furnishings — (1.5)%
Leggett & Platt, Inc.	(27,000)	(1,111,320)
Housewares — (3.0)%
Newell Brands, Inc.	(102,906)	(2,247,467)
Insurance — (1.8)%
Goosehead Insurance, Inc., Class A	(10,000)	(1,300,800)
Internet — (1.2)%
Magnite, Inc.*	(50,000)	(875,000)
Leisure Time — (1.8)%
Malibu Boats, Inc., Class A*	(20,000)	(1,374,600)
Machinery – Construction & Mining — (3.4)%
Caterpillar, Inc.	(12,247)	(2,531,945)
Media — (2.1)%
Sinclair Broadcast Group, Inc., Class A	(60,000)	(1,585,800)
Real Estate — (1.4)%
KE Holdings, Inc. (China)*(d)	(50,000)	(1,006,000)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
REITS — (4.4)%
Americold Realty Trust	(25,000)	$(819,750)
JBG SMITH Properties	(40,000)	(1,148,400)
Two Harbors Investment Corp.	(225,000)	(1,298,250)
Total REITS		(3,266,400)
Retail — (13.6)%
Carvana Co.*	(15,000)	(3,476,850)
FirstCash Holdings, Inc.	(10,000)	(748,100)
La-Z-Boy, Inc.	(22,393)	(813,090)
Ollie’s Bargain Outlet Holdings, Inc.*	(22,500)	(1,151,775)
O’Reilly Automotive, Inc.*	(2,500)	(1,765,575)
Restaurant Brands International, Inc. (Canada)	(35,000)	(2,123,800)
Total Retail		(10,079,190)
Software — (7.3)%
Clear Secure, Inc., Class A*	(30,000)	(941,100)
Guidewire Software, Inc.*	(6,000)	(681,180)
Pegasystems, Inc.	(10,000)	(1,118,200)
Procore Technologies, Inc.*	(10,000)	(799,700)
PTC, Inc.*	(15,500)	(1,877,825)
Total Software		(5,418,005)
Telecommunications — (1.9)%
Plantronics, Inc.*	(20,000)	(586,800)
Telefonaktiebolaget LM Ericsson (Sweden)(d)	(75,000)	(815,250)
Total Telecommunications		(1,402,050)
Total Common Stocks (Cost $(60,932,362))		(60,808,163)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(60,932,362)]		(60,808,163)
Total Investments — 129.6% (Cost $96,512,098)		96,430,297
Liabilities in Excess of Other Assets — (29.6%)		(22,050,613)
Net Assets — 100.0%		$74,379,684

____________

ETF — Exchange Traded Fund

REITS — Real Estate Investment Trusts

*         Non-income producing security.

†         Affiliated Company.

(a)      Rate shown reflects the 7-day yield as of December 31, 2021.

(b)      A portion of this security has been pledged as collateral for securities sold, not yet purchased.

(c)      As of December 31, 2021 cash in the amount of $7,098,860 has been segregated as collateral from the broker for securities sold short.

(d)      American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,680,000	$—	$—	$19,680,000
Money Market Funds	137,558,460	—	—	137,558,460
Total	$157,238,460	$—	$—	$157,238,460
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(60,808,163)	$—	$—	$(60,808,163)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(3.1)%
Auto Parts & Equipment	(2.8)
Banks	(7.6)
Commercial Services	(3.2)
Computers	(1.4)
Debt Fund	26.5
Diversified Financial Services	(5.0)
Electrical Components & Equipment	(4.5)
Entertainment	(2.3)
Food	(1.1)
Hand/Machine Tools	(2.9)
Home Builders	(4.5)
Home Furnishings	(1.5)
Housewares	(3.0)
Insurance	(1.8)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	(1.2)%
Leisure Time	(1.8)
Machinery – Construction & Mining	(3.4)
Media	(2.1)
Real Estate	(1.4)
REITS	(4.4)
Retail	(13.6)
Software	(7.3)
Telecommunications	(1.9)
Money Market Funds	184.9
Total Investments	129.6
Liabilities in Excess of Other Assets	(29.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2021	Value at 12/31/2021	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$19,736,000	$—	$—	$—	$(56,000)	200,000	$19,680,000	$46,862

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 95.2%
Entertainment — 7.2%
RCI Hospitality Holdings, Inc.	3,778	$294,231
Food — 1.1%
Sweetgreen, Inc., Class A*(a)	1,448	46,336
Internet — 2.0%
DoorDash, Inc., Class A*	380	56,582
Just Eat Takeaway.com NV (United Kingdom)*(a)(b)	2,332	25,092
Total Internet		81,674
Retail — 84.9%
BJ’s Restaurants, Inc.*	1,255	43,360
Bloomin’ Brands, Inc.*	7,870	165,113
Carrols Restaurant Group, Inc.	7,555	22,363
Cheesecake Factory, Inc. (The)*	2,130	83,389
Chipotle Mexican Grill, Inc.*	86	150,349
Chuy’s Holdings, Inc.*	3,985	120,028
Cracker Barrel Old Country Store, Inc.	256	32,932
Darden Restaurants, Inc.	1,119	168,566
Dave & Buster’s Entertainment, Inc.*	5,343	205,171
Del Taco Restaurants, Inc.	17,923	223,141
Denny’s Corp.*	9,304	148,864
Dine Brands Global, Inc.	1,018	77,174
Domino’s Pizza, Inc.	415	234,197
El Pollo Loco Holdings, Inc.*	6,680	94,789
Fiesta Restaurant Group, Inc.*	15,466	170,281
Jack in the Box, Inc.	1,745	152,653
McDonald’s Corp.	394	105,620
ONE Group Hospitality, Inc. (The)*	15,360	193,690
Papa John’s International, Inc.	1,780	237,577
Restaurant Brands International, Inc. (Canada)(a)	1,255	76,153
Ruth’s Hospitality Group, Inc.*	6,394	127,241
Shake Shack, Inc., Class A*	681	49,141
Starbucks Corp.	321	37,547
Texas Roadhouse, Inc.	418	37,319
Wendy’s Co. (The)	6,436	153,499
Wingstop, Inc.	1,157	199,930
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Retail (continued)
Yum China Holdings, Inc. (China)	869	$43,311
Yum! Brands, Inc.	1,014	140,804
Total Retail		3,494,202
Total Common Stocks (Cost $4,017,777)		3,916,443
MONEY MARKET FUND — 5.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $219,887)	219,887	219,887
REPURCHASE AGREEMENT — 3.6%(d)
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $147,545, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $150,495) (Cost $147,544)	$147,544	147,544
Total Investments — 104.1% (Cost $4,385,208)		4,283,874
Liabilities in Excess of Other Assets — (4.1%)		(168,402)
Net Assets — 100.0%		$4,115,472

____________

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $144,570; the aggregate market value of the collateral held by the fund is $147,544.

(b)      American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,916,443	$—	$—	$3,916,443
Money Market Fund	219,887	—	—	219,887
Repurchase Agreement	—	147,544	—	147,544
Total	$4,136,330	$147,544	$—	$4,283,874

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Entertainment	7.2%
Food	1.1
Internet	2.0
Retail	84.9
Money Market Fund	5.3
Repurchase Agreement	3.6
Total Investments	104.1
Liabilities in Excess of Other Assets	(4.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 93.1%
Debt Fund — 13.7%
iShares Core Total USD Bond Market ETF(a)(b)	38,041	$2,013,510
iShares TIPS Bond ETF(b)	9,038	1,167,710
iShares US Treasury Bond ETF	32,686	872,062
Total Debt Fund		4,053,282
Equity Fund — 79.4%
iShares Global Financials ETF	10,817	866,009
iShares MSCI EAFE ETF	75,463	5,937,429
iShares MSCI Emerging Markets ETF	17,319	846,033
iShares Russell 2000 ETF(b)	5,197	1,156,073
iShares Russell Mid-Cap Growth ETF(b)	15,253	1,757,451
iShares U.S. Energy ETF	32,501	978,280
SPDR S&P 500 ETF Trust(a)	23,071	10,957,802
Technology Select Sector SPDR Fund	5,719	994,362
Total Equity Fund		23,493,439
Total Exchange Traded Funds (Cost $25,216,953)		27,546,721
MONEY MARKET FUNDS — 7.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(c)(d)	242,000	242,000
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01%(c)	2,082,833	2,082,833
Total Money Market Funds (Cost $2,324,833)		2,324,833
	Notional Amount	Contracts
PURCHASED PUT OPTION — 0.1%
SPDR S&P 500 ETF Trust, expiring 03/18/22, Strike Price $385.00 (Cost $55,501)	$5,236,000	136	24,888
Investments	Principal	Value
REPURCHASE AGREEMENTS — 11.0%(d)
BofA Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $809,598, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.00%, 09/01/28-01/01/61, totaling $825,787)	$809,595	$809,595
Citibank NA, dated 12/31/21, due 01/03/22, 0.06%, total to be received $807,602, (collateralized by various U.S. Government Agency Obligations, 1.83%-6.00%, 07/01/24-08/15/51, totaling $824,494)	807,598	807,598
Daiwa Capital Markets America, dated 12/31/21, due 01/03/22, 0.04%, total to be received $809,598, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 02/10/22-01/01/52, totaling $825,787)	809,595	809,595
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.05%, total to be received $809,598, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 05/15/22-12/01/51, totaling $825,787)	809,595	809,595
Total Repurchase Agreements (Cost $3,236,383)		3,236,383
Total Investments Before Written Options — 112.1% (Cost $30,833,670)		$33,132,825

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Notional Amount	Contracts	Value
WRITTEN CALL OPTIONS — (0.2)%
iShares MSCI EAFE ETF, expiring 01/21/22, Strike Price $80.00	$(36,728,000)	(459)	$(14,229)
SPDR S&P 500 ETF Trust, expiring 01/21/22, Strike Price $482.00	(6,748,000)	(140)	(31,010)
Total Written Options [Premiums Received $(27,915)]			(45,239)
Total Investments — 111.9% (Cost $30,805,755)			33,087,586
Liabilities in Excess of Other Assets — (11.9%)			(3,500,685)
Net Assets — 100.0%			$29,586,901

____________

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Securities

(a)      All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,682,870 as of December 31, 2021.

(b)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,401,268; the aggregate market value of the collateral held by the fund is $3,478,383.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,546,721	$—	$—	$27,546,721
Money Market Funds	2,324,833	—	—	2,324,833
Purchased Put Option	24,888	—	—	24,888
Repurchase Agreements	—	3,236,383	—	3,236,383
Total	$29,896,442	$3,236,383	$—	$33,132,825
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(45,239)	$—	$(45,239)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	13.7%
Equity Fund	79.4
Purchased Put Option	0.1
Written Call Options	(0.2)
Money Market Funds	7.9
Repurchase Agreements	11.0
Total Investments	111.9
Liabilities in Excess of Other Assets	(11.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF Schedule of Investments December 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.5%
Agriculture — 8.6%
Altria Group, Inc.	2,030	$96,202
British American Tobacco PLC (United Kingdom)(a)(b)	3,297	123,341
Philip Morris International, Inc.	1,234	117,230
Turning Point Brands, Inc.	5,434	205,297
Universal Corp.	4,196	230,444
Vector Group Ltd.	23,136	265,601
Total Agriculture		1,038,115
Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	1,509	249,739
Beverages — 19.1%
Anheuser-Busch InBev SA/NV (Belgium)(b)	2,006	121,463
Boston Beer Co., Inc. (The), Class A*	295	149,005
Brown-Forman Corp., Class B	1,273	92,751
Constellation Brands, Inc., Class A	975	244,696
Diageo PLC (United Kingdom)(b)	1,060	233,348
Duckhorn Portfolio, Inc. (The)*	14,220	331,895
MGP Ingredients, Inc.	5,800	492,942
Molson Coors Beverage Co., Class B	3,168	146,837
Pernod Ricard SA (France)(b)	9,938	481,794
Total Beverages		2,294,731
Electronics — 2.8%
Turtle Beach Corp.*	15,092	335,948
Entertainment — 25.3%
Caesars Entertainment, Inc.*	3,743	350,083
DraftKings, Inc., Class A*(a)	3,757	103,205
International Game Technology PLC(a)	23,580	681,698
Monarch Casino & Resort, Inc.*	4,790	354,220
Penn National Gaming, Inc.*(a)	7,476	387,631
RCI Hospitality Holdings, Inc.	7,728	601,857
Red Rock Resorts, Inc., Class A	10,354	569,573
Total Entertainment		3,048,267
Investments	Shares	Value
COMMON STOCKS (continued)
Lodging — 7.7%
Boyd Gaming Corp.*	4,839	$317,293
Full House Resorts, Inc.*	49,993	605,415
Total Lodging		922,708
Miscellaneous Manufacturing — 5.6%
Smith & Wesson Brands, Inc.	21,988	391,387
Sturm Ruger & Co., Inc.	4,212	286,500
Total Miscellaneous Manufacturing		677,887
Real Estate — 1.1%
Douglas Elliman, Inc.*	11,568	133,032
REITS — 8.4%
Gaming and Leisure Properties, Inc.	11,016	536,039
VICI Properties, Inc.	15,868	477,785
Total REITS		1,013,824
Retail — 15.9%
Chuy’s Holdings, Inc.*	12,391	373,217
Del Taco Restaurants, Inc.	46,715	581,602
Jack in the Box, Inc.	2,418	211,527
McDonald’s Corp.	1,276	342,057
Wingstop, Inc.	2,298	397,094
Total Retail		1,905,497
Software — 2.9%
Activision Blizzard, Inc.	2,956	196,663
Take-Two Interactive Software, Inc.*	837	148,751
Total Software		345,414
Total Common Stocks (Cost $10,218,803)		11,965,162
MONEY MARKET FUND — 3.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $447,473)	447,473	447,473
See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENT — 0.8%(d)
Citibank NA, dated 12/31/21, due 01/03/22, 0.06%, total to be received $90,634, (collateralized by various U.S. Government Agency Obligations, 1.83%-6.00%, 07/01/24-08/15/51, totaling $92,530) (Cost $90,634)	$90,634	$90,634
Total Investments — 104.0% (Cost $10,756,910)		12,503,269
Liabilities in Excess of Other Assets — (4.0%)		(473,034)
Net Assets — 100.0%		$12,030,235

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*         Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $969,808; the aggregate market value of the collateral held by the fund is $984,773. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $894,139.

(b)      American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2021.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,965,162	$—	$—	$11,965,162
Money Market Fund	447,473	—	—	447,473
Repurchase Agreement	—	90,634	—	90,634
Total	$12,412,635	$90,634	$—	$12,503,269

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.6%
Apparel	2.1
Beverages	19.1
Electronics	2.8
Entertainment	25.3
Lodging	7.7
Miscellaneous Manufacturing	5.6
Real Estate	1.1
REITS	8.4
Retail	15.9
Software	2.9
Money Market Fund	3.7
Repurchase Agreement	0.8
Total Investments	104.0
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares Alpha DNA Equity Sentiment ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
ASSETS
Investments, at Cost	$75,447,919	$66,582,134	$78,193,645	$146,179,142
Repurchase Agreements, at Cost (Note 2)	406,670	6,344,111	1,124,574	—
Total Cost of Investments	75,854,589	72,926,245	79,318,219	146,179,142
Investments, at Market Value (including securities on loan) (Note 2)(a)	76,510,677	80,556,692	83,959,273	150,880,740
Repurchase Agreements, at Market Value (Note 2)	406,670	6,344,111	1,124,574	—
Total Market Value of Investments	76,917,347	86,900,803	85,083,847	150,880,740
Cash	—	—	1,663	—
Cash collateral held at brokers	—	186,802	13,424	—
Dividends and Interest Receivable	7,349	9,465	8,534	2,410
Reclaim Receivable	—	15,383	—	—
Prepaid Expenses	20,378	3,030	7,393	20,435
Total Assets	76,945,074	87,115,483	85,114,861	150,903,585
LIABILITIES
Cash collateral for securities on loan(b)	406,670	9,849,111	1,124,574	—
Advisory Fees Payable	48,493	48,487	55,241	96,283
Trustee Fees Payable	61	—	—	—
Payable for Securities Purchased	1,638,294	—	—	—
CCO Fees Payable	1,093	881	85	1,715
Accrued Expenses	37,358	27,254	16,242	18,934
Total Liabilities	2,131,969	9,925,733	1,196,142	116,932
NET ASSETS	$74,813,105	$77,189,750	$83,918,719	$150,786,653
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$73,845,680	$109,710,991	$81,384,928	$147,320,098
Total Distributable Earnings/Accumulated (Loss)	967,425	(32,521,241)	2,533,791	3,466,555
NET ASSETS	$74,813,105	$77,189,750	$83,918,719	$150,786,653
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,710,000	1,200,000	2,985,000	3,985,000
Net Asset Value (NAV) Per Share	$27.61	$64.32	$28.11	$37.84

(a) Market value of securities on loan	$1,504,059	$14,869,466	$7,676,139	$—
(b) Non-cash collateral for securities on loan	$1,124,590	$5,442,875	$6,790,950	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF
ASSETS
Investments, at Cost	$101,590,676	$9,400,916	$32,129,125	$38,705,707
Investments in Affiliates, at Cost (Note 8)	—	—	9,862,980	—
Repurchase Agreements, at Cost (Note 2)	29,534,276	376,169	—	599,874
Total Cost of Investments	131,124,952	9,777,085	41,992,105	39,305,581
Investments, at Market Value (including securities on loan) (Note 2)(a)	124,761,809	11,589,723	32,129,125	48,188,496
Investments in Affiliates, at Market Value (Note 8)	—	—	9,840,000	—
Repurchase Agreements, at Market Value (Note 2)	29,534,276	376,169	—	599,874
Total Market Value of Investments	154,296,085	11,965,892	41,969,125	48,788,370
Cash collateral held at brokers	—	—	24,408,118	—
Dividends and Interest Receivable	12,035	11,324	724	61,784
Receivable from Securities Sold	—	—	1,620,217	—
Reclaim Receivable	—	—	—	4,069
Prepaid CCO Fees	33	29	—	—
Prepaid Expenses	15,887	1,091	9,360	668
Total Assets	154,324,040	11,978,336	68,007,544	48,854,891
LIABILITIES
Cash collateral for securities on loan(b)	51,261,276	376,169	—	599,874
Advisory Fees Payable	65,021	5,625	28,576	30,216
Securities Sold, Not Yet Purchased(c)	—	—	31,926,494	—
Payable for Securities Purchased	—	—	3,203,572	—
Capital Shares Payable	—	—	853,731	—
CCO Fees Payable	—	—	2,834	325
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	39,143	—
Accrued Expenses	14,003	19,878	64,529	46,571
Total Liabilities	51,340,300	401,672	36,118,879	676,986
NET ASSETS	$102,983,740	$11,576,664	$31,888,665	$48,177,905
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$79,045,853	$10,269,588	$118,097,521	$63,483,599
Total Distributable Earnings/Accumulated (Loss)	23,937,887	1,307,076	(86,208,856)	(15,305,694)
NET ASSETS	$102,983,740	$11,576,664	$31,888,665	$48,177,905
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,530,000	295,000	3,735,000	490,000
Net Asset Value (NAV) Per Share	$40.71	$39.24	$8.54	$98.32

(a) Market value of securities on loan	$50,485,050	$624,598	$—	$1,372,247
(b) Non-cash collateral for securities on loan	$398,574	$251,487	$—	$842,667
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$34,236,455	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Newfleet Multi-Sector Income ETF
ASSETS
Investments, at Cost	$23,945,384	$24,903,916	$8,578,304	$98,801,027
Investments in Affiliates, at Cost (Note 8)	—	846,326	—	—
Repurchase Agreements, at Cost (Note 2)	—	1,079,079	144,598	2,854,012
Total Cost of Investments	23,945,384	26,829,321	8,722,902	101,655,039
Investments, at Market Value (including securities on loan) (Note 2)(a)	32,842,622	25,945,933	9,004,635	98,561,148
Investments in Affiliates, at Market Value (Note 8)	—	705,388	—	—
Repurchase Agreements, at Market Value (Note 2)	—	1,079,079	144,598	2,854,012
Total Market Value of Investments	32,842,622	27,730,400	9,149,233	101,415,160
Cash	—	238,315	—	32,481
Cash collateral held at brokers	—	350	—	—
Dividends and Interest Receivable	13,776	14,470	8,209	313,593
Receivable from Securities Sold	15,446,492	—	—	—
Prepaid CCO Fees	—	—	—	416
Prepaid Organizational Fees	—	5,829	—	—
Prepaid Expenses	3,616	18,869	10,842	8,631
Total Assets	48,306,506	28,008,233	9,168,284	101,770,281
LIABILITIES
Cash collateral for securities on loan(b)	—	1,079,079	144,598	2,854,012
Advisory Fees Payable	11,749	7,884	3,473	46,879
Trustee Fees Payable	19	998	50	—
Payable for Securities Purchased	6,725,312	143,624	—	188,813
Capital Shares Payable	8,405,376	—	—	—
CCO Fees Payable	155	6,398	2,460	—
Accrued Expenses	28,796	13,495	35,084	35,830
Total Liabilities	15,171,407	1,251,478	185,665	3,125,534
NET ASSETS	$33,135,099	$26,756,755	$8,982,619	$98,644,747
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$21,661,768	$26,301,879	$8,638,707	$106,738,221
Total Distributable Earnings/Accumulated (Loss)	11,473,331	454,876	343,912	(8,093,474)
NET ASSETS	$33,135,099	$26,756,755	$8,982,619	$98,644,747
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	630,000	1,010,000	340,000	2,040,000
Net Asset Value (NAV) Per Share	$52.60	$26.49	$26.42	$48.36

(a) Market value of securities on loan	$—	$1,073,834	$138,526	$3,004,901
(b) Non-cash collateral for securities on loan	$—	$24,582	$—	$220,160

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares North Square McKee Core Reserves ETF(1)	AdvisorShares North Square McKee ESG Core Bond ETF(2)	AdvisorShares Poseidon Dynamic Cannabis ETF	AdvisorShares Psychedelics ETF
ASSETS
Investments, at Cost	$35,326,459	$3,772,162	$3,471,278	$8,844,002
Repurchase Agreements, at Cost (Note 2)	—	52,597	—	854,343
Total Cost of Investments	35,326,459	3,824,759	3,471,278	9,698,345
Investments, at Market Value (including securities on loan) (Note 2)(a)	35,316,088	3,763,465	3,383,939	6,048,178
Repurchase Agreements, at Market Value (Note 2)	—	52,597	—	854,343
Total Market Value of Investments	35,316,088	3,816,062	3,383,939	6,902,521
Cash	—	—	19,873	—
Cash collateral held at brokers	—	—	3,420,000	—
Unrealized Appreciation OTC Swap Contracts	—	—	—	10,800
Dividends and Interest Receivable	152,022	14,522	1,927	1,558
Receivable from Securities Sold	—	20,298	14,616	—
Capital Shares Receivable	—	—	—	451,138
Due from Investment Advisor	—	5,667	3,280	5,138
OTC Swap Contracts	—	—	—	701,425
Prepaid Organizational Fees	—	—	16,177	78,356
Prepaid Expenses	2,219	170	14,028	21,676
Total Assets	35,470,329	3,856,719	6,873,840	8,172,612
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	—	—	3,565	252,172
Cash collateral for securities on loan	—	52,597	—	854,343
Advisory Fees Payable	4,265	—	—	—
Trustee Fees Payable	—	—	19	—
Payable for Securities Purchased	—	45,000	19,873	355,926
CCO Fees Payable	2,115	150	855	2,174
Accrued Expenses	40,567	19,801	3,494	9,969
Total Liabilities	46,947	117,548	27,806	1,474,584
NET ASSETS	$35,423,382	$3,739,171	$6,846,034	$6,698,028
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$36,456,798	$4,720,102	$7,198,746	$10,057,990
Total Distributable Earnings/Accumulated (Loss)	(1,033,416)	(980,931)	(352,712)	(3,359,962)
NET ASSETS	$35,423,382	$3,739,171	$6,846,034	$6,698,028
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	360,000	145,000	875,000	1,200,000
Net Asset Value (NAV) Per Share	$98.40	$25.79	$7.82	$5.58

(a) Market value of securities on loan	$—	$51,398	$—	$825,100

____________

(1)    Formerly known as AdvisorShares Sage Core Reserves ETF.

(2)    Formerly known as AdvisorShares FolioBeyond Smart Core Bond ETF.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Q Portfolio Blended Allocation ETF
ASSETS
Investments, at Cost	$178,249,209	$754,184,369	$119,361,947	$5,504,869
Investments in Affiliates, at Cost (Note 8)	73,311,601	149,744,265	—	—
Repurchase Agreements, at Cost (Note 2)	3,341,267	7,415,598	5,482,746	2,150,321
Total Cost of Investments	254,902,077	911,344,232	124,844,693	7,655,190
Investments, at Market Value (including securities on loan) (Note 2)(a)	109,767,284	739,463,334	131,650,385	5,809,509
Investments in Affiliates, at Market Value (Note 8)	65,949,832	94,679,695	—	—
Repurchase Agreements, at Market Value (Note 2)	3,341,267	7,415,598	5,482,746	2,150,321
Total Market Value of Investments	179,058,383	841,558,627	137,133,131	7,959,830
Cash	—	20,997	—	—
Foreign currency(b)	1,005,118	—	—	—
Dividends and Interest Receivable	259,610	681,195	8,468	606
Receivable from Securities Sold	246,833	—	—	—
Capital Shares Receivable	—	15,165,453	916,623	—
Due from Investment Advisor	—	—	—	1,293
Prepaid CCO Fees	—	2,002	631	—
OTC Swaps Contracts	25,850,701	528,541,690	—	—
Prepaid Organizational Fees	—	—	15,913	15,913
Prepaid Expenses	188,269	415,346	32,790	17,992
Total Assets	206,608,914	1,386,385,310	138,107,556	7,995,634
LIABILITIES
Unrealized Depreciation on Swaps Contracts	—	211,929,221	—	—
Unrealized Depreciation on OTC Swap Contracts	9,751,143	—	—	—
Cash collateral for securities on loan(c)	4,579,267	8,795,598	10,108,746	2,150,321
Advisory Fees Payable	42,653	562,877	103,277	—
Trustee Fees Payable	—	—	—	73
Payable for Securities Purchased	309,593	2,738,119	891,845	—
CCO Fees Payable	93	—	—	403
Due to Custodian – Foreign Currency(b)	—	29	—	—
Due to Broker	—	18,365,148	—	—
Accrued Expenses	10,122	300,449	44,345	46,988
Total Liabilities	14,692,871	242,691,441	11,148,213	2,197,785
NET ASSETS	$191,916,043	$1,143,693,869	$126,959,343	$5,797,849
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$324,048,127	$1,664,833,908	$114,816,581	$5,813,904
Total Distributable Earnings / Accumulated (Loss)	(132,132,084)	(521,140,039)	12,142,762	(16,055)
NET ASSETS	$191,916,043	$1,143,693,869	$126,959,343	$5,797,849
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	14,680,000	44,815,000	4,155,000	215,000
Net Asset Value (NAV) Per Share	$13.07	$25.52	$30.56	$26.97

(a) Market value of securities on loan	$12,761,141	$8,622,122	$9,791,429	$2,105,200
(b) Foreign currency at cost	$1,001,620	$—	$—	$—
(c) Non-cash collateral for securities on loan	$9,102,440	$332,979	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2021 (Unaudited)
	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$137,558,460	$4,237,664	$27,597,287	$10,666,276
Investments in Affiliates, at Cost (Note 8)	19,886,000	—	—	—
Repurchase Agreements, at Cost (Note 2)	—	147,544	3,236,383	90,634
Total Cost of Investments	157,444,460	4,385,208	30,833,670	10,756,910
Investments, at Market Value (including securities on loan) (Note 2)(a)	137,558,460	4,136,330	29,896,442	12,412,635
Investments in Affiliates, at Market Value (Note 8)	19,680,000	—	—	—
Repurchase Agreements, at Market Value (Note 2)	—	147,544	3,236,383	90,634
Total Market Value of Investments	157,238,460	4,283,874	33,132,825	12,503,269
Cash collateral held at brokers	7,098,860	—	—	—
Dividends and Interest Receivable	3,001	1,212	51,859	16,324
Receivable from Securities Sold	3,087,242	—	—	149,522
Reclaim Receivable	—	78	—	2,337
Due from Investment Advisor	—	849	—	—
Prepaid CCO Fees	—	—	134	—
Prepaid Expenses	3,580	15,262	3,938	2,106
Total Assets	167,431,143	4,301,275	33,188,756	12,673,558
LIABILITIES
Cash collateral for securities on loan(b)	—	147,544	3,478,383	90,634
Advisory Fees Payable	93,151	—	38,342	3,015
Trustee Fees Payable	—	58	208	—
Securities Sold, Not Yet Purchased(c)	60,808,163	—	—	—
Payable for Securities Purchased	5,730,252	—	—	514,140
Options Written, at value(d)	—	—	45,239	—
CCO Fees Payable	2,397	2,947	—	93
Due to Broker	26,156,993	—	10,810	—
Dividend Payable on Securities Sold, Not Yet Purchased	215,580	—	—	—
Accrued Expenses	44,923	35,254	28,873	35,441
Total Liabilities	93,051,459	185,803	3,601,855	643,323
NET ASSETS	$74,379,684	$4,115,472	$29,586,901	$12,030,235
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$443,099,998	$4,414,471	$27,505,685	$10,434,685
Total Distributable Earnings/Accumulated (Loss)	(368,720,314)	(298,999)	2,081,216	1,595,550
NET ASSETS	$74,379,684	$4,115,472	$29,586,901	$12,030,235
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	3,012,500	175,000	720,000	365,000
Net Asset Value (NAV) Per Share	$24.69	$23.52	$41.09	$32.96

(a) Market value of securities on loan	$—	$144,570	$3,401,268	$969,808
(b) Non-cash collateral for securities on loan	$—	$—	$—	$894,139
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$60,932,362	$—	$—	$—
(d) Premiums received for options written	$—	$—	$27,915	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares Alpha DNA Equity Sentiment ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
INVESTMENT INCOME:
Dividend Income	$214,116	$1,510,873	$303,077	$334,915
Securities lending income (net) (Note 2)	1,138	25,880	1,858	35,584
Foreign withholding tax	(603)	(47,700)	—	—
Total Investment Income	214,651	1,489,053	304,935	370,499

EXPENSES:
Advisory Fees	286,303	309,096	315,515	574,587
Accounting & Administration Fees	17,900	40,452	27,832	34,842
Professional Fees	19,200	13,391	13,114	21,706
Exchange Listing Fees	5,945	4,046	4,700	7,626
Custody Fees	6,319	3,570	4,940	6,490
Report to Shareholders	3,495	6,793	3,068	6,118
Trustee Fees	2,357	2,069	2,148	2,326
CCO Fees	2,350	3,377	2,729	6,625
Pricing Fees	—	381	1,901	2,661
Transfer Agent Fees	2,825	3,090	3,155	5,745
Insurance Fees	978	882	1,005	2,269
Registration Fees	1,625	—	611	1,325
Organizational Fees	7,745	—	—	—
Miscellaneous Fees	977	1,348	1,052	1,912
Total Expenses	358,019	388,495	381,770	674,232
Net Expenses	358,019	388,495	381,770	674,232
Net Investment Income (Loss)	(143,368)	1,100,558	(76,835)	(303,733)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(3,632,810)	(86,414)	(8,111,008)	(4,959,542)
In-Kind Redemptions	5,068,438	1,820,240	5,712,785	4,040,541
Options Written	(48)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,380,771)	(5,087,241)	5,130,829	8,668,302
Net Realized and Unrealized Gain (Loss)	54,809	(3,353,415)	2,732,606	7,749,301
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,559)	$(2,252,857)	$2,655,771	$7,445,568

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF
INVESTMENT INCOME:
Dividend Income	$443,766	$101,884	$3,602	$461,773
Dividend Income from Affiliates	—	—	23,431	—
Securities lending income (net) (Note 2)	40,985	20,813	—	2,040
Total Investment Income	484,751	122,697	27,033	463,813

EXPENSES:
Advisory Fees	375,960	38,125	110,606	172,130
Accounting & Administration Fees	27,059	33,535	35,808	37,803
Professional Fees	15,159	7,230	11,626	10,981
Exchange Listing Fees	4,114	372	831	4,195
Custody Fees	4,380	2,016	1,558	2,686
Report to Shareholders	4,582	670	8,878	2,817
Trustee Fees	2,297	2,137	2,132	2,202
CCO Fees	3,021	271	800	1,529
Pricing Fees	1,930	—	348	—
Transfer Agent Fees	3,760	381	1,106	1,844
Insurance Fees	1,266	82	1,058	774
Registration Fees	686	122	—	—
Interest on Securities Sold, Not Yet Purchased	—	—	65,448	—
Dividend Expense	—	—	213,189	—
Miscellaneous Fees	1,052	107	430	581
Total Expenses	445,266	85,048	453,818	237,542
Advisory Fees Waived/Recoupment	—	(21,507)	8,493	(16,233)
Net Expenses	445,266	63,541	462,311	221,309
Net Investment Income (Loss)	39,485	59,156	(435,278)	242,504

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	99,330	(342,773)	—	3,613,063
In-Kind Redemptions	860,242	308,971	—	635,369
Short Sales	—	—	(2,896,505)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,595,796	273,760	—	(2,587,894)
Investments in Affiliates	—	—	(28,000)	—
Short Sales	—	—	2,626,543	—
Net Realized and Unrealized Gain (Loss)	9,555,368	239,958	(297,962)	1,660,538
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,594,853	$299,114	$(733,240)	$1,903,042
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF(1)	AdvisorShares Hotel ETF	AdvisorShares Newfleet Multi-Sector Income ETF
INVESTMENT INCOME:
Dividend Income	$122,103	$55,866	$47,247	$3,524
Interest Income	—	—	—	998,189
Securities lending income (net) (Note 2)	724	6,532	384	1,261
Foreign withholding tax	—	(641)	—	—
Total Investment Income	122,827	61,757	47,631	1,002,974

EXPENSES:
Advisory Fees	99,534	55,566	26,624	258,538
Accounting & Administration Fees	37,806	753	2,138	59,837
Professional Fees	9,682	20,324	10,276	15,508
Exchange Listing Fees	4,366	4,285	4,880	3,950
Custody Fees	1,268	1,801	1,187	9,288
Report to Shareholders	2,178	2,063	996	4,601
Trustee Fees	2,278	3,273	2,091	2,146
CCO Fees	1,011	6,804	1,045	3,171
Pricing Fees	—	—	—	839
Transfer Agent Fees	1,149	556	333	3,878
Insurance Fees	520	1,074	694	1,270
Registration Fees	82	—	200	964
Organizational Fees	—	7,521	10,081	—
Miscellaneous Fees	454	480	142	1,201
Total Expenses	160,328	104,500	60,687	365,191
Advisory Fees Waived/Recoupment	(60,794)	(48,934)	(16,760)	22,617
Net Expenses	99,534	55,566	43,927	387,808
Net Investment Income (Loss)	23,293	6,191	3,704	615,166

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(31,115)	(425,110)	(214,758)	38,086
Investments in Affiliates	—	(92,123)	—	—
In-Kind Redemptions	3,102,722	72,571	179,270	—
Distributions by other Investment Companies	—	1,862	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	650,764	1,042,017	708,120	(925,158)
Investments in Affiliates	—	(140,938)	—	—
Net Realized and Unrealized Gain (Loss)	3,722,371	458,279	672,632	(887,072)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,745,664	$464,470	$676,336	$(271,906)

____________

(1)    Represents the period July 2, 2021 (commencement of operations) to December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares North Square McKee Core Reserves ETF(1)	AdvisorShares North Square McKee ESG Core Bond ETF(2)	AdvisorShares Poseidon Dynamic Cannabis ETF(3)	AdvisorShares Psychedelics ETF(4)
INVESTMENT INCOME:
Dividend Income	$30	$60,592	$684	$5
Interest Income	150,585	8,500	—	—
Securities lending income (net) (Note 2)	96	1,400	—	1,802
Total Investment Income	150,711	70,492	684	1,807

EXPENSES:
Advisory Fees	59,834	10,121	3,034	7,705
Accounting & Administration Fees	41,433	29,959	171	319
Professional Fees	10,420	8,330	3,945	13,724
Exchange Listing Fees	4,012	4,205	1,048	2,905
Custody Fees	2,136	435	398	1,122
Report to Shareholders	2,248	748	617	2,163
Trustee Fees	2,149	2,123	802	2,222
CCO Fees	1,123	146	863	2,231
Pricing Fees	696	—	—	—
Transfer Agent Fees	1,496	175	28	96
Insurance Fees	996	147	370	1,025
Organizational Fees	—	—	1,150	8,794
Miscellaneous Fees	605	100	62	75
Total Expenses	127,148	56,489	12,488	42,381
Advisory Fees Waived/Recoupment	(57,342)	(10,121)	(3,034)	(7,705)
Expense Reimbursement	—	(27,056)	(5,697)	(21,951)
Net Expenses	69,806	19,312	3,757	12,725
Net Investment Income (Loss)	80,905	51,180	(3,073)	(10,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	47,254	110,574	(163,664)	(193,038)
In-Kind Redemptions	—	(8,921)	—	—
Swaps	—	—	(95,071)	(118,810)
Futures	1,062	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(142,138)	(130,557)	(87,339)	(2,795,824)
Swaps	—	—	(3,565)	(241,372)
Futures	(2,152)	—	—	—
Net Realized and Unrealized Gain (Loss)	(95,974)	(28,904)	(349,639)	(3,349,044)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,069)	$22,276	$(352,712)	$(3,359,962)

____________

(1)    Formerly known as AdvisorShares Sage Core Reserves ETF.

(2)    Formerly known as AdvisorShares FolioBeyond Smart Core Bond ETF.

(3)    Represents the period November 17, 2021 (commencement of operations) to December 31, 2021.

(4)    Represents the period September 16, 2021 (commencement of operations) to December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF(1)	AdvisorShares Q Portfolio Blended Allocation ETF(1)
INVESTMENT INCOME:
Dividend Income	$461,636	$1,047,956	$304,612	$23,573
Securities lending income (net) (Note 2)	330,685	17,635	38,369	1,392
Total Investment Income	792,321	1,065,591	342,981	24,965

EXPENSES:
Advisory Fees	793,738	2,807,371	496,261	15,303
Accounting & Administration Fees	50,621	121,865	13,187	13,529
Professional Fees	36,868	100,378	20,305	14,897
Exchange Listing Fees	4,141	4,021	4,280	4,302
Custody Fees	16,064	37,522	4,429	665
Report to Shareholders	40,819	81,817	3,618	337
Trustee Fees	2,178	2,288	2,074	2,329
CCO Fees	10,609	31,166	2,060	76
Pricing Fees	1,399	—	—	—
Transfer Agent Fees	9,914	35,096	3,722	155
Insurance Fees	4,482	12,263	858	55
Registration Fees	6,415	12,008	767	44
Organizational Fees	—	55,680	8,550	8,550
Miscellaneous Fees	2,996	8,377	651	128
Total Expenses	980,244	3,309,852	560,762	60,370
Advisory Fees Waived/Recoupment	(35,402)	15,629	10,281	(15,303)
Expense Reimbursement	—	—	—	(24,594)
Net Expenses	944,842	3,325,481	571,043	20,473
Net Investment Income (Loss)	(152,521)	(2,259,890)	(228,062)	4,492

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(17,688,158)	(5,589,515)	374,430	10,369
Investments in Affiliates	(2,574,872)	(940,155)	—	—
In-Kind Redemptions	4,164,212	3,330,663	408,522	32,207
In-Kind Redemptions in Affiliates	2,028,409	291,215	—	—
Swaps	(25,859,299)	(230,554,640)	—	—
Foreign Currency Transactions	(33,672)	(6,820)	—	—
Distributions by other Investment Companies	180,376	—	—	351
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(39,624,706)	(7,337,087)	7,397,927	121,330
Investments in Affiliates	(27,476,018)	(58,294,572)	—	—
Swaps	(12,174,795)	(151,406,224)	—	—
Foreign Currency Translations	3,051	—	—	—
Net Realized and Unrealized Gain (Loss)	(119,055,472)	(450,507,135)	8,180,879	164,257
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(119,207,993)	$(452,767,025)	$7,952,817	$168,749

____________

(1)    Represents the period December 28, 2020 (commencement of operations) to December 31, 2021.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF(1)	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$15,952	$23,936	$260,263	$113,811
Dividend Income from Affiliates	46,862	—	—	—
Securities lending income (net) (Note 2)	—	232	6,716	1,043
Foreign withholding tax	2,782	(317)	—	(893)
Total Investment Income	65,596	23,851	266,979	113,961

EXPENSES:
Advisory Fees	479,802	15,383	149,378	37,120
Accounting & Administration Fees	38,575	1,390	39,091	38,124
Professional Fees	10,499	11,810	9,967	14,175
Exchange Listing Fees	4,998	4,880	4,430	4,068
Custody Fees	2,617	1,047	1,139	1,183
Report to Shareholders	3,116	954	1,098	1,682
Trustee Fees	2,130	2,091	2,393	1,967
CCO Fees	1,187	1,008	379	475
Pricing Fees	2,210	—	1,564	69
Transfer Agent Fees	2,399	192	830	464
Insurance Fees	1,136	677	183	210
Registration Fees	—	152	71	—
Interest on Securities Sold, Not Yet Purchased	636,395	—	—	—
Dividend Expense	379,486	—	—	—
Organizational Fees	—	10,081	—	—
Miscellaneous Fees	1,785	128	296	244
Total Expenses	1,566,335	49,793	210,819	99,781
Advisory Fees Waived/Recoupment	—	(15,383)	(6,116)	(37,120)
Expense Reimbursement	—	(9,026)	—	(1,414)
Net Expenses	1,566,335	25,384	204,703	61,247
Net Investment Income (Loss)	(1,500,739)	(1,533)	62,276	52,714

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	—	(168,918)	(40,109)	54,779
In-Kind Redemptions	—	26,687	108,548	119,234
Short Sales	3,496,334	—	—	—
Options Written	—	—	(30,479)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(70,397)	745,530	(1,318,889)
Investments in Affiliates	(56,000)	—	—	—
Short Sales	1,103,536	—	—	—
Options Written	—	—	(14,686)	—
Net Realized and Unrealized Gain (Loss)	4,543,870	(212,628)	768,804	(1,144,876)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,043,131	$(214,161)	$831,080	$(1,092,162)

____________

(1)    Represents the period April 20, 2021 (commencement of operations) to December 31, 2021.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Alpha DNA Equity Sentiment ETF		AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2021 (Unaudited)	For the period February 2, 2021* to June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(143,368)	$(160,118)	$1,100,558	$356,321
Net Realized Gain (Loss)	1,435,580	2,719,382	1,733,826	19,387,682
Net Change in Unrealized Appreciation (Depreciation)	(1,380,771)	2,443,529	(5,087,241)	(1,463,361)
Net Increase (Decrease) In Net Assets Resulting From Operations	(88,559)	5,002,793	(2,252,857)	18,280,642
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(549,941)	(284,565)
Total Distributions	—	—	(549,941)	(284,565)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	39,454,993	96,371,099	—	10,147,730
Value of Shares Redeemed	(34,460,070)	(31,467,151)	(8,843,920)	(15,186,661)
Net Increase (Decrease) From Capital Stock Transactions	4,994,923	64,903,948	(8,843,920)	(5,038,931)
Net Increase (Decrease) in Net Assets	4,906,364	69,906,741	(11,646,718)	12,957,146
Net Assets:
Beginning of Year/Period	69,906,741	—	88,836,468	75,879,322
End of Year/Period	$74,813,105	$69,906,741	$77,189,750	$88,836,468
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,535,000	—	1,335,000	1,425,000
Shares Sold	1,415,000	3,705,000	—	170,000
Shares Repurchased	(1,240,000)	(1,170,000)	(135,000)	(260,000)
Shares Outstanding, End of Year/Period	2,710,000	2,535,000	1,200,000	1,335,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Dorsey Wright Alpha Equal Weight ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(76,835)	$(276,933)	$(303,733)	$(438,845)
Net Realized Gain (Loss)	(2,398,223)	18,631,882	(919,001)	38,026,512
Net Change in Unrealized Appreciation (Depreciation)	5,130,829	(2,677,985)	8,668,302	(8,322,601)
Net Increase (Decrease) In Net Assets Resulting From Operations	2,655,771	15,676,964	7,445,568	29,265,066
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,162,300)	(14,018)	(2,192,696)	(215,144)
Total Distributions	(1,162,300)	(14,018)	(2,192,696)	(215,144)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	47,108,830	85,533,754	81,999,221	295,124,496
Value of Shares Redeemed	(44,077,253)	(61,136,384)	(92,138,315)	(242,186,339)
Net Increase (Decrease) From Capital Stock Transactions	3,031,577	24,397,370	(10,139,094)	52,938,157
Net Increase (Decrease) in Net Assets	4,525,048	40,060,316	(4,886,222)	81,988,079
Net Assets:
Beginning of Year/Period	79,393,671	39,333,355	155,672,875	73,684,796
End of Year/Period	$83,918,719	$79,393,671	$150,786,653	$155,672,875
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,850,000	1,925,000	4,250,000	2,625,000
Shares Sold	1,670,000	3,085,000	2,120,000	8,535,000
Shares Repurchased	(1,535,000)	(2,160,000)	(2,385,000)	(6,910,000)
Shares Outstanding, End of Year/Period	2,985,000	2,850,000	3,985,000	4,250,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Micro-Cap ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$39,485	$(151,194)	$59,156	$(5,175)
Net Realized Gain (Loss)	959,572	8,461,136	(33,802)	484,121
Net Change in Unrealized Appreciation (Depreciation)	8,595,796	11,295,797	273,760	1,419,273
Net Increase (Decrease) In Net Assets Resulting From Operations	9,594,853	19,605,739	299,114	1,898,219
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(367,102)	(144,245)	(48,464)	—
Total Distributions	(367,102)	(144,245)	(48,464)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	3,387,816	67,515,703	3,390,395	5,434,395
Value of Shares Redeemed	(3,280,805)	(40,095,468)	(963,695)	(545,097)
Net Increase (Decrease) From Capital Stock Transactions	107,011	27,420,235	2,426,700	4,889,298
Net Increase (Decrease) in Net Assets	9,334,762	46,881,729	2,677,350	6,787,517
Net Assets:
Beginning of Year/Period	93,648,978	46,767,249	8,899,314	2,111,797
End of Year/Period	$102,983,740	$93,648,978	$11,576,664	$8,899,314
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,525,000	1,700,000	235,000	100,000
Shares Sold	90,000	1,945,000	85,000	160,000
Shares Repurchased	(85,000)	(1,120,000)	(25,000)	(25,000)
Shares Outstanding, End of Year/Period	2,530,000	2,525,000	295,000	235,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Dorsey Wright Short ETF		AdvisorShares DoubleLine Value Equity ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(435,278)	$(1,864,666)	$242,504	$537,254
Net Realized Gain (Loss)	(2,896,505)	(27,066,731)	4,248,432	5,873,938
Net Change in Unrealized Appreciation (Depreciation)	2,598,543	(19,190,288)	(2,587,894)	10,696,504
Net Increase (Decrease) In Net Assets Resulting From Operations	(733,240)	(48,121,685)	1,903,042	17,107,696
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(520,610)	(614,874)
Total Distributions	—	—	(520,610)	(614,874)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	12,617,814	23,413,492	985,011	964,855
Value of Shares Redeemed	(5,160,294)	(63,225,521)	(2,432,153)	(10,698,303)
Net Increase (Decrease) From Capital Stock Transactions	7,457,520	(39,812,029)	(1,447,142)	(9,733,448)
Net Increase (Decrease) in Net Assets	6,724,280	(87,933,714)	(64,710)	6,759,374
Net Assets:
Beginning of Year/Period	25,164,385	113,098,099	48,242,615	41,483,241
End of Year/Period	$31,888,665	$25,164,385	$48,177,905	$48,242,615
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,930,000	5,850,000	505,000	625,000
Shares Sold	1,395,000	1,475,000	10,000	10,000
Shares Repurchased	(590,000)	(4,395,000)	(25,000)	(130,000)
Shares Outstanding, End of Year/Period	3,735,000	2,930,000	490,000	505,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	For the period July 2, 2021* to December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$23,293	$58,217	$6,191
Net Realized Gain (Loss)	3,071,607	1,044,419	(442,800)
Net Change in Unrealized Appreciation (Depreciation)	650,764	4,977,298	901,079
Net Increase (Decrease) In Net Assets Resulting From Operations	3,745,664	6,079,934	464,470
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(52,120)	(62,748)	(9,594)
Total Distributions	(52,120)	(62,748)	(9,594)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	8,925,734	7,478,401	26,709,461
Value of Shares Redeemed	(8,405,377)	(4,190,848)	(407,582)
Net Increase (Decrease) From Capital Stock Transactions	520,357	3,287,553	26,301,879
Net Increase (Decrease) in Net Assets	4,213,901	9,304,739	26,756,755
Net Assets:
Beginning of Year/Period	28,921,198	19,616,459	—
End of Year/Period	$33,135,099	$28,921,198	$26,756,755
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	620,000	550,000	—
Shares Sold	170,000	170,000	1,025,000
Shares Repurchased	(160,000)	(100,000)	(15,000)
Shares Outstanding, End of Year/Period	630,000	620,000	1,010,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Hotel ETF		AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2021 (Unaudited)	For the period April 20, 2021* to June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$3,704	$22,750	$615,166	$1,195,721
Net Realized Gain (Loss)	(35,488)	(41,231)	38,086	440,439
Net Change in Unrealized Appreciation (Depreciation)	708,120	(281,789)	(925,158)	406,669
Net Increase (Decrease) In Net Assets Resulting From Operations	676,336	(300,270)	(271,906)	2,042,829
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(32,154)	—	(771,398)	(1,321,431)
Total Distributions	(32,154)	—	(771,398)	(1,321,431)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,870,894	8,023,869	8,066,264	55,802,623
Value of Shares Redeemed	(2,256,056)	—	(5,336,801)	(17,332,533)
Net Increase (Decrease) From Capital Stock Transactions	614,838	8,023,869	2,729,463	38,470,090
Net Increase (Decrease) in Net Assets	1,259,020	7,723,599	1,686,159	39,191,488
Net Assets:
Beginning of Year/Period	7,723,599	—	96,958,588	57,767,100
End of Year/Period	$8,982,619	$7,723,599	$98,644,747	$96,958,588
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	315,000	—	1,985,000	1,200,000
Shares Sold	115,000	315,000	165,000	1,140,000
Shares Repurchased	(90,000)	—	(110,000)	(355,000)
Shares Outstanding, End of Year/Period	340,000	315,000	2,040,000	1,985,000

____________

*       Commencement of operations.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares North Square McKee Core Reserves ETF(1)		AdvisorShares North Square McKee ESG Core Bond ETF(2)
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$80,905	$613,130	$51,180	$109,511
Net Realized Gain (Loss)	48,316	323,325	101,653	83,801
Net Change in Unrealized Appreciation (Depreciation)	(144,290)	30,243	(130,557)	54,063
Net Increase (Decrease) In Net Assets Resulting From Operations	(15,069)	966,698	22,276	247,375
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(93,921)	(647,683)	(48,281)	(120,549)
Total Distributions	(93,921)	(647,683)	(48,281)	(120,549)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	19,742,687	512,358	—
Value of Shares Redeemed	(6,900,021)	(78,550,212)	(2,328,053)	(2,857,937)
Net Increase (Decrease) From Capital Stock Transactions	(6,900,021)	(58,807,525)	(1,815,695)	(2,857,937)
Net Increase (Decrease) in Net Assets	(7,009,011)	(58,488,510)	(1,841,700)	(2,731,111)
Net Assets:
Beginning of Year/Period	42,432,393	100,920,903	5,580,871	8,311,982
End of Year/Period	$35,423,382	$42,432,393	$3,739,171	$5,580,871
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	430,000	1,025,000	215,000	325,000
Shares Sold	—	200,000	20,000	—
Shares Repurchased	(70,000)	(795,000)	(90,000)	(110,000)
Shares Outstanding, End of Year/Period	360,000	430,000	145,000	215,000

____________

(1)    Formerly known as AdvisorShares Sage Core Reserves ETF.

(2)    Formerly known as AdvisorShares FolioBeyond Smart Core Bond ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Poseidon Dynamic Cannabis ETF	AdvisorShares Psychedelics ETF
	For the period November 17, 2021* to December 31, 2021	For the period September 16, 2021* to December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(3,073)	$(10,918)
Net Realized Gain (Loss)	(258,735)	(311,848)
Net Change in Unrealized Appreciation (Depreciation)	(90,904)	(3,037,196)
Net Increase (Decrease) In Net Assets Resulting From Operations	(352,712)	(3,359,962)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—
Total Distributions	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	7,198,746	10,057,990
Net Increase (Decrease) From Capital Stock Transactions	7,198,746	10,057,990
Net Increase (Decrease) in Net Assets	6,846,034	6,698,028
Net Assets:
Beginning of Year/Period	—	—
End of Year/Period	$6,846,034	$6,698,028
Changes in Shares Outstanding
Shares Sold	875,000	1,200,000
Shares Outstanding, End of Year/Period	875,000	1,200,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Pure Cannabis ETF		AdvisorShares Pure US Cannabis ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	For the period September 1, 2020* to June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(152,521)	$444,125	$(2,259,890)	$(2,315,252)
Net Realized Gain (Loss)	(39,783,004)	35,943,090	(233,469,252)	6,245,620
Net Change in Unrealized Appreciation (Depreciation)	(79,272,468)	17,051,093	(217,037,883)	(64,676,943)
Net Increase (Decrease) In Net Assets Resulting From Operations	(119,207,993)	53,438,308	(452,767,025)	(60,746,575)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(7,501,920)	(728,447)	(3,055,413)	—
Total Distributions	(7,501,920)	(728,447)	(3,055,413)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	295,185,617	774,091,171	1,101,452,333
Value of Shares Redeemed	(35,782,313)	(38,990,037)	(125,269,359)	(90,011,263)
Net Increase (Decrease) From Capital Stock Transactions	(35,782,313)	256,195,580	648,821,812	1,011,441,070
Net Increase (Decrease) in Net Assets	(162,492,226)	308,905,441	192,999,374	950,694,495
Net Assets:
Beginning of Year/Period	354,408,269	45,502,828	950,694,495	—
End of Year/Period	$191,916,043	$354,408,269	$1,143,693,869	$950,694,495
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	16,755,000	4,475,000	23,640,000	—
Shares Sold	—	13,935,000	25,615,000	25,900,000
Shares Repurchased	(2,075,000)	(1,655,000)	(4,440,000)	(2,260,000)
Shares Outstanding, End of Year/Period	14,680,000	16,755,000	44,815,000	23,640,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Q Dynamic Growth ETF		AdvisorShares Q Portfolio Blended Allocation ETF
	Six months ended December 31, 2021 (Unaudited)	For the period December 28, 2020* to June 30, 2021	Six months ended December 31, 2021 (Unaudited)	For the period December 28, 2020* to June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(228,062)	$(115,613)	$4,492	$1,165
Net Realized Gain (Loss)	782,952	(585,027)	42,927	(378,559)
Net Change in Unrealized Appreciation (Depreciation)	7,397,927	4,890,511	121,330	183,310
Net Increase (Decrease) In Net Assets Resulting From Operations	7,952,817	4,189,871	168,749	(194,084)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(16,342)	—
Total Distributions	—	—	(16,342)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	52,765,163	64,573,046	2,559,876	10,699,062
Value of Shares Redeemed	(2,521,554)	—	(393,016)	(7,026,396)
Net Increase (Decrease) From Capital Stock Transactions	50,243,609	64,573,046	2,166,860	3,672,666
Net Increase (Decrease) in Net Assets	58,196,426	68,762,917	2,319,267	3,478,582
Net Assets:
Beginning of Year/Period	68,762,917	—	3,478,582	—
End of Year/Period	$126,959,343	$68,762,917	$5,797,849	$3,478,582
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,445,000	—	135,000	—
Shares Sold	1,795,000	2,445,000	95,000	430,000
Shares Repurchased	(85,000)	—	(15,000)	(295,000)
Shares Outstanding, End of Year/Period	4,155,000	2,445,000	215,000	135,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Restaurant ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	For the period April 20, 2021* to June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(1,500,739)	$(4,083,134)	$(1,533)	$(194)
Net Realized Gain (Loss)	3,496,334	(65,099,412)	(142,231)	(37,625)
Net Change in Unrealized Appreciation (Depreciation)	1,047,536	1,581,889	(70,397)	(30,937)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,043,131	(67,600,657)	(214,161)	(68,756)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(6,358)	—
Total Distributions	—	—	(6,358)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	39,656,933	44,585,473	—	6,299,395
Value of Shares Redeemed	(18,975,653)	(88,348,866)	(1,652,295)	(242,353)
Net Increase (Decrease) From Capital Stock Transactions	20,681,280	(43,763,393)	(1,652,295)	6,057,042
Net Increase (Decrease) in Net Assets	23,724,411	(111,364,050)	(1,872,814)	5,988,286
Net Assets:
Beginning of Year/Period	50,655,273	162,019,323	5,988,286	—
End of Year/Period	$74,379,684	$50,655,273	$4,115,472	$5,988,286
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,202,500	3,337,500	245,000	—
Shares Sold	1,580,000	1,300,000	—	255,000
Shares Repurchased	(770,000)	(2,435,000)	(70,000)	(10,000)
Shares Outstanding, End of Year/Period	3,012,500	2,202,500	175,000	245,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$62,276	$(53,752)	$52,714	$72,734
Net Realized Gain (Loss)	37,960	3,452,454	174,013	1,636,316
Net Change in Unrealized Appreciation (Depreciation)	730,844	(732,181)	(1,318,889)	3,470,745
Net Increase (Decrease) In Net Assets Resulting From Operations	831,080	2,666,521	(1,092,162)	5,179,795
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(166,381)	(36,638)	(118,472)	(128,419)
Total Distributions	(166,381)	(36,638)	(118,472)	(128,419)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	11,010,815	11,496,290	—	1,682,551
Value of Shares Redeemed	(411,757)	(8,684,765)	(647,851)	(1,970,784)
Net Increase (Decrease) From Capital Stock Transactions	10,599,058	2,811,525	(647,851)	(288,233)
Net Increase (Decrease) in Net Assets	11,263,757	5,441,408	(1,858,485)	4,763,143
Net Assets:
Beginning of Year/Period	18,323,144	12,881,736	13,888,720	9,125,577
End of Year/Period	$29,586,901	$18,323,144	$12,030,235	$13,888,720
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	460,000	400,000	385,000	400,000
Shares Sold	270,000	290,000	—	50,000
Shares Repurchased	(10,000)	(230,000)	(20,000)	(65,000)
Shares Outstanding, End of Year/Period	720,000	460,000	365,000	385,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Alpha DNA Equity Sentiment ETF	Six months ended December 31, 2021 (Unaudited)	For the period February 2, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$27.58	$25.35
Investment Operations
Net Investment Loss(1)	(0.05)	(0.07)
Net Realized and Unrealized Gain	0.08	2.30
Net Increase in Net Assets Resulting from Investment Operations(2)	0.03	2.23
Net Asset Value, End of Year/Period	$27.61	$27.58
Market Value, End of Year/Period	$27.62	$27.58
Total Return
Total Investment Return Based on Net Asset Value(3)	0.12%	8.78%
Total Investment Return Based on Market(3)	0.14%	8.80%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$74,813	$69,907
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.95%	1.08%
Expenses, prior to expense waivers and reimbursements(4)	0.95%	1.08%
Net Investment Loss(4)	(0.38)%	(0.67)%
Portfolio Turnover Rate(5)	254%	244%
AdvisorShares Dorsey Wright ADR ETF	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$66.54	$53.25	$49.75	$53.34	$46.56	$39.06
Investment Operations
Net Investment Income (Loss)(1)	0.88	0.27	(0.03)	0.23	0.55	0.68
Net Realized and Unrealized Gain (Loss)	(2.65)	13.23	3.54	(3.51)	6.66	7.27
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.77)	13.50	3.51	(3.28)	7.21	7.95
Distributions from Net Investment Income	(0.45)	(0.21)	(0.01)	(0.31)	(0.43)	(0.45)
Total Distributions	(0.45)	(0.21)	(0.01)	(0.31)	(0.43)	(0.45)
Net Asset Value, End of Year/Period	$64.32	$66.54	$53.25	$49.75	$53.34	$46.56
Market Value, End of Year/Period	$64.33	$66.49	$52.97	$49.69	$53.19	$46.61
Total Return
Total Investment Return Based on Net Asset Value(3)	(2.67)%	25.39%	7.06%	(6.16)%	15.45%	20.43%
Total Investment Return Based on Market(3)	(2.57)%	25.95%	6.62%	(6.00)%	15.01%	20.55%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$77,190	$88,836	$75,879	$108,198	$246,701	$65,185
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.94%	1.10%	1.02%	0.88%	1.02%	1.25%
Expenses, prior to expense waivers and reimbursements(4)	0.94%	0.96%	0.97%	1.07%	0.95%	1.43%
Net Investment Income (Loss)(4)	2.67%	0.44%	(0.06)%	0.47%	0.96%	1.55%
Portfolio Turnover Rate(5)	46%	85%	48%	120%	71%	108	%(6)

____________

*       Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(6)      During the year, the Fund underwent a sub-advisor change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio rate.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	For the period December 26, 2019* to June 30, 2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$27.86	$20.43	$25.09
Investment Operations
Net Investment Income (Loss)(1)	(0.03)	(0.11)	0.01
Net Realized and Unrealized Gain (Loss)	0.67	7.55	(4.67)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.64	7.44	(4.66)
Distributions from Net Investment Income	—	(0.01)	—
Distributions from Realized Capital Gains	(0.39)	—	—
Total Distributions	(0.39)	(0.01)	—
Net Asset Value, End of Year/Period	$28.11	$27.86	$20.43
Market Value, End of Year/Period	$28.12	$27.90	$20.44
Total Return
Total Investment Return Based on Net Asset Value(3)	2.32%	36.36%	(18.57)%
Total Investment Return Based on Market(3)	2.18%	36.52%	(18.53)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$83,919	$79,394	$39,333
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.91%	0.96%	0.99%
Expenses, prior to expense waivers and reimbursements(4)	0.91%	0.91%	1.19%
Net Investment Income (Loss)(4)	(0.18)%	(0.42)%	0.09%
Portfolio Turnover Rate(5)	216%	372%	147%
AdvisorShares Dorsey Wright FSM All Cap World ETF	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	For the period December 26, 2019* to June 30, 2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$36.63	$28.07	$25.12
Investment Operations
Net Investment Loss(1)	(0.07)	(0.12)	(0.02)
Net Realized and Unrealized Gain	1.83	8.74	2.97
Net Increase in Net Assets Resulting from Investment Operations(2)	1.76	8.62	2.95
Distributions from Realized Capital Gains	(0.55)	(0.06)	—
Total Distributions	(0.55)	(0.06)	—
Net Asset Value, End of Year/Period	$37.84	$36.63	$28.07
Market Value, End of Year/Period	$37.85	$36.67	$28.07
Total Return
Total Investment Return Based on Net Asset Value(3)	4.81%	30.70%	11.76%
Total Investment Return Based on Market(3)	4.71%	30.85%	11.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$150,787	$155,673	$73,685
Ratio to Average Net Assets of:(6)
Expenses, net of expense waivers and reimbursements(4)	0.88%	0.88%	0.99%
Expenses, prior to expense waivers and reimbursements(4)	0.88%	0.86%	1.12%
Net Investment Loss(4)	(0.40)%	(0.34)%	(0.17)%
Portfolio Turnover Rate(5)	102%	209%	46%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(6)      The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Dorsey Wright FSM US Core ETF	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021	For the period December 26, 2019* to June 30, 2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$37.09	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	0.02	(0.07)	0.05
Net Realized and Unrealized Gain	3.74	9.72	2.32
Net Increase in Net Assets Resulting from Investment Operations(2)	3.76	9.65	2.37
Distributions from Net Investment Income	—	(0.03)	—
Distributions from Realized Capital Gains	(0.14)	(0.04)	—
Total Distributions	(0.14)	(0.07)	—
Net Asset Value, End of Year/Period	$40.71	$37.09	$27.51
Market Value, End of Year/Period	$40.68	$37.16	$27.46
Total Return
Total Investment Return Based on Net Asset Value(3)	10.15%	35.08%	9.43%
Total Investment Return Based on Market(3)	9.86%	35.59%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$102,984	$93,649	$46,767
Ratio to Average Net Assets of:(4)
Expenses, net of expense waivers and reimbursements(5)	0.89%	0.92%	0.99%
Expenses, prior to expense waivers and reimbursements(5)	0.89%	0.89%	1.15%
Net Investment Income (Loss)(5)	0.08%	(0.22)%	0.37%
Portfolio Turnover Rate(6)	3%	64%	53%
AdvisorShares Dorsey Wright Micro-Cap ETF	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,		For the period July 11, 2018* to June 30, 2019
		2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$37.87	$21.12	$23.04	$24.71
Investment Operations
Net Investment Income (Loss)(1)	0.22	(0.04)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.31	16.79	(1.89)	(1.65)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.53	16.75	(1.90)	(1.67)
Distributions from Net Investment Income	(0.16)	—	(0.02)	—
Total Distributions	(0.16)	—	(0.02)	—
Net Asset Value, End of Year/Period	$39.24	$37.87	$21.12	$23.04
Market Value, End of Year/Period	$39.11	$37.92	$20.80	$23.02
Total Return
Total Investment Return Based on Net Asset Value(3)	4.05%	79.33%	(8.26)%	(6.79)%
Total Investment Return Based on Market(3)	3.56%	82.31%	(9.58)%	(6.86)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$11,577	$8,899	$2,112	$2,304
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	1.25%	1.25%	1.17%	0.99%
Expenses, prior to expense waivers and reimbursements(5)	1.67%	3.17%	4.98%	4.79%
Net Investment Income (Loss)(5)	1.16%	(0.12)%	(0.05)%	(0.11)%
Portfolio Turnover Rate(6)	55%	163%	119%	103%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

(5)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(6)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	Six months ended December 31, 2021 (Unaudited)		Years Ended June 30,				For the period July 11, 2018* to June 30, 2019
AdvisorShares Dorsey Wright Short ETF			2021		2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$8.59		$19.33		$24.90		$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.13)		(0.46)		(0.65)		0.13
Net Realized and Unrealized Gain (Loss)	0.08		(10.28)		(4.89)		(0.19)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.05)		(10.74)		(5.54)		(0.06)
Distributions from Net Investment Income	—		—		(0.03)		(0.04)
Total Distributions	—		—		(0.03)		(0.04)
Net Asset Value, End of Year/Period	$8.54		$8.59		$19.33		$24.90
Market Value, End of Year/Period	$8.50		$8.56		$19.36		$24.93
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.60)%		(55.58)%		(22.26)%		(0.27)%
Total Investment Return Based on Market(3)	(0.70)%		(55.79)%		(22.24)%		(0.18)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$31,889		$25,164		$113,098		$24,281
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	3.13	%(5)	3.48	%(5)	3.56	%(5)	2.70	%(5)
Expenses, prior to expense waivers and reimbursements(4)	3.08	%(5)	3.55	%(5)	3.56	%(5)	3.26	%(5)
Net Investment Income (Loss)(4)	(2.95)%		(3.18)%		(2.58)%		0.53%
Portfolio Turnover Rate(6)	92%		243%		555%		357%
	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
AdvisorShares DoubleLine Value Equity ETF		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$95.53	$66.37	$68.21	$67.88	$66.23	$55.56
Investment Operations
Net Investment Income(1)	0.48	0.95	0.82	0.62	0.53	0.47
Net Realized and Unrealized Gain (Loss)	3.37	29.23	(1.84)	0.45	1.59	10.93
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.85	30.18	(1.02)	1.07	2.12	11.40
Distributions from Net Investment Income	(1.06)	(1.02)	(0.82)	(0.74)	(0.47)	(0.73)
Total Distributions	(1.06)	(1.02)	(0.82)	(0.74)	(0.47)	(0.73)
Net Asset Value, End of Year/Period	$98.32	$95.53	$66.37	$68.21	$67.88	$66.23
Market Value, End of Year/Period	$98.17	$95.41	$66.28	$68.13	$67.88	$66.17
Total Return
Total Investment Return Based on Net Asset Value(3)	4.04%	45.78%	(1.63)%	1.74%	3.15%	20.55%
Total Investment Return Based on Market(3)	4.00%	45.79%	(1.65)%	1.63%	3.26%	20.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$48,178	$48,243	$41,483	$61,386	$95,034	$142,400
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.90%	0.90%	0.90%	0.90%	0.87%	0.90%
Expenses, prior to expense waivers and reimbursements(4)	0.97%	1.05%	1.07%	1.17%	1.07%	1.07%
Net Investment Income(4)	0.99%	1.18%	1.18%	0.93%	0.77%	0.76%
Portfolio Turnover Rate(6)	24%	40%	93%	218%	171%	180%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      The expense ratio includes interest and dividend expenses on short sales of 1.89%, 2.46%, 2.47% and 1.71% for the period ended December 31, 2021, June 30, 2021, June 30, 2020 and June 30, 2019, respectively.

(6)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,				For the period September 20, 2016* to
AdvisorShares Focused Equity ETF		2021	2020	2019	2018	June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$46.65	$35.67	$34.42	$31.80	$28.59	$25.00
Investment Operations
Net Investment Income(1)	0.04	0.10	0.14	0.16	0.13	0.06
Net Realized and Unrealized Gain	5.99	11.00	1.26	3.21	3.17	3.54
Net Increase in Net Assets Resulting from Investment Operations(2)	6.03	11.10	1.40	3.37	3.30	3.60
Distributions from Net Investment Income	(0.08)	(0.12)	(0.15)	(0.16)	(0.09)	(0.01)
Distributions from Realized Capital Gains	—	—	—	(0.59)	—	—
Total Distributions	(0.08)	(0.12)	(0.15)	(0.75)	(0.09)	(0.01)
Net Asset Value, End of Year/Period	$52.60	$46.65	$35.67	$34.42	$31.80	$28.59
Market Value, End of Year/Period	$53.38	$46.68	$34.88	$34.31	$31.79	$28.59
Total Return
Total Investment Return Based on Net Asset Value(3)	12.94%	31.15%	4.02%	11.09%	11.57%	14.39%
Total Investment Return Based on Market(3)	14.53%	34.20%	2.06%	10.74%	11.51%	14.40%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$33,135	$28,921	$19,616	$17,211	$14,311	$12,150
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.65%	0.66%	0.77%	0.72%	0.68%	0.75%
Expenses, prior to expense waivers and reimbursements(4)	1.05%	1.19%	1.43%	1.63%	1.39%	2.04%
Net Investment Income(4)	0.15%	0.24%	0.41%	0.49%	0.42%	0.28%
Portfolio Turnover Rate(5)	22%	25%	23%	19%	26%	36%
AdvisorShares Gerber Kawasaki ETF	For the period July 2, 2021* to December 31, 2021 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.00
Investment Operations
Net Investment Income(1)	0.01
Net Realized and Unrealized Gain	1.48
Distributions of Net Realized Gains by other investment companies	0.01
Net Increase in Net Assets Resulting from Investment Operations(2)	1.50
Distributions from Net Investment Income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Year/Period	$26.49
Market Value, End of Year/Period	$26.50
Total Return
Total Investment Return Based on Net Asset Value(3)	5.87%
Total Investment Return Based on Market(3)	5.91%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$26,757
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.75%
Expenses, prior to expense waivers and reimbursements(4)	1.41%
Net Investment Income(4)	0.08%
Portfolio Turnover Rate(5)	25%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Hotel ETF	Six months ended December 31, 2021 (Unaudited)	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$24.52	$24.32
Investment Operations
Net Investment Income(1)	0.01	0.13
Net Realized and Unrealized Gain	1.98	0.07
Net Increase in Net Assets Resulting from Investment Operations(2)	1.99	0.20
Distributions from Net Investment Income	(0.09)	—
Total Distributions	(0.09)	—
Net Asset Value, End of Year/Period	$26.42	$24.52
Market Value, End of Year/Period	$26.44	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	8.13%	0.81%
Total Investment Return Based on Market(3)	8.04%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$8,983	$7,724
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(4)	1.37%	6.60%
Net Investment Income(4)	0.08%	2.70%
Portfolio Turnover Rate(5)	40%	21%
	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
AdvisorShares Newfleet Multi-Sector Income ETF		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$48.85	$48.14	$48.44	$47.86	$48.68	$48.83
Investment Operations
Net Investment Income(1)	0.29	0.78	1.21	1.35	1.05	0.74
Net Realized and Unrealized Gain (Loss)	(0.41)	0.83	(0.22)	0.65	(0.62)	0.38
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.12)	1.61	0.99	2.00	0.43	1.12
Distributions from Net Investment Income	(0.37)	(0.90)	(1.29)	(1.42)	(1.25)	(1.27)
Total Distributions	(0.37)	(0.90)	(1.29)	(1.42)	(1.25)	(1.27)
Net Asset Value, End of Year/Period	$48.36	$48.85	$48.14	$48.44	$47.86	$48.68
Market Value, End of Year/Period	$48.34	$48.83	$48.17	$48.38	$47.79	$48.70
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.25)%	3.36%	2.10%	4.27%	0.87%	2.30%
Total Investment Return Based on Market(3)	(0.26)%	3.27%	2.28%	4.29%	0.70%	2.37%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$98,645	$96,959	$57,767	$75,080	$155,529	$258,005
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(4)	0.71%	0.78%	0.82%	0.96%	0.84%	0.80%
Net Investment Income(4)	1.19%	1.61%	2.51%	2.81%	2.17%	1.53%
Portfolio Turnover Rate(5)	31%	95%	63%	40%	66%	63%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(6)      Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
AdvisorShares North Square McKee Core Reserves ETF(1)		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$98.68	$98.46	$99.64	$99.21	$99.43	$99.43
Investment Operations
Net Investment Income(2)	0.20	0.83	2.03	2.37	1.53	0.97
Net Realized and Unrealized Gain (Loss)	(0.25)	0.23	(1.19)	0.33	(0.16)	0.11
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(0.05)	1.06	0.84	2.70	1.37	1.08
Distributions from Net Investment Income	(0.23)	(0.84)	(2.02)	(2.27)	(1.59)	(1.08)
Total Distributions	(0.23)	(0.84)	(2.02)	(2.27)	(1.59)	(1.08)
Net Asset Value, End of Year/Period	$98.40	$98.68	$98.46	$99.64	$99.21	$99.43
Market Value, End of Year/Period	$98.40	$98.68	$98.35	$99.61	$99.19	$99.44
Total Return
Total Investment Return Based on Net Asset Value(4)	(0.04)%	1.09%	0.83%	2.74%	1.38%	1.08%
Total Investment Return Based on Market(4)	(0.04)%	1.21%	0.75%	2.74%	1.34%	0.88%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$35,423	$42,432	$100,921	$72,240	$52,087	$84,519
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses, prior to expense waivers and reimbursements(5)	0.64%	0.57%	0.53%	0.65%	0.65%	0.50%
Net Investment Income(5)	0.41%	0.84%	2.05%	2.39%	1.53%	0.97%
Portfolio Turnover Rate(6)	39%	103%	101%	91%	74%	81%
	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
AdvisorShares North Square McKee ESG Core Bond ETF(7)		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.96	$25.58	$25.71	$25.39	$25.88	$25.61
Investment Operations
Net Investment Income(2)	0.29	0.43	0.81	1.04	0.90	0.81
Net Realized and Unrealized Gain (Loss)	(0.20)	0.36	(0.10)	0.38	(0.50)	0.25
Distributions of Net Realized Gains by other investment companies	—	0.08	—	—	—	0.01
Net Increase in Net Assets Resulting from Investment Operations(3)	0.09	0.87	0.71	1.42	0.40	1.07
Distributions from Net Investment Income	(0.26)	(0.49)	(0.84)	(1.10)	(0.89)	(0.80)
Total Distributions	(0.26)	(0.49)	(0.84)	(1.10)	(0.89)	(0.80)
Net Asset Value, End of Year/Period	$25.79	$25.96	$25.58	$25.71	$25.39	$25.88
Market Value, End of Year/Period	$25.74	$25.96	$25.57	$25.70	$25.38	$25.89
Total Return
Total Investment Return Based on Net Asset Value(4)	0.36%	3.44%	2.73%	5.82%	1.55%	4.23%
Total Investment Return Based on Market(4)	0.16%	3.46%	2.75%	5.80%	1.47%	4.24%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,739	$5,581	$8,312	$5,785	$18,405	$17,466
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	0.83%	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements(5)	2.42%	2.15%	1.50%	1.49%	1.22%	1.20%
Net Investment Income(5)	2.20%	1.65%	3.14%	4.14%	3.47%	3.15%
Portfolio Turnover Rate(6)	322%	256%	765%	150%	39%	21%

____________

(1)      Formerly known as AdvisorShares Sage Core Reserves ETF.

(2)      Based on average shares outstanding.

(3)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(6)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(7)      Formerly known as AdvisorShares FolioBeyond Smart Core Bond ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Poseidon Dynamic Cannabis ETF	For the period November 17, 2021* to December 31, 2021 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$10.00
Investment Operations
Net Investment Loss(1)	(0.01)
Net Realized and Unrealized Loss	(2.17)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(2.18)
Net Asset Value, End of Year/Period	$7.82
Market Value, End of Year/Period	$7.89
Total Return
Total Investment Return Based on Net Asset Value(3)	(21.75)%
Total Investment Return Based on Market(3)	(21.10)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$6,846
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.99%
Expenses, prior to expense waivers and reimbursements(4)	3.29%
Net Investment Loss(4)	(0.81)%
Portfolio Turnover Rate(5)	17%
AdvisorShares Psychedelics ETF	For the period September 16, 2021* to December 31, 2021 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$10.00
Investment Operations
Net Investment Loss(1)	(0.02)
Net Realized and Unrealized Loss	(4.40)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(4.42)
Net Asset Value, End of Year/Period	$5.58
Market Value, End of Year/Period	$5.85
Total Return
Total Investment Return Based on Net Asset Value(3)	(44.18)%
Total Investment Return Based on Market(3)	(41.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$6,698
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.99%
Expenses, prior to expense waivers and reimbursements(4)	3.30%
Net Investment Loss(4)	(0.85)%
Portfolio Turnover Rate(5)	20%

____________

*         Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Pure Cannabis ETF	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,		For the period April 17, 2019* to June 30, 2019
		2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$21.15	$10.17	$22.99	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.01)	0.04	0.70	0.06
Net Realized and Unrealized Gain (Loss)	(7.57)	11.05	(12.75)	(2.07)
Distributions of Net Realized Gains by other investment companies	0.01	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(7.57)	11.09	(12.05)	(2.01)
Distributions from Net Investment Income	—	(0.11)	(0.70)	—
Distributions from Realized Capital Gains	(0.51)	—	(0.07)	—
Total Distributions	(0.51)	(0.11)	(0.77)	—
Net Asset Value, End of Year/Period	$13.07	$21.15	$10.17	$22.99
Market Value, End of Year/Period	$12.99	$21.12	$10.18	$23.02
Total Return
Total Investment Return Based on Net Asset Value(3)	(35.79)%	109.96%	(52.76)%	(8.06)%
Total Investment Return Based on Market(3)	(36.07)%	109.35%	(52.70)%	(7.92)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$191,916	$354,408	$45,503	$59,762
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.71%	0.74%	0.74%	0.74%
Expenses, prior to expense waivers and reimbursements(4)	0.72%	0.69%	1.17%	1.10%
Net Investment Income (Loss)(4)	(0.12)%	0.21%	5.67%	1.35%
Portfolio Turnover Rate(5)	14%	46%	59%	26%
AdvisorShares Pure US Cannabis ETF	Six months ended December 31, 2021 (Unaudited)	For the period September 1, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$40.22	$25.00
Investment Operations
Net Investment Loss(1)	(0.07)	(0.17)
Net Realized and Unrealized Gain (Loss)	(14.56)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(14.63)	15.22
Distributions from Realized Capital Gains	(0.07)	—
Total Distributions	(0.07)	—
Net Asset Value, End of Year/Period	$25.52	$40.22
Market Value, End of Year/Period	$25.58	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	(36.36)%	60.86%
Total Investment Return Based on Market(3)	(36.00)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$1,143,694	$950,694
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	0.71%	0.69%
Expenses, prior to expense waivers and reimbursements(4)	0.71%	0.69%
Net Investment Loss(4)	(0.48)%	(0.49)%
Portfolio Turnover Rate(5)	10%	68%

____________

*        Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(5)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Q Dynamic Growth ETF	Six months ended December 31, 2021 (Unaudited)	For the period December 28, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.12	$25.00
Investment Operations
Net Investment Loss(1)	(0.07)	(0.09)
Net Realized and Unrealized Gain	2.51	3.21
Net Increase in Net Assets Resulting from Investment Operations(2)	2.44	3.12
Net Asset Value, End of Year/Period	$30.56	$28.12
Market Value, End of Year/Period	$30.56	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	8.66%	12.50%
Total Investment Return Based on Market(3)	8.64%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$126,959	$68,763
Ratio to Average Net Assets of:(4)
Expenses, net of expense waivers and reimbursements(5)	1.15%	1.43%
Expenses, prior to expense waivers and reimbursements(5)	1.13%	1.49%
Net Investment Loss(5)	(0.46)%	(0.65)%
Portfolio Turnover Rate(6)	39%	61%
AdvisorShares Q Portfolio Blended Allocation ETF	Six months ended December 31, 2021 (Unaudited)	For the period December 28, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.77	$25.00
Investment Operations
Net Investment Income(1)	0.03	0.01
Net Realized and Unrealized Gain	1.25	0.76
Distributions of Net Realized Gains by other investment companies	0.00 (7)	0.00 (7)
Net Increase in Net Assets Resulting from Investment Operations(2)	1.28	0.77
Distributions from Net Investment Income	(0.08)	—
Total Distributions	(0.08)	—
Net Asset Value, End of Year/Period	$26.97	$25.77
Market Value, End of Year/Period	$26.96	$25.76
Total Return
Total Investment Return Based on Net Asset Value(3)	4.95%	3.07%
Total Investment Return Based on Market(3)	4.95%	3.04%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$5,798	$3,479
Ratio to Average Net Assets of:(4)
Expenses, net of expense waivers and reimbursements(5)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(5)	2.92%	3.59%
Net Investment Income(5)	0.22%	0.04%
Portfolio Turnover Rate(6)	121%	248%

____________

*        Commencement of operations.

(1)      Based on average shares outstanding.

(2)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(4)      The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

(5)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(6)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(7)      Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Ranger Equity Bear ETF	Six months ended December 31, 2021 (Unaudited)		Years Ended June 30,
			2021(1)		2020(1)		2019(1)		2018(1)		2017(1)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$23.00		$48.55		$63.84		$78.01		$85.65		$106.05
Investment Operations
Net Investment Income (Loss)(2)	(0.58)		(1.59)		(0.64)		0.13		(1.34)		(2.00)
Net Realized and Unrealized Gain (Loss)	2.27		(23.96)		(14.55)		(14.30)		(6.30)		(18.40)
Distributions of Net Realized Gains by other investment companies	—		0.00	(3)	—		—		—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	1.69		(25.55)		(15.19)		(14.17)		(7.64)		(20.40)
Distributions from Net Investment Income	—		—		(0.10)		—		—		—
Total Distributions	—		—		(0.10)		—		—		—
Net Asset Value, End of Year/Period	$24.69		$23.00		$48.55		$63.84		$78.01		$85.65
Market Value, End of Year/Period	$24.69		$23.00		$48.50		$63.90		$77.80		$85.50
Total Return
Total Investment Return Based on Net Asset Value(5)	7.34%		(52.62)%		(23.79)%		(18.16)%		(8.92)%		(19.24)%
Total Investment Return Based on Market(5)	7.35%		(52.58)%		(23.94)%		(17.87)%		(9.01)%		(19.42)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$74,380		$50,655		$162,019		$135,814		$133,587		$174,504
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	4.83	%(7)	4.90	%(7)	3.10	%(7)	2.94	%(7)	2.52	%(7)	2.67	%(7)
Expenses, prior to expense waivers and reimbursements(6)	4.83	%(7)	4.90	%(7)	3.10	%(7)	2.94	%(7)	2.52	%(7)	2.67	%(7)
Net Investment Income (Loss)(6)	(4.69)%		(4.49)%		(1.07)%		0.18%		(1.63)%		(2.15)%
Portfolio Turnover Rate(8)	793%		669%		593%		338%		301%		245%
AdvisorShares Restaurant ETF	Six months ended December 31, 2021 (Unaudited)	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$24.44	$24.69
Investment Operations
Net Investment Loss(2)	(0.01)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.87)	(0.25)
Net Decrease in Net Assets Resulting from Investment Operations(4)	(0.88)	(0.25)
Distributions from Net Investment Income	(0.04)	—
Total Distributions	(0.04)	—
Net Asset Value, End of Year/Period	$23.52	$24.44
Market Value, End of Year/Period	$23.52	$24.44
Total Return
Total Investment Return Based on Net Asset Value(5)	(3.64)%	(1.01)%
Total Investment Return Based on Market(5)	(3.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,115	$5,988
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(6)	1.94%	7.93%
Net Investment Loss(6)	(0.06)%	(0.03)%
Portfolio Turnover Rate(8)	27%	26%

____________

*        Commencement of operations.

(1)      After the close of business on February 5, 2021, the Fund’s applicable class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

(2)      Based on average shares outstanding.

(3)      Amount represents less than $0.005 or 0.005%.

(4)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(5)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(6)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(7)      The expense ratio includes interest and dividend expenses on short sales of 3.11%, 3.14%, 1.42%, 1.22%, 0.84%, and 1.03% for the periods ended December 31, 2021, June 30, 2021, June 30, 2020, June 30, 2019, June 30, 2018, and June 30, 2017, respectively.

(8)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares STAR Global Buy-Write ETF	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,
		2021	2020	2019	2018	2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$39.83	$32.20	$32.28	$30.99	$29.13	$26.77
Investment Operations
Net Investment Income (Loss)(1)	0.11	(0.16)	0.09	0.13	0.11	0.09
Net Realized and Unrealized Gain (Loss)	1.38	7.89	(0.02)	1.29	1.75	2.48
Distributions of Net Realized Gains by other investment companies	—	0.00 (2)	—	—	0.00 (2)	0.01
Net Increase in Net Assets Resulting from Investment Operations(3)	1.49	7.73	0.07	1.42	1.86	2.58
Distributions from Net Investment Income	—	(0.10)	(0.15)	(0.13)	—	(0.22)
Distributions from Realized Capital Gains	(0.23)	—	—	—	—	—
Total Distributions	(0.23)	(0.10)	(0.15)	(0.13)	—	(0.22)
Net Asset Value, End of Year/Period	$41.09	$39.83	$32.20	$32.28	$30.99	$29.13
Market Value, End of Year/Period	$41.13	$39.83	$32.25	$32.19	$31.01	$29.13
Total Return
Total Investment Return Based on Net Asset Value(4)	3.73%	24.04%	0.20%	4.62%	6.41%	9.70%
Total Investment Return Based on Market(4)	3.84%	23.86%	0.63%	4.27%	6.45%	9.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$29,587	$18,323	$12,882	$14,527	$17,047	$17,477
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements(6)	1.91%	2.48%	2.20%	2.34%	2.18%	2.14%
Net Investment Income (Loss)(6)	0.56%	(0.43)%	0.26%	0.43%	0.38%	0.32%
Portfolio Turnover Rate(7)	15%	55%	47%	49%	12%	26%
AdvisorShares Vice ETF	Six months ended December 31, 2021 (Unaudited)	Years Ended June 30,			For the period December 12, 2017* to June 30, 2018
		2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$36.07	$22.81	$25.11	$25.60	$25.00
Investment Operations
Net Investment Income(1)	0.14	0.19	0.42	0.45	0.23
Net Realized and Unrealized Gain (Loss)	(2.93)	13.44	(2.10)	(0.57)	0.41
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(2.79)	13.63	(1.68)	(0.12)	0.64
Distributions from Net Investment Income	(0.14)	(0.37)	(0.62)	(0.37)	(0.04)
Distributions from Realized Capital Gains	(0.18)	—	—	—	—
Total Distributions	(0.32)	(0.37)	(0.62)	(0.37)	(0.04)
Net Asset Value, End of Year/Period	$32.96	$36.07	$22.81	$25.11	$25.60
Market Value, End of Year/Period	$32.99	$36.06	$22.80	$25.12	$25.68
Total Return
Total Investment Return Based on Net Asset Value(4)	(7.73)%	59.98%	(6.91)%	(0.22)%	2.58%
Total Investment Return Based on Market(4)	(7.61)%	60.05%	(6.99)%	(0.50)%	2.89%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$12,030	$13,889	$9,126	$13,183	$12,800
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.99%	0.99%	0.90%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	1.61%	1.71%	1.59%	1.43%	2.18%
Net Investment Income(6)	0.85%	0.63%	1.77%	1.79%	1.64%
Portfolio Turnover Rate(7)	32%	125%	41%	76%	25%

____________

*        Commencement of operations.

(1)      Based on average shares outstanding.

(2)      Amount represents less than $0.005 or 0.005%.

(3)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)      The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

(6)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(7)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Notes to Financial Statements December 31, 2021 (Unaudited)
1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). As of December 31, 2021, the Trust is comprised of 24 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Alpha DNA Equity Sentiment ETF	SENT	February 2, 2021
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	DWEQ	December 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Micro Cap ETF	DWMC	July 10, 2018
AdvisorShares Dorsey Wright Short ETF	DWSH	July 10, 2018
AdvisorShares Double Line Value ETF	DBLV	October 4, 2011
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares North Square McKee Core Reserves ETF*	HOLD	January 14, 2014
AdvisorShares North Square McKee ESG Core Bond ETF**	MENV	June 21, 2011
AdvisorShares Poseidon Dynamic Cannabis ETF	PSDN	November 17, 2021
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Q Portfolio Blended Allocation ETF	QPT	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

____________

*         Effective November 1, 2021, AdvisorShares Sage Core Reserves ETF changed its name to AdvisorShares North Square McKee Core Reserves ETF.

**        Effective November 1, 2021, AdvisorShares FolioBeyond Smart Core Bond ETF changed its name and ticker to AdvisorShares North Square McKee ESG Core Bond ETF (MENV).

AdvisorShares Alpha DNA Equity Sentiment ETF (“Alpha DNA Equity Sentiment ETF”) seeks to provide long-term capital appreciation.

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
1. Organization – (continued)

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (“Dorsey Wright Alpha Equal Weight ETF”) seeks to provide long-term capital appreciation.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Micro-Cap ETF (“Dorsey Wright Micro-Cap ETF”) seeks long term capital appreciation.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares DoubleLine Value Equity ETF (‘‘DoubleLine Value Equity ETF”) seeks to generate long-term capital appreciation.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks to provide long-term capital appreciation..

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates.

AdvisorShares North Square McKee Core Reserves ETF (“North Square McKee Core Reserves ETF”) seeks to preserve capital while maximizing income.

AdvisorShares North Square McKee ESG Core Bond ETF (“North Square McKee ESG Core Bond ETF”) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index.

AdvisorShares Poseidon Dynamic Cannabis ETF (“Poseidon Dynamic Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Q Portfolio Blended Allocation ETF (“Q Portfolio Blended Allocation ETF”) seeks to maximize total return over the long-term.

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks to provide long-term capital appreciation.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
1. Organization – (continued)

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs, ETNs, and ETPs), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

For the period ended December 31, 2021, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2021	% of Fund Net Assets as of December 31, 2021	Reference location
Dorsey Wright FSM All Cap World ETF	Invesco Nasdaq 100 ETF	$75,118,515	49.8%	https://www.invesco.com
	Invesco S&P 500 Pure Growth ETF	75,585,295	50.1%	https://www.invesco.com
Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series 1	51,230,747	49.7%	https://www.invesco.com
	Invesco S&P 500 Equal Weight ETF	51,522,581	50.0%	https://www.invesco.com
Dorsey Wright Short ETF	AdvisorShares North Square McKee Core Reserves ETF	9,840,000	30.9%	Contained within this report.
Pure Cannabis	AdvisorShares Pure US Cannabis	65,949,832	34.4	Contained within this report.
Q Dynamic Growth ETF	Invesco QQQ Trust Series 1	50,113,584	39.5	https://www.invesco.com
	Technology Select Sector SPDR Fund	382,065,309	30.1	https://www.ssga.com
Q Portfolio Blended Allocation ETF	iShares 20+ Year Treasury Bond ETF	1,696,035	29.3	https://www.ishares.com
Ranger Equity Bear ETF	AdvisorShares North Square McKee Core Reserves ETF	19,680,000	26.5	Contained within this report.
STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	10,957,802	37.0	https://us.spdrs.com

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
1. Organization – (continued)

Reverse Split

After the close of the markets on February 5, 2021 (the Record Date), the AdvisorShares Ranger Equity Bear ETF effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio, with approval by the Board. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on February 8, 2021.

The effect of the reverse split was reducing the number of Shares outstanding and resulted in a proportionate increase in the NAV per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an Over-the-Counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (‘‘futures’’), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2021, the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Ranger Equity Bear ETF for the period ended December 31, 2021 was $636,395, which is included as Interest on Securities Sold, Not Yet Purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

The money market instruments and repurchase agreements income related to the Program earned by the Funds is disclosed on the Statements of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2021 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Asset and Liabilities.

Fund and Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statements of Assets and (Liabilities)	Net Amounts Presented in the Statements of Assets and (Liabilities)	Gross Amounts not offset in the Statements of Assets and Liabilities			Net Amount
				Financial Instruments		Collateral Pledged/ Received
Alpha DNA Equity Sentiment ETF
Securities Lending	$(406,670)	$—	$(406,670)	$406,670	(1)	$—	—
Repurchase Agreements and Money Market Instruments	406,670	—	406,670	406,670	(2)	—	—
Dorsey Wright ADR ETF
Securities Lending	(9,849,111)	—	(9,849,111)	9,849,111	(1)	—	—
Repurchase Agreements and Money Market Instruments	9,849,111	—	9,849,111	9,849,111	(2)	—	—
Dorsey Wright Alpha Equal Weight ETF
Securities Lending	(1,124,574)	—	(1,124,574)	1,124,574	(1)	—	—
Repurchase Agreements and Money Market Instruments	1,124,574	—	1,124,574	1,124,574	(2)	—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(51,261,276)	—	(51,261,276)	51,261,276	(1)	—	—
Repurchase Agreements and Money Market Instruments	51,261,276	—	51,261,276	51,261,276	(2)	—	—
Dorsey Wright Micro-Cap ETF
Securities Lending	(376,169)	—	(376,169)	376,169	(1)	—	—
Repurchase Agreements and Money Market Instruments	376,169	—	376,169	376,169	(2)	—	—
DoubleLine Value Equity ETF
Securities Lending	(599,874)	—	(599,874)	599,874	(1)	—	—
Repurchase Agreements and Money Market Instruments	599,874	—	599,874	599,874	(2)	—	—
Gerber Kawasaki ETF						—	—
Securities Lending	(1,079,079)	—	(1,079,079)	1,079,079	(1)	—	—
Repurchase Agreements and Money Market Instruments	1,079,079	—	1,079,079	1,079,079	(2)
Hotel ETF
Securities Lending	(144,598)	—	(144,598)	144,598	(1)	—	—
Repurchase Agreements and Money Market Instruments	144,598	—	144,598	144,598	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(2,854,012)	—	(2,854,012)	2,854,012	(1)	—	—
Repurchase Agreements and Money Market Instruments	2,854,012	—	2,854,012	2,854,012	(2)	—	—

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)
Fund and Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statements of Assets and (Liabilities)	Net Amounts Presented in the Statements of Assets and (Liabilities)	Gross Amounts not offset in the Statements of Assets and Liabilities			Net Amount
				Financial Instruments		Collateral Pledged/ Received
North Square McKee ESG Core Bond ETF
Securities Lending	$(52,597)	$—	$(52,597)	$52,597	(1)	$—	—
Repurchase Agreements and Money Market Instruments	52,597	—	52,597	52,597	(2)	—	—
Psychedelics ETF
Securities Lending	(854,343)	—	(854,343)	854,343	(1)	—	—
Repurchase Agreements and Money Market Instruments	854,343	—	854,343	854,343	(2)	—	—
Swaps	(241,372)	—	(241,372)	—	(2)	—	(241,372)
Pure Cannabis ETF
Securities Lending	(4,579,267)	—	(4,579,267)	4,579,267	(1)	—	—
Repurchase Agreements and Money Market Instruments	4,579,267	—	4,579,267	4,579,267	(2)	—	—
Swaps	(9,751,143)	—	(9,751,143)	—	(2)	—	(9,751,143)
Pure US Cannabis ETF
Securities Lending	(8,795,598)	—	(8,795,598)	8,795,598	(1)	—	—
Repurchase Agreements and Money Market Instruments	8,975,598	—	8,975,598	8,975,598	(2)	—	—
Swaps	(211,929,221)	—	(211,929,221)	—	(2)	—	(211,929,221)
AdvisorShares Q Dynamic Growth ETF
Securities Lending	(10,108,746)	—	(10,108,746)	10,108,746	(1)	—	—
Repurchase Agreements and Money Market Instruments	10,108,746	—	10,108,746	10,108,746	(2)	—	—
AdvisorShares Q Portfolio Blended Allocation ETF
Securities Lending	(2,150,321)	—	(2,150,321)	2,150,321	(1)	—	—
Repurchase Agreements and Money Market Instruments	2,150,321	—	2,150,321	2,150,321	(2)	—	—
AdvisorShares Restaurant ETF
Securities Lending	(147,544)	—	(147,544)	147,544	(1)	—	—
Repurchase Agreements and Money Market Instruments	147,544	—	147,544	147,544	(2)	—	—
STAR Global Buy-Write ETF
Securities Lending	(3,478,383)	—	(3,478,383)	3,478,383	(1)	—	—
Repurchase Agreements and Money Market Instruments	3,478,383	—	3,478,383	3,478,383	(2)	—	—
Vice ETF
Securities Lending	(90,634)	—	(90,634)	90,634	(1)	—	—
Repurchase Agreements and Money Market Instruments	90,634	—	90,634	90,634	(2)	—	—

____________

(1)      Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and shares of Money Market instruments.

(2)      Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation. Amounts may also include Money Market instruments.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment advisor. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisors, if applicable. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Alpha DNA Equity Sentiment ETF	0.76%
Dorsey Wright ADR ETF	0.75%
Dorsey Wright Alpha Equal Weight ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Micro-CAP ETF	0.75%
Dorsey Wright Short ETF	0.75%
DoubleLine Value Equity ETF	0.70%

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)
Fund:	Rate:
Focused Equity ETF	0.75	%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
Newfleet Multi-Sector Income ETF	0.50%
North Square McKee Core Reserves ETF	0.30	%**
North Square McKee ESG Core Bond ETF	0.24	%***
Poseidon Dynamic Cannabis ETF	0.80%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60	%****
Pure US Cannabis ETF	0.60%
Q Dynamic Growth ETF	1.00	%*
Q Portfolio Blended Allocation ETF	0.74	%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	1.35%
Vice ETF	0.60%

____________

*        The Advisor’s advisory fee has two components — the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%
Q Portfolio Blended Allocation ETF	Blended 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index	0.64% to 0.84%

____________

**       Effective November 1, 2021, AdvisorShares Sage Core Reserves ETF changed its name to AdvisorShares North Square McKee Core Reserves ETF and the Fund’s investment advisory fee of 0.30% did not change.

***      Effective November 1, 2021, AdvisorShares FolioBeyond Smart Core Bond ETF changed its name to AdvisorShares North Square McKee ESG Core Bond ETF and the Fund’s investment advisory fee changed from 0.50% to 0.24%.

****    Prior to November 24, 2021, the advisory fee was 0.60%. Effective November 24, 2021, the advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, and is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
AdvisorShares Alpha DNA Equity Sentiment ETF	Alpha DNA Investment Management LL	0.45%
AdvisorShares Dorsey Wright ADR ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Micro Cap ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Short ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares DoubleLine Value ETF	Doubleline Equity LP	0.35%
AdvisorShares Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
AdvisorShares Newfleet Multi-Sector Income ETF	Newfleet Asset Management, LLC	0.25%
AdvisorShares North Square McKee Core Reserves ETF	CMS Advisors, LLC	0.12%**
AdvisorShares North Square McKee ESG Core Bond ETF	CMS Advisors, LLC	0.12%
AdvisorShares Poseidon Dynamic Cannabis ETF	Poseidon Investment Management, LLC	0.50%
AdvisorShares Q Dynamic Growth ETF	ThinkBetter, LLC	0.65%*
AdvisorShares Q Portfolio Blended Allocation ETF	ThinkBetter, LLC	0.50%*
AdvisorShares Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
AdvisorShares STAR Global Buy-Write ETF	ChangePath, LLC	0.85%

____________

*        The sub-advisory fee has two components — the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the sub-adviser is paid when net performance is in line with a pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If a Fund outperforms the performance benchmark, the sub-adviser may receive an upward fee adjustment. If a Fund underperforms the performance benchmark, the sub-adviser may receive a downward fee adjustment. The performance fee adjustment is derived by comparing a Fund’s performance over a rolling twelve-month period to its performance benchmark, which is the S&P 500 Index for AdvisorShares Q Dynamic Growth ETF and Blended 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Bond Index for AdvisorShares Q Portfolio Blended Allocation ETF. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the sub-adviser’s annual sub-advisory fee may range from 0.40% to 0.60% of AdvisorShares Q Portfolio Blended Allocation ETF’s average daily net assets and 0.55% to 0.75% of AdvisorShares Q Dynamic Growth ETF’s average daily net assets.

**       Effective November 1, 2021, the Fund’s sub-advisory fee was changed from 0.15% to 0.12% of the Fund’s daily net assets. The fees reflected prior to November 1, 2021 represent the sub-advisory fees paid to Sage Advisory Services, Ltd. Co., the Fund’s former investment sub-advisor.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if the current expense limitation is lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The expense limits in effect for each Fund during the period ended December 31, 2021 were as follows:

Fund:	Rate:
Alpha DNA Equity Sentiment ETF	1.12%
Dorsey Wright ADR ETF	1.10%(a)
Dorsey Wright Alpha Equal Weight ETF	0.99%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Micro-Cap ETF	1.25%(b)
Dorsey Wright Short ETF	1.25%(b)
DoubleLine Value Equity ETF	0.90%
Focused Equity ETF	0.65% – 0.85%(c)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.79%
Newfleet Multi-Sector Income ETF	0.75%
North Square McKee Core Reserves ETF	0.35%
North Square McKee ESG Core Bond ETF	0.47%
Poseidon Dynamic Cannabis ETF	0.99%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Cannabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Q Portfolio Blended Allocation ETF	0.99%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.79%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%(d)

____________

(a)      Prior to November 1, 2019, the expense limit was 0.88%.

(b)      Prior to November 1, 2019, the expense limit was 0.99%.

(c)      The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

(d)      Prior to November 1, 2019, the expense limit was 0.75%.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

The Advisor may recapture operating expenses waived and/or reimbursed within three years after the date on which such waiver or reimbursement occurred. The Funds must pay their ordinary operating expenses before the Advisor is permitted to recapture and must remain in compliance with any applicable expense limitation. All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	$220,876	$105,551	6/30/2022
Total	220,876	105,551

Dorsey Wright Alpha Equal Weight ETF	31,003	—	6/30/2023
Total	31,003	—

Dorsey Wright FSM All Cap World ETF	22,184	—	6/30/2023
Total	22,184	—

Dorsey Wright FSM US Core ETF	26,148	—	6/30/2023
Total	26,148	—

Dorsey Wright Micro Cap ETF	86,234	86,234	6/30/2022
	77,363	77,363	6/30/2023
	82,864	82,864	6/30/2024
Total	246,461	246,461

Dorsey Wright Short ETF	42,681	42,681	6/30/2022
Total	42,681	42,681

DoubleLine Value Equity ETF	200,619	200,619	6/30/2022
	91,372	91,372	6/30/2023
	67,609	67,609	6/30/2024
Total	359,600	359,600

Focused Equity ETF	136,738	136,738	6/30/2022
	125,698	125,698	6/30/2023
	125,958	125,958	6/30/2024
Total	388,394	388,394

Hotel ETF	47,305	47,305	6/30/2024
Total	47,305	47,305

Newfleet Multi-Sector Income ETF	249,159	249,159	6/30/2022
	50,459	50,459	6/30/2023
	21,007	21,007	6/30/2024
Total	320,625	320,625

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)
Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
North Square McKee Core Reserves ETF	$192,747	$192,747	6/30/2022
	165,567	165,567	6/30/2023
	158,115	158,115	6/30/2024
Total	516,429	516,429

North Square McKee ESG Core Bond ETF	82,792	82,792	6/30/2022
	39,057	39,057	6/30/2023
	79,608	79,608	6/30/2024
Total	201,457	201,457

Pure Cannabis ETF	33,071	—	6/30/2022
	196,096	114,084	6/30/2023
Total	229,167	114,084

Pure US Cannabis ETF	16,091	16,091	6/30/2024
Total	16,091	16,091

Q Dynamic Growith ETF	10,281	10,281	6/30/2024
Total	10,281	10,281

Q Portfolio Blended Allocation ETF	71,767	71,767	6/30/2024
Total	71,767	71,767

Restaurant ETF	47,820	47,820	6/30/2024
Total	47,820	47,820

STAR Global Buy-Write ETF	77,386	77,386	6/30/2022
	49,370	49,370	6/30/2023
	78,833	78,833	6/30/2024
Total	205,589	205,589

Vice ETF	89,372	89,372	6/30/2022
	79,288	79,288	6/30/2023
	83,764	83,764	6/30/2024
Total	252,424	252,424

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•        Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•        Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
5. Summary of Fair Value Disclosure – (continued)

materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2021, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk
Psychedelics ETF	Unrealized Appreciation on Swaps Contracts	$10,800
Fund:	Liability Derivatives:	Equity Risk
Poseidon Dynamic Cannabis ETF	Unrealized Depreciation on Swaps Contracts	$(3,565)
Psychedelics ETF	Unrealized Depreciation on Swaps Contracts	(252,172)
Pure Cannabis ETF	Unrealized Depreciation on Swaps Contracts	(9,751,143)
Pure US Cannabis ETF	Unrealized Depreciation on Swaps Contracts	(211,929,221)
STAR Global Buy-Write ETF	Options Written, at value	(45,239)

Transactions in derivative instruments during the period ended December 31, 2021, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Credit Risk
Pure Cannabis ETF	Swaps	$(25,859,299)	$—
Pure US Cannabis ETF	Swaps	(230,554,640)	—
STAR Global Buy-Write ETF	Options Written	(30,479)	—
STAR Global Buy-Write ETF	Purchased Options	(82,631)	—
Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Credit Risk
Alpha DNA Equity Sentiment ETF	Purchased Options	$(756,745)	$—
Pure Cannabis ETF	Swaps	(12,174,795)	—
Pure US Cannabis ETF	Swaps	(151,406,224)	—
STAR Global Buy-Write ETF	Options Written	(14,686)	—
STAR Global Buy-Write ETF	Purchased Options	(30,613)	—

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
6. Derivative Instruments – (continued)

For the period ended December 31, 2021, the average volume of the derivatives opened by the Funds was as follows:

	Alpha DNA Equity Sentiment ETF	Poseidon Dynamic Cannabis ETF	Psychedelics ETF	Pure Cannabis ETF	Pure US Cannabis ETF	STAR Global Buy- Write ETF
Futures Contracts	$—	$—	$—	$—	$—	$—
Long Swaps Contracts	—	9,596	50,471	1,084,736	1,073,093	—
Purchased Options Contracts	257,904	—	—	—	—	35,278
Written Options Contracts	—	—	—	—	—	8,251

7. Federal Income Tax

Each Fund intends to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2018 − 2020), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2021, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Alpha DNA Equity Sentiment ETF	$67,613,919	$3,284,008	$(1,458,085)	$1,825,923	$—
Dorsey Wright ADR ETF	86,811,248	20,409,485	(1,351,183)	19,058,302	—
Dorsey Wright Alpha Equal Weight ETF	79,553,699	3,169,069	(3,277,728)	(108,659)	—
Dorsey Wright FSM All Cap World ETF	238,666,127	—	(3,966,704)	(3,966,704)	—
Dorsey Wright FSM US Core ETF	124,588,493	14,788,092	(257,909)	14,530,183	—
Dorsey Wright Micro-Cap ETF	7,971,797	2,074,140	(159,093)	1,915,047	—
Dorsey Wright Short ETF	33,819,648	1,328,291	(1,323,271)	5,020	(410,425)
DoubleLine Value Equity ETF	38,392,337	12,269,579	(899,707)	11,369,872	—
Focused Equity ETF	20,765,562	8,283,837	(86,579)	8,197,258	—
Hotel ETF	8,076,737	93,395	(400,273)	(306,878)	—
Newfleet Multi-Sector Income ETF	98,243,596	902,743	(231,510)	671,233	—

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
7. Federal Income Tax – (continued)
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
North Square McKee Core Reserves ETF	$43,094,665	$137,994	$(6,246)	$131,748	$—
North Square McKee ESG Core Bond ETF	5,603,025	54,980	(36,868)	18,112	—
Pure Cannabis ETF	335,060,049	228,569,786	(243,916,939)	(15,347,153)	2,423,201
Pure US Cannabis ETF	657,557,918	1,123,927,286	(1,131,692,034)	(7,764,748)	(60,522,997)
Q Dynamic Growth ETF	86,188,852	4,926,648	(154,181)	4,772,467	—
Q Portfolio Blended Allocation ETF	4,361,055	191,229	(64,054)	127,175	—
Ranger Equity Bear ETF	144,754,313	519,035	(669,035)	(150,000)	(1,145,139)
Restaurant ETF	6,087,389	152,258	(227,220)	(74,962)	—
STAR Global Buy-Write ETF	16,888,171	1,607,246	(54,086)	1,553,160	(2,638)
Vice ETF	11,202,703	3,337,932	(300,212)	3,037,720	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2021 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post- October Loss	Long-Term Capital Post-October Loss
Alpha DNA Equity Sentiment ETF	$159,177	$—	$—
Dorsey Wright ADR ETF	—	—	—
Dorsey Wright Alpha Equal Weight ETF	—	—	—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Micro-Cap ETF	2,072	—	—
Dorsey Wright Short ETF	399,396	—	—
DoubleLine Value Equity ETF	—	—	—
Focused Equity ETF	—	—	—
Hotel ETF	—	—	—
Newfleet Multi-Sector Income ETF	—	—	—
North Square McKee Core Reserves ETF	—	—	—
North Square McKee ESG Core Bond ETF	—	—	—
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	—	—	—
Q Dynamic Growth ETF	112,454	—	—
Q Portfolio Blended Allocation ETF	—	—	—
Ranger Equity Bear ETF	1,195,402	—	—
Restaurant ETF	1,554	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Alpha DNA Equity Sentiment ETF	$609,821	$—	$609,821
Dorsey Wright ADR ETF	48,830,902	—	48,830,902
Dorsey Wright Alpha Equal Weight ETF	—	—	—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	—	—	—
Dorsey Wright Micro-Cap ETF	856,571	—	856,571
Dorsey Wright Short ETF	84,531,744	139,071	84,670,815
DoubleLine Value Equity ETF	28,233,007	146,240	28,379,247
Focused Equity ETF	42,311	404,533	446,844
Hotel ETF	16,142	—	16,142
Newfleet Multi-Sector Income ETF	2,006,393	5,756,970	7,763,363
North Square McKee Core Reserves ETF	1,051,480	12,574	1,064,054
North Square McKee ESG Core Bond ETF	253,410	719,752	973,162
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	—	—	—
Q Dynamic Growth ETF	466,983	—	466,983
Q Portfolio Blended Allocation ETF	296,802	—	296,802
Ranger Equity Bear ETF	368,708,556	564,348	369,272,904
Restaurant ETF	3,324	—	3,324
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	233,930	233,930

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2021:

Fund	Utilized Amount
Alpha DNA Equity Sentiment ETF	$—
Dorsey Wright ADR ETF	13,907,583
Dorsey Wright Alpha Equal Weight ETF	9,481,255
Dorsey Wright FSM All Cap World ETF	—
Dorsey Wright FSM US Core ETF	—
Dorsey Wright Micro-Cap ETF	—
Dorsey Wright Short ETF	—
DoubleLine Value Equity ETF	3,321,032
Focused Equity ETF	248,688
Hotel ETF	—
Newfleet Multi-Sector Income ETF	317,008
North Square McKee Core Reserves ETF	311,467
North Square McKee ESG Core Bond ETF	—
Pure Cannabis ETF	20,264,148

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
7. Federal Income Tax – (continued)
Fund	Utilized Amount
Pure US Cannabis ETF	$—
Q Dynamic Growth ETF	—
Q Portfolio Blended Allocation ETF	—
Ranger Equity Bear ETF	—
Restaurant ETF	—
STAR Global Buy-Write ETF	663,174
Vice ETF	965,912

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2021 were as follows:

	Purchases				Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Alpha DNA Equity Sentiment ETF	$192,448,624	$—	$38,296,019	$193,347,492	$—	$33,918,453
Dorsey Wright ADR ETF	37,981,649	—	—	37,304,478	—	8,691,047
Dorsey Wright Alpha Equal Weight ETF	177,458,615	—	47,071,273	178,942,165	—	43,689,337
Dorsey Wright FSM All Cap World ETF	153,287,835	—	81,838,478	156,353,440	—	91,030,850
Dorsey Wright FSM US Core ETF	2,702,871	—	3,378,469	2,973,664	—	3,271,112
Dorsey Wright Micro Cap ETF	5,701,077	—	3,364,119	5,541,534	—	963,360
Dorsey Wright Short ETF	34,387,531	—	—	41,204,739	—	—
Double Line Value ETF	11,394,788	—	967,016	11,260,734	—	2,378,172
Focused Equity ETF	6,725,312	—	8,852,010	7,238,042	—	8,208,450
Gerber Kawasaki ETF	3,915,648	—	26,234,501	3,639,440	—	405,831
Hotel ETF	3,430,828	—	2,758,768	3,591,910	—	2,188,254
Newfleet Multi-Sector Income ETF	27,791,548	2,776,462	—	28,443,705	2,230,821	—
North Square McKee Core Reserves ETF	11,727,055	—	—	17,003,381	—	—
North Square McKee ESG Core Bond ETF	14,020,246	1,282,457	—	14,129,002	742,221	2,317,629
Poseidon Dynamic Cannabis ETF	171,061	—	2,693,745	1,195,927	—	—
Psychedelics ETF	1,321,213	—	7,873,709	644,877	—	—
Pure Cannabis ETF	81,520,229	—	—	25,638,810	—	19,738,729
Pure US Cannabis ETF	128,896,967	—	118,071,576	18,728,250	—	20,354,005
Q Dynamic Growth ETF	37,671,372	—	51,294,431	37,606,533	—	2,456,832
Q Portfolio Blended Allocation ETF	4,843,146	—	2,482,998	4,822,564	—	382,913
Ranger Equity Bear ETF	464,336,461	—	—	479,396,650	—	—
Restaurant ETF	1,327,815	—	—	1,515,190	—	1,635,581
STAR Global Buy-Write ETF	3,189,937	—	10,294,673	3,610,493	—	383,776
Vice ETF	3,930,347	—	—	4,068,768	—	643,257

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to each Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
9. Risks Involved with Investing in the Funds – (continued)

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2021 (Unaudited)
9. Risks Involved with Investing in the Funds – (continued)

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, than it otherwise would be at higher asset levels or it could ultimately liquidate.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, AdvisorShares Trust (the “Trust”), on behalf of its series (the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk based on factors specific to the circumstances of the Funds. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining shareholders’ interests. The Board of Trustees of the Trust appointed AdvisorShares Investments, LLC, the Funds’ investment adviser, as the administrator of the Program (the “Program Administrator”).

At the Board’s August 2021 meeting, the Trustees reviewed a written report provided by the Program Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2020 through June 30, 2021. The report did not reflect that any material changes had been made to the Program since its implementation. The report noted that the Program utilizes analysis from a third-party liquidity metrics service provider to assist in liquidity classification, calculation, and monitoring. The Program Administrator concluded in the report that the Program has been adequately designed and effectively implemented to meet the requirements of Rule 22e-4 and the Funds’ liquidity needs.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Sub-Advisory Agreements for the AdvisorShares Dorsey Wright ADR ETF,
AdvisorShares Dorsey Wright Micro-Cap ETF, AdvisorShares Dorsey Wright Short ETF,
DoubleLine Value Equity ETF, and AdvisorShares Ranger Equity Bear ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 20, 2021 and November 16, 2021, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Dorsey, Wright & Associates, LLC, on behalf of the AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, and AdvisorShares Dorsey Wright Short ETF, (2) DoubleLine Equity LP, on behalf of the AdvisorShares DoubleLine Value Equity ETF, and (3) Ranger Alternative Management L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements and decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by each Sub-Advisor; (ii) the performance of each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to each Sub-Advisor. The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Advisors, including those individuals responsible for portfolio management. The Board also considered the Sub-Advisors’

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

operational capabilities and resources and their experience in managing investment portfolios. The most recent Form ADV for each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning its compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to each Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fee waived and/or expenses reimbursed by each Sub-Advisor over the period, as applicable, the costs and other expenses incurred by each Sub-Advisor in providing the services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fee appears to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by a Sub-Advisor and whether a Sub-Advisor’s fee includes breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Approval of the Advisory and Sub-Advisory Agreements for
AdvisorShares Gerber Kawasaki ETF

At a meeting held on May 20, 2021, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Gerber Kawasaki ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series was being conducted at that meeting. The Board also considered the approval of a separate sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Advisor and Gerber Kawasaki, Inc. (the “Sub-Advisor”), on behalf of the Fund, pursuant to which the Sub-Advisor would perform portfolio management and related services.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor and Sub-Advisor about the Agreements and the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rates and various other materials that it considered relevant to its consideration and approval of the proposed Agreements.

In considering each of the Agreements, the Board considered and discussed information and analysis provided by the Advisor and Sub-Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund, the Board reviewed the services to be provided by the Advisor and Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to the Fund, including the oversight of the activities and operations of the Sub-Advisor and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board received the most recent Form ADV for the Sub-Advisor as well as responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. The Board discussed the Trust’s chief compliance officer’s ongoing review and monitoring of the Sub-Advisor’s compliance infrastructure. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by the Advisor and the Sub-Advisor.

Performance. In connection with the assessment of the ability of each of the Advisor and Sub-Advisor to perform its duties under its Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that each of the Advisor and Sub-Advisor has the resources necessary to perform its obligations under its Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor and Sub-Advisor, reviewed the fees to be paid pursuant to the Agreements, and considered the estimated profitability projected by each of the Advisor and Sub-Advisor from its relationship with the Fund. In addition, the Board discussed the fee arrangement between the Advisor and Sub-Advisor, noting that the Advisor would pay the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisor appear to be reasonable in light of the services to be provided.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by each of the Advisor and Sub-Advisor as a result of its relationship with the Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Agreements are fair and reasonable; (ii) concluded that the fees to be paid to the Advisor are fair and reasonable in light of the services that it will provide to Fund; (iii) concluded that the fees to be paid to the Sub-Advisor are fair and reasonable in light of the services that the Sub-Advisor will provide to the Fund; and (iv) agreed to approve each of the Agreements for an initial term of two years.

Approval of the Advisory Agreement for AdvisorShares Psychedelics ETF

At a meeting held on May 20, 2021, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Psychedelics ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series was being conducted at that meeting.

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor about the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rate and various other materials that it considered relevant to its consideration and approval of the proposed agreement.

In considering the Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Board reviewed the services to be provided by the Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including implementing the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to the Fund, including the oversight of service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management, the Advisor’s operational capabilities and resources, and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by the Advisor.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Performance. In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the resources necessary to perform its obligations under the Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor from its relationship with the Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to the Advisor appears to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor as a result of its relationship with the Fund (other than the advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

Approval of the Advisory and Sub-Advisory Agreements for
AdvisorShares Poseidon Dynamic Cannabis ETF

At a meeting held on October 18, 2021, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Poseidon Dynamic Cannabis ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series was most recently conducted at the May 2021 Board meeting. The Board also considered the approval of a separate sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Advisor and Poseidon Investment Management, LLC (the “Sub-Advisor”), on behalf of the Fund, pursuant to which the Sub-Advisor would perform portfolio management and related services.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor and Sub-Advisor about the Agreements and the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rates and various other materials that it considered relevant to its consideration and approval of the proposed Agreements.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

In considering each of the Agreements, the Board considered and discussed information and analysis provided by the Advisor and Sub-Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund, the Board reviewed the services to be provided by the Advisor and Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to the Fund, including the oversight of the activities and operations of the Sub-Advisor and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board received the most recent Form ADV for the Sub-Advisor as well as responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by the Advisor and the Sub-Advisor.

Performance. In connection with the assessment of the ability of each of the Advisor and Sub-Advisor to perform its duties under its Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that each of the Advisor and Sub-Advisor has the resources necessary to perform its obligations under its Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor and Sub-Advisor, reviewed the fees to be paid pursuant to the Agreements, and considered the estimated profitability projected by each of the Advisor and Sub-Advisor from its relationship with the Fund. In addition, the Board discussed the fee arrangement between the Advisor and Sub-Advisor, noting that the Advisor would pay the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisor appear to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by each of the Advisor and Sub-Advisor as a result of its relationship with the Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Agreements are fair and reasonable; (ii) concluded that the fees to be paid to the Advisor are fair and reasonable in light of the services that it will provide to Fund; (iii) concluded that the fees to be paid to the Sub-Advisor are fair and reasonable in light of the services that the Sub-Advisor will provide to the Fund; and (iv) agreed to approve each of the Agreements for an initial term of two years.

Approval of Sub-Advisory Agreement for AdvisorShares North Square McKee Core
Reserves ETF (formerly AdvisorShares Sage Core Reserves ETF) and AdvisorShares North
Square McKee Core Bond ETF (formerly AdvisorShares FolioBeyond Smart Core Bond ETF)

At a meeting held on October 18, 2021, the Board, including the Independent Trustees, considered the approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and CSM Advisors, LLC (“CSM”) with respect to the AdvisorShares North Square McKee Core Reserves ETF and the AdvisorShares North Square McKee ESG Core Bond ETF (each, a “Fund” and, together, the “Funds”). The Sub-Advisory Agreement replaced a sub-advisory agreement between the Advisor and Sage Advisory Services, Ltd. Co. (“Sage”) with respect to the AdvisorShares North Square McKee Core Reserves ETF.

In connection with its consideration of the Sub-Advisory Agreement, the Board, including the Independent Trustees, requested, received and evaluated materials from CSM about the services proposed to be provided thereunder, including information about the key features of the Funds and related matters. The Board also reviewed information regarding the proposed investment sub-advisory fee rate and various other materials that it considered relevant to its consideration and approval of the proposed agreement.

In considering the Sub-Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor and CSM. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by CSM to the Funds, the Board reviewed the services to be provided by CSM, noting that these services include, among other things, furnishing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Board received the most recent Form ADV for CSM as well as responses to a detailed series of questions that, among other things, requested information about CSM’s business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of CSM, including those individuals responsible for portfolio management, CSM’s operational capabilities and resources, and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Funds by CSM.

Performance. In connection with the assessment of the ability of CSM to perform its duties under the Sub-Advisory Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that CSM has the resources necessary to perform its obligations under the Sub-Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by CSM, reviewed the proposed fee to be paid pursuant to the Sub-Advisory Agreement, and considered the estimated profitability projected by CSM from its relationship with each Fund. The Board discussed the fee arrangement between the Advisor and CSM, noting that the Advisor would pay CSM out of the advisory fee it receives from each Fund. With respect to AdvisorShares North Square McKee Core Reserves ETF, the Board noted that the proposed fee under the Sub-Advisory Agreement is lower than

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

the current sub-advisory fee payable to Sage. With respect to AdvisorShares North Square McKee ESG Core Bond ETF, the Board noted that the Advisor proposed a decrease in the aggregate advisory fee to be paid by the Fund to the Adviser. The Board also reviewed information regarding advisory fees of comparable funds and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to CSM appear to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the fees appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the existence for each Fund of a contractual expense limitation agreement with the Advisor and noted the proposed decrease in the aggregate advisory fee and expense limitation for AdvisorShares North Square McKee ESG Core Bond ETF.

Ancillary Benefits. The Board noted the potential benefits to be received by CSM as a result of its relationship with each Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to CSM with respect to each Fund is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Sub-Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

Alpha DNA Investment Management LLC

8860 Columbia 100 Parkway, Suite 301

Columbia, MD 21045

ChangePath, LLC

11460 Tomahawk Creek Parkway, Suite 200

Leawood, KS 66211

CMS Advisors, LLC

420 Fort Duquesne Boulevard

Pittsburgh, PA 15222

Dorsey, Wright & Associates, LLC

3300 W. Leigh Street

Richmond, VA 23230

DoubleLine Equity LP

505 N. Brand Boulevard, Suite 860

Glendale, CA 91203

Gerber Kawasaki, Inc.

2716 Ocean Park Boulevard

Santa Monica, CA 90405

Newfleet Asset Management, LLC

1 Financial Plaza

Hartford, CT 06103

Poseidon Investment Management, LLC

330 Fell Street, Suite 200

San Francisco, CA 94102

Ranger Alternative Management, L.P.

2828 N. Harwood Street, Suite 1900

Dallas, TX 75201

ThinkBetter, LLC

1549 Ringling Boulevard, Suite 510

Sarasota, FL 34236

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 3, 2022

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	March 3, 2022

* Print the name and title of each signing officer under his or her signature.